UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Balanced Fund

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Eaton Vance

Balanced Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

Balanced Fund

June 30, 2013

Performance1,2

Portfolio Managers Charles Gaffney, Thomas H. Luster, CFA and Bernard Scozzafava, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/01/1932	04/01/1932	7.49%	12.91%	2.85%	6.60%
Class A with 5.75% Maximum Sales Charge	—	—	1.33	6.46	1.65	5.96
Class B at NAV	11/02/1993	04/01/1932	7.22	12.04	2.08	5.79
Class B with 5% Maximum Sales Charge	—	—	2.22	7.04	1.71	5.79
Class C at NAV	11/02/1993	04/01/1932	7.20	12.00	2.11	5.80
Class C with 1% Maximum Sales Charge	—	—	6.20	11.00	2.11	5.80
Class I at NAV	09/28/2012	04/01/1932	7.77	13.12	2.88	6.62
S&P 500 Index	—	—	13.82%	20.60%	7.01%	7.29%
Barclays U.S. Aggregate Bond Index	—	—	–2.44	–0.69	5.19	4.52

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.16%	1.91%	1.91%	0.90%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Balanced Fund

June 30, 2013

Fund Profile4

Asset Allocation (% of total investments)

Fixed Income Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)5

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Balanced Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table, the performance of Class I is linked to Class A.

[3]	Source: Fund prospectus.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios). Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

[5]	Depiction does not reflect the Large-Cap Core Research Portfolio’s option positions.

Fund profile subject to change due to active management.

4

Eaton Vance

Balanced Fund

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 –6/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,074.90	$5.97	1.16%
Class B	$1,000.00	$1,072.20	$9.81	1.91%
Class C	$1,000.00	$1,072.00	$9.76	1.90%
Class I	$1,000.00	$1,077.70	$4.64	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.81	1.16%
Class B	$1,000.00	$1,015.30	$9.54	1.91%
Class C	$1,000.00	$1,015.40	$9.49	1.90%
Class I	$1,000.00	$1,020.30	$4.51	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Balanced Fund

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Investment in Investment Grade Income Portfolio, at value (identified cost, $63,575,733)	$62,413,894
Investment in Large-Cap Core Research Portfolio, at value (identified cost, $108,700,587)	135,497,977
Receivable for Fund shares sold	391,901
Total assets	$198,303,772

Liabilities
Payable for Fund shares redeemed	$328,704
Payable to affiliates:
Administration fee	6,556
Distribution and service fees	64,304
Trustees’ fees	125
Accrued expenses	68,869
Total liabilities	$468,558
Net Assets	$197,835,214

Sources of Net Assets
Paid-in capital	$166,514,889
Accumulated net realized gain from Portfolios	6,048,557
Accumulated distributions in excess of net investment income	(363,783)
Net unrealized appreciation from Portfolios	25,635,551
Net Assets	$197,835,214

Class A Shares
Net Assets	$153,463,685
Shares Outstanding	18,992,582
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.08
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.57

Class B Shares
Net Assets	$10,853,535
Shares Outstanding	1,341,848
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.09

Class C Shares
Net Assets	$28,598,868
Shares Outstanding	3,521,440
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.12

Class I Shares
Net Assets	$4,919,126
Shares Outstanding	608,700
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.08

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends allocated from Portfolios (net of foreign taxes, $16,526)	$1,221,768
Interest allocated from Portfolios	914,366
Securities lending income allocated from Portfolios, net	1,539
Expenses allocated from Portfolios	(641,826)
Total investment income from Portfolios	$1,495,847

Expenses
Administration fee	$38,936
Distribution and service fees
Class A	190,414
Class B	55,067
Class C	136,928
Trustees’ fees and expenses	250
Custodian fee	18,860
Transfer and dividend disbursing agent fees	105,826
Legal and accounting services	22,238
Printing and postage	17,077
Registration fees	29,242
Miscellaneous	7,708
Total expenses	$622,546

Net investment income	$873,301

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$8,268,818
Written options	260,201
Foreign currency transactions	1,133
Net realized gain	$8,530,152
Change in unrealized appreciation (depreciation) —
Investments	$4,628,367
Written options	(42,004)
Foreign currency	(256)
Net change in unrealized appreciation (depreciation)	$4,586,107

Net realized and unrealized gain	$13,116,259

Net increase in net assets from operations	$13,989,560

7	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$873,301	$2,315,520
Net realized gain from investment transactions, written options and foreign currency transactions	8,530,152	16,611,427
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	4,586,107	2,548,828
Net increase in net assets from operations	$13,989,560	$21,475,775
Distributions to shareholders —
From net investment income
Class A	$(1,074,466)	$(2,819,503)
Class B	(36,887)	(120,155)
Class C	(93,196)	(283,476)
Class I	(39,200)	(20)
Total distributions to shareholders	$(1,243,749)	$(3,223,154)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,991,231	$14,934,993
Class B	556,484	563,528
Class C	3,135,254	3,206,474
Class I	5,277,969	4,589
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	857,012	2,237,454
Class B	29,550	92,038
Class C	80,582	242,664
Class I	33,394	20
Cost of shares redeemed
Class A	(25,360,322)	(27,988,277)
Class B	(1,405,144)	(2,041,550)
Class C	(2,147,322)	(8,796,120)
Class I	(543,090)	—
Net asset value of shares exchanged
Class A	26,830	1,701,049
Class B	(26,830)	(1,701,049)
Net decrease in net assets from Fund share transactions	$(11,494,402)	$(17,544,187)

Net increase in net assets	$1,251,409	$708,434

Net Assets
At beginning of period	$196,583,805	$195,875,371
At end of period	$197,835,214	$196,583,805

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(363,783)	$6,665

8	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2013

Financial Highlights

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009		2008
Net asset value — Beginning of period	$7.570		$6.910	$6.940	$6.470	$5.350		$7.960

Income (Loss) From Operations
Net investment income(1)	$0.041		$0.096	$0.107	$0.093	$0.089		$0.135
Net realized and unrealized gain (loss)	0.526		0.694	(0.016)	0.477	1.124		(2.479)

Total income (loss) from operations	$0.567		$0.790	$0.091	$0.570	$1.213		$(2.344)

Less Distributions
From net investment income	$(0.057)		$(0.130)	$(0.121)	$(0.100)	$(0.093)		$(0.133)
From net realized gain	—		—	—	—	—		(0.133)

Total distributions	$(0.057)		$(0.130)	$(0.121)	$(0.100)	$(0.093)		$(0.266)

Net asset value — End of period	$8.080		$7.570	$6.910	$6.940	$6.470		$5.350

Total Return(2)	7.49	%(3)	11.50%	1.31%	8.92%	22.99%		(30.27)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$153,464		$159,831	$154,498	$176,533	$194,130		$181,381
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.16	%(6)	1.16%	1.14%	1.19%	1.23%		1.14%
Net investment income	1.04	%(6)	1.31%	1.54%	1.42%	1.57%		1.96%
Portfolio Turnover of the Fund(7)	3	%(3)	2%	3%	1%	96%		22%
Portfolio Turnover of Capital Growth Portfolio	—		—	—	—	—		293%
Portfolio Turnover of Investment Grade Income Portfolio	52	%(3)	113%	100%	91%	94%		70%
Portfolio Turnover of Large-Cap Value Portfolio	—		—	—	—	56%		61%
Portfolio Turnover of Large-Cap Core Research Portfolio	40	%(3)	91%	64%	44%	10	%(8)	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(8)	For the period from the start of business, November 1, 2009, to December 31, 2009.

9	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009		2008
Net asset value — Beginning of period	$7.570		$6.910	$6.940	$6.480	$5.360		$7.960

Income (Loss) From Operations
Net investment income(1)	$0.011		$0.041	$0.055	$0.044	$0.047		$0.083
Net realized and unrealized gain (loss)	0.536		0.692	(0.018)	0.466	1.122		(2.469)

Total income (loss) from operations	$0.547		$0.733	$0.037	$0.510	$1.169		$(2.386)

Less Distributions
From net investment income	$(0.027)		$(0.073)	$(0.067)	$(0.050)	$(0.049)		$(0.081)
From net realized gain	—		—	—	—	—		(0.133)

Total distributions	$(0.027)		$(0.073)	$(0.067)	$(0.050)	$(0.049)		$(0.214)

Net asset value — End of period	$8.090		$7.570	$6.910	$6.940	$6.480		$5.360

Total Return(2)	7.22	%(3)	10.65%	0.53%	7.92%	22.01%		(30.68)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,854		$10,966	$12,903	$15,982	$18,889		$20,127
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.91	%(6)	1.91%	1.89%	1.94%	1.98%		1.90%
Net investment income	0.29	%(6)	0.55%	0.78%	0.67%	0.83%		1.19%
Portfolio Turnover of the Fund(7)	3	%(3)	2%	3%	1%	96%		22%
Portfolio Turnover of Capital Growth Portfolio	—		—	—	—	—		293%
Portfolio Turnover of Investment Grade Income Portfolio	52	%(3)	113%	100%	91%	94%		70%
Portfolio Turnover of Large-Cap Value Portfolio	—		—	—	—	56%		61%
Portfolio Turnover of Large-Cap Core Research Portfolio	40	%(3)	91%	64%	44%	10	%(8)	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(8)	For the period from the start of business, November 1, 2009, to December 31, 2009.

10	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009		2008
Net asset value — Beginning of period	$7.600		$6.940	$6.970	$6.490	$5.370		$7.980

Income (Loss) From Operations
Net investment income(1)	$0.012		$0.041	$0.055	$0.044	$0.047		$0.084
Net realized and unrealized gain (loss)	0.535		0.693	(0.018)	0.486	1.122		(2.480)

Total income (loss) from operations	$0.547		$0.734	$0.037	$0.530	$1.169		$(2.396)

Less Distributions
From net investment income	$(0.027)		$(0.074)	$(0.067)	$(0.050)	$(0.049)		$(0.081)
From net realized gain	—		—	—	—	—		(0.133)

Total distributions	$(0.027)		$(0.074)	$(0.067)	$(0.050)	$(0.049)		$(0.214)

Net asset value — End of period	$8.120		$7.600	$6.940	$6.970	$6.490		$5.370

Total Return(2)	7.20	%(3)	10.61%	0.54%	8.21%	21.98%		(30.72)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,599		$25,783	$28,474	$31,594	$34,963		$32,925
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.90	%(6)	1.91%	1.89%	1.94%	1.98%		1.90%
Net investment income	0.29	%(6)	0.55%	0.79%	0.67%	0.83%		1.23%
Portfolio Turnover of the Fund(7)	3	%(3)	2%	3%	1%	96%		22%
Portfolio Turnover of Capital Growth Portfolio	—		—	—	—	—		293%
Portfolio Turnover of Investment Grade Income Portfolio	52	%(3)	113%	100%	91%	94%		70%
Portfolio Turnover of Large-Cap Value Portfolio	—		—	—	—	56%		61%
Portfolio Turnover of Large-Cap Core Research Portfolio	40	%(3)	91%	64%	44%	10	%(8)	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(8)	For the period from the start of business, November 1, 2009, to December 31, 2009.

11	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2013 (Unaudited)		Period Ended December 31, 2012(1)
Net asset value — Beginning of period	$7.560		$7.610

Income (Loss) From Operations
Net investment income(2)	$0.054		$0.032
Net realized and unrealized gain (loss)	0.533		(0.049)

Total income (loss) from operations	$0.587		$(0.017)

Less Distributions
From net investment income	$(0.067)		$(0.033)

Total distributions	$(0.067)		$(0.033)

Net asset value — End of period	$8.080		$7.560

Total Return(3)	7.77	%(4)	(0.22	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,919		$5
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.90	%(7)	0.90	%(7)
Net investment income	1.35	%(7)	1.65	%(7)
Portfolio Turnover of the Fund(8)	3	%(4)	2	%(9)
Portfolio Turnover of Investment Grade Income Portfolio	52	%(4)	113	%(10)
Portfolio Turnover of Large-Cap Core Research Portfolio	40	%(4)	91	%(10)

(1)	For the period from commencement of operations on September 28, 2012 to December 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(9)	For the Fund’s year ended December 31, 2012.

(10)	For the Portfolio’s year ended December 31, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide current income and long-term capital growth. The Fund currently pursues its objective by investing all of its investable assets in interests in the following two portfolios managed by Eaton Vance Management (EVM) or its affiliates: Investment Grade Income Portfolio and Large-Cap Core Research Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Investment Grade Income Portfolio and Large-Cap Core Research Portfolio (60.2% and 68.0%, respectively, at June 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments. The valuation policy of each Portfolio is as follows:

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

13

Eaton Vance

Balanced Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

Affiliated Funds. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. The value of the Portfolios’ investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolios’ proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $928,008 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on December 31, 2016. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2012.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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Eaton Vance

Balanced Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the six months ended June 30, 2013, the administration fee amounted to $38,936. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended June 30, 2013, the Fund’s allocated portion of the adviser fees paid by the Portfolios amounted to $571,165 or 0.58% (annualized) of the Fund’s average daily net assets.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2013, EVM earned $11,737 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $11,626 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2013 amounted to $190,414 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2013, the Fund paid or accrued to EVD $41,300 and $102,696 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2013 amounted to $13,767 and $34,232 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2013, the Fund was informed that EVD received approximately $3,000 and $1,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

15

Eaton Vance

Balanced Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended June 30, 2013, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Investment Grade Income Portfolio	$1,835,451	$6,541,425
Large-Cap Core Research Portfolio	3,408,694	12,148,361

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	995,114	2,012,919
Issued to shareholders electing to receive payments of distributions in Fund shares	105,897	303,641
Redemptions	(3,236,460)	(3,794,741)
Exchange from Class B shares	3,337	232,547

Net decrease	(2,132,112)	(1,245,634)

Class B	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	68,745	76,909
Issued to shareholders electing to receive payments of distributions in Fund shares	3,653	12,500
Redemptions	(175,088)	(275,896)
Exchange to Class A shares	(3,333)	(232,485)

Net decrease	(106,023)	(418,972)

Class C	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	387,301	433,764
Issued to shareholders electing to receive payments of distributions in Fund shares	9,913	32,832
Redemptions	(266,202)	(1,178,767)

Net increase (decrease)	131,012	(712,171)

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Eaton Vance

Balanced Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended June 30, 2013 (Unaudited)	Period Ended December 31, 2012(1)

Sales	671,625	602
Issued to shareholders electing to receive payments of distributions in Fund shares	4,124	2
Redemptions	(67,653)	—

Net increase	608,096	604

(1)	For the period from commencement of operations on September 28, 2012 to December 31, 2012.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2013 and December 31, 2012, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

17

Eaton Vance

Balanced Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Balanced Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of Investment Grade Income Portfolio and Large-Cap Core Research Portfolio (the “Portfolios”), the portfolios in which Eaton Vance Balanced Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. For Investment Grade Income Portfolio, the Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds, including the Adviser’s in-house research capabilities. For Large-Cap Core Research Portfolio, the Board noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

19

Eaton Vance

Balanced Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board noted the Fund’s favorable longer-term performance record, and considered various factors that contributed to the Fund’s underperformance during the three-year period, including the relative underperformance of the Portfolios. The Board also considered that the Adviser had taken steps to improve performance, including changes in the equity group’s staffing and methodology for determining analyst compensation, as well as enhancements to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolios and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

20

Eaton Vance

Balanced Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Balanced Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Balanced Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Investment Grade Income Portfolio and Large-Cap Core Research Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Balanced Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

162-8/13	BALSRC

Eaton Vance

Commodity Strategy Fund

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator.

In August 2013, the SEC and CFTC adopted final rules harmonizing certain disclosure, reporting and recordkeeping requirements that will apply to funds designated as commodity pools. Management is currently assessing what, if any, additional information may be required to be disclosed under these rules, additional regulatory requirements that may be imposed and additional expenses that may be incurred by the funds.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Eaton Vance

Commodity Strategy Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	33

Officers and Trustees	36

Important Notices	37

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Performance1,2

Portfolio Manager John B. Brynjolfsson, CFA, Armored Wolf, LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Since Inception
Class A at NAV	04/08/2010	04/08/2010	–11.33%	–8.75%	–3.09%
Class A with 4.75% Maximum Sales Charge	—	—	–15.56	–13.13	–4.54
Class C at NAV	04/08/2010	04/08/2010	–11.68	–9.42	–3.84
Class C with 1% Maximum Sales Charge	—	—	–12.56	–10.33	–3.84
Class I at NAV	04/08/2010	04/08/2010	–11.21	–8.58	–2.92
Dow Jones-UBS Commodity Index Total Return	—	04/08/2010	–10.47%	–8.01%	–2.41%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I
Gross			1.59%	2.34%	1.34%
Net			1.50	2.25	1.25

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Fund Profile

Asset Mix (% of net assets)4

Commodity Exposure of Dow Jones-UBS Commodity Index5,6

Energy	36.51%	Industrial Metals	15.99%
Natural Gas	12.58	Copper	6.73
Crude Oil-WTI	10.55	Aluminum	4.69
Crude Oil-Brent	5.94	Zinc	2.58
Unleaded Gasoline	3.73	Nickel	1.99
Heating Oil	3.72
		Precious Metals	11.75%
Agriculture	30.01%	Gold	8.94
Corn	6.26	Silver	2.81
Soybeans	5.51
Sugar	3.88	Livestock	5.74%
Wheat	3.34	Live Cattle	3.35
Soybean Oil	2.75	Lean Hogs	2.39
Soybean Meal	2.65
Cotton	2.18
Coffee	2.17
Kansas Wheat	1.26

Additional Fund Commodity Exposure (% of net assets)5

Gold	0.83%	Kansas Wheat	(0.08)%
Unleaded Gasoline	0.60	Nickel	(0.12)
Crude Oil-Brent	0.57	Coffee	(0.14)
Lean Hogs	0.57	Silver	(0.15)
Corn	0.49	Zinc	(0.17)
Soybeans	0.48	Live Cattle	(0.22)
Gas Oil	0.35	Wheat	(0.22)
Lead	0.33	Heating Oil	(0.24)
Cocoa	0.22	Sugar	(0.26)
Soybean Meal	0.05	Aluminum	(0.31)
Soybean Oil	0.01	Crude Oil-WTI	(0.65)
Platinum	(0.01)	Natural Gas	(0.81)
Cotton	(0.02)	Copper	(1.14)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

Dow Jones-UBS Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/14. Without the reimbursement, performance would have been lower.

[4]	Other net assets represent other assets less liabilities and includes any investment type that represents less than 1% of net assets. Cash equivalents include U.S. Treasury Bills.

[5]

Commodity Exposure reflects the composition of the Dow Jones- UBS Commodity Index at 6/30/13 to which the Fund’s exposure was approximately 100% of its net assets through total return swaps (derived based on notional amounts plus or minus unrealized appreciation (depreciation)). Additional Fund Commodity Exposure reflects the Fund’s exposure to commodities and commodity indices through total return swaps (other than the composition of the Dow Jones-UBS Commodity Index) and commodity futures contracts.

[6]	Percentages may not total 100% due to rounding.

Fund profile subject to change due to active management.

4

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$886.70	$6.97	1.49%
Class C	$1,000.00	$883.20	$10.51	2.25%
Class I	$1,000.00	$887.90	$5.80	1.24%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.45	1.49%
Class C	$1,000.00	$1,013.60	$11.23	2.25%
Class I	$1,000.00	$1,018.60	$6.21	1.24%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012.

5

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Consolidated Portfolio of Investments (Unaudited)

Corporate Bonds — 8.6%

Security	Principal Amount (000’s omitted)	Value

Airlines — 0.0%(1)
US Airways Group, Inc., 6.125%, 6/1/18	$200	$190,000

		$190,000

Auto Manufacturers — 0.0%(1)
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	$22	$24,118

		$24,118

Auto Parts & Equipment — 0.1%
Goodyear Tire & Rubber Co. (The), 6.50%, 3/1/21	$175	$178,937
Meritor, Inc., 6.75%, 6/15/21	100	96,000
TRW Automotive, Inc., 7.00%, 3/15/14(2)	125	129,375

		$404,312

Banks — 0.2%
Ally Financial, Inc., 3.125%, 1/15/16	$300	$299,428
Ally Financial, Inc., 6.75%, 12/1/14	325	343,281
CIT Group, Inc., 5.25%, 4/1/14(2)	100	101,750
CIT Group, Inc., 5.50%, 2/15/19(2)	240	249,000

		$993,459

Beverages — 0.0%(1)
Constellation Brands, Inc., 4.25%, 5/1/23	$50	$47,313

		$47,313

Building Materials — 0.1%
Boise Cascade Co., 6.375%, 11/1/20	$315	$320,513
Gibraltar Industries, Inc., 6.25%, 2/1/21(2)	15	15,600

		$336,113

Chemicals — 0.0%(1)
Huntsman International, LLC, 4.875%, 11/15/20	$50	$49,625
Olin Corp., 5.50%, 8/15/22	10	10,150

		$59,775

Commercial Services — 0.3%
APX Group, Inc., 8.75%, 12/1/20(2)	$75	$71,812
Hertz Corp. (The), 7.50%, 10/15/18	25	26,938
PHH Corp., 7.375%, 9/1/19	40	42,600
Rent-A-Center, Inc., 4.75%, 5/1/21(2)	225	214,312
Service Corp. International, 5.375%, 1/15/22(2)	250	250,000

Security	Principal Amount (000’s omitted)	Value

Commercial Services (continued)
Sotheby’s, 5.25%, 10/1/22(2)	$475	$463,125
United Rentals North America, Inc., 7.375%, 5/15/20	31	33,248
WEX, Inc., 4.75%, 2/1/23(2)	775	736,250

		$1,838,285

Computers — 0.1%
Seagate HDD Cayman, 4.75%, 6/1/23(2)	$175	$164,062
SunGard Data Systems, Inc., 4.875%, 1/15/14	560	564,200

		$728,262

Distribution & Wholesale — 0.1%
HD Supply, Inc., 10.50%, 1/15/21	$325	$337,594

		$337,594

Diversified Financial Services — 3.2%
Armor Re, Ltd., 4.27%, 5/14/14(2)(3)(4)	$4,000	$3,961,200
E*TRADE Financial Corp., 6.75%, 6/1/16	100	103,250
East Lane Re IV, Ltd., 5.77%, 3/14/14(2)(3)(4)	1,400	1,408,820
Everglades Re, Ltd., 17.77%, 4/30/14(2)(3)(4)	4,000	4,216,400
General Motors Financial Co., Inc., 2.75%, 5/15/16(2)	425	418,891
General Motors Financial Co., Inc., 4.25%, 5/15/23(2)	400	373,500
Golden State Re, Ltd., 3.77%, 1/8/15(2)(3)(4)	3,000	3,057,300
International Lease Finance Corp., 5.625%, 9/20/13	600	605,700
Jefferies LoanCore, LLC/JLC Finance Corp., 6.875%, 6/1/20(2)	500	487,500
Nationstar Mortgage, LLC/Nationstar Capital Corp., 6.50%, 6/1/22	100	98,000
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.875%, 3/15/22(2)	60	61,500
Nuveen Investments, Inc., 5.50%, 9/15/15	525	514,500
Nuveen Investments, Inc., 9.125%, 10/15/17(2)	775	780,812
Patriot Merger Corp., 9.00%, 7/15/21(2)	125	122,813
Residential Re 2011, Ltd., 8.77%, 6/6/15(2)(3)(4)	750	779,325
Springleaf Finance Corp., 6.00%, 6/1/20(2)	75	67,500

		$17,057,011

Electric — 0.0%(1)
NRG Energy, Inc., 7.625%, 1/15/18	$100	$107,500

		$107,500

Electrical Components & Equipment — 0.1%
WireCo WorldGroup, Inc., 9.50%, 5/15/17	$685	$712,400

		$712,400

6	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Engineering & Construction — 0.1%
Weekley Homes, LLC/Weekley Finance Corp., 6.00%, 2/1/23(2)	$180	$177,750
Zachry Holdings, Inc., 7.50%, 2/1/20(2)	350	362,250

		$540,000

Entertainment — 0.1%
CCM Merger, Inc., 9.125%, 5/1/19(2)	$275	$288,750
Pinnacle Entertainment, Inc., 7.75%, 4/1/22	25	26,250
Pinnacle Entertainment, Inc., 8.625%, 8/1/17	25	26,156
Regal Entertainment Group, 5.75%, 2/1/25	181	172,855

		$514,011

Foods — 0.3%
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20(2)	$575	$551,281
Ingles Markets, Inc., 5.75%, 6/15/23(2)	250	247,500
Land O’Lakes, Inc., 6.00%, 11/15/22(2)	325	335,563
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/21(2)	400	383,000
SUPERVALU, Inc., 6.75%, 6/1/21(2)	100	93,500

		$1,610,844

Forest Products & Paper — 0.0%(1)
Neenah Paper, Inc., 5.25%, 5/15/21(2)	$200	$196,000
Resolute Forest Products, Inc., 5.875%, 5/15/23(2)	25	22,438

		$218,438

Health Care – Services — 0.4%
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	$350	$356,125
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	41	42,333
HCA Holdings, Inc., 6.25%, 2/15/21	50	51,125
HCA, Inc., 5.75%, 3/15/14	475	485,687
HCA, Inc., 5.875%, 3/15/22	188	193,405
HCA, Inc., 8.50%, 4/15/19	125	134,453
Select Medical Corp., 6.375%, 6/1/21(2)	375	358,125
Tenet Healthcare Corp., 4.75%, 6/1/20(2)	250	240,000
Tenet Healthcare Corp., 6.25%, 11/1/18	25	26,406

		$1,887,659

Holding Company – Diversified — 0.0%(1)
Alphabet Holding Co., Inc., 7.75%, 11/1/17(5)	$110	$113,300

		$113,300

Security	Principal Amount (000’s omitted)	Value

Home Builders — 0.0%(1)
D.R. Horton, Inc., 5.25%, 2/15/15	$22	$22,990
D.R. Horton, Inc., 5.625%, 9/15/14	17	17,701
D.R. Horton, Inc., 5.625%, 1/15/16	103	109,309
D.R. Horton, Inc., 6.125%, 1/15/14	60	61,500

		$211,500

Household Products — 0.2%
Reynolds Group Holdings, Inc., 5.75%, 10/15/20	$550	$555,500
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	65	68,981
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	175	191,625

		$816,106

Insurance — 0.1%
CNO Financial Group, Inc., 6.375%, 10/1/20(2)	$30	$32,025
Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21(2)	300	292,500
Onex USI Acquisition Corp., 7.75%, 1/15/21(2)	225	222,750

		$547,275

Internet — 0.1%
Equinix, Inc., 5.375%, 4/1/23	$158	$155,630
IAC/InterActiveCorp, 4.75%, 12/15/22(2)	225	213,750
VeriSign, Inc., 4.625%, 5/1/23(2)	350	341,250

		$710,630

Leisure Time — 0.0%(1)
Brunswick Corp., 4.625%, 5/15/21(2)	$100	$98,000

		$98,000

Lodging — 0.5%
Boyd Gaming Corp., 7.125%, 2/1/16	$825	$814,687
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	200	189,125
Mandalay Resort Group, 7.625%, 7/15/13	325	325,203
MGM Resorts International, 5.875%, 2/27/14	282	289,755
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International, LLC, 5.875%, 5/15/21(2)	400	388,750
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 4.25%, 5/30/23(2)	626	579,833
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	50	50,750

		$2,638,103

7	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Machinery – Diversified — 0.0%(1)
CNH Capital, LLC, 3.625%, 4/15/18(2)	$22	$21,010

		$21,010

Media — 0.6%
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	$34	$37,315
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(2)	350	330,750
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	41	42,435
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/20	41	42,640
DISH DBS Corp., 4.25%, 4/1/18(2)	400	394,000
DISH DBS Corp., 5.00%, 3/15/23	815	788,512
DISH DBS Corp., 6.75%, 6/1/21	17	18,148
DISH DBS Corp., 7.875%, 9/1/19	33	37,125
Expo Event Transco, Inc., 9.00%, 6/15/21(2)	200	198,500
Sirius XM Radio, Inc., 4.25%, 5/15/20(2)	38	35,815
Sirius XM Radio, Inc., 5.25%, 8/15/22(2)	66	64,350
Univision Communications, Inc., 5.125%, 5/15/23(2)	600	570,000
WideOpenWest Finance, LLC/WideOpenWest Capital Corp., 10.25%, 7/15/19	515	549,762

		$3,109,352

Oil & Gas — 0.6%
Berry Petroleum Co., 6.375%, 9/15/22	$350	$350,437
Chaparral Energy, Inc., 8.25%, 9/1/21	125	132,188
Denbury Resources, Inc., 4.625%, 7/15/23	475	438,781
Hercules Offshore, Inc., 8.75%, 7/15/21(2)	175	175,000
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21(2)	325	313,625
Memorial Production Partners LP/Memorial Production Finance Corp., 7.625%, 5/1/21(2)	200	198,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co., LLC, 9.25%, 6/1/21(2)	350	329,437
Quicksilver Resources, Inc., 7.00%, 6/21/19(2)(3)	200	181,000
Sanchez Energy Corp., 7.75%, 6/15/21(2)	175	171,063
SandRidge Energy, Inc., 7.50%, 3/15/21	275	264,000
SandRidge Energy, Inc., 8.125%, 10/15/22	185	184,075
Swift Energy Co., 7.125%, 6/1/17	8	7,880
Whiting Petroleum Corp., 7.00%, 2/1/14	175	179,813

		$2,925,299

Security	Principal Amount (000’s omitted)	Value

Oil & Gas Services — 0.1%
ION Geophysical Corp., 8.125%, 5/15/18(2)	$100	$97,000
Seitel, Inc., 9.50%, 4/15/19(2)	350	352,625

		$449,625

Packaging & Containers — 0.3%
Ball Corp., 4.00%, 11/15/23	$900	$835,875
BOE Intermediate Holding Corp., 9.00%, 11/1/17(2)(5)	225	217,125
BOE Merger Corp., 9.50%, 11/1/17(2)(5)	300	307,500

		$1,360,500

Pipelines — 0.1%
Access Midstream Partners LP/ACMP Finance Corp., 5.875%, 4/15/21	$25	$25,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	259	238,280
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23(2)	450	403,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 7.875%, 10/15/18	58	62,060

		$729,715

Real Estate — 0.1%
Crescent Resources, LLC/Crescent Ventures, Inc., 10.25%, 8/15/17(2)	$250	$258,750

		$258,750

Real Estate Investment Trusts (REITs) — 0.0%(1)
Geo Group, Inc. (The), 5.125%, 4/1/23(2)	$25	$23,937
Sabra Health Care LP/Sabra Capital Corp., 5.375%, 6/1/23	25	24,594

		$48,531

Retail — 0.5%
DineEquity, Inc., 9.50%, 10/30/18	$100	$111,500
GRD Holdings III Corp., 10.75%, 6/1/19(2)	395	424,625
L Brands, Inc., 5.25%, 11/1/14	480	500,400
Landry’s Holdings II, Inc., 10.25%, 1/1/18(2)	459	477,360
Radio Systems Corp., 8.375%, 11/1/19(2)	120	128,100
Rite Aid Corp., 6.75%, 6/15/21(2)	750	740,625
Tops Holding Corp./Tops Markets, LLC, 8.875%, 12/15/17(2)	300	326,250

		$2,708,860

8	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Semiconductors — 0.0%(1)
Freescale Semiconductor, Inc., 5.00%, 5/15/21(2)	$175	$166,688

		$166,688

Software — 0.0%(1)
Eagle Midco, Inc., 9.00%, 6/15/18(2)(5)	$100	$98,000

		$98,000

Telecommunications — 0.1%
Cincinnati Bell, Inc., 8.75%, 3/15/18	$150	$150,937
CommScope Holding Co., Inc., 6.625%, 6/1/20(2)(5)	100	96,000
Frontier Communications Corp., 8.50%, 4/15/20	5	5,538
Frontier Communications Corp., 8.75%, 4/15/22	32	35,040
Level 3 Financing, Inc., 7.00%, 6/1/20	145	144,637
Level 3 Financing, Inc., 8.125%, 7/1/19	11	11,633
Level 3 Financing, Inc., 8.625%, 7/15/20	14	14,962
NeuStar, Inc., 4.50%, 1/15/23(2)	225	213,750
Windstream Corp., 7.75%, 10/15/20	17	17,680

		$690,177

Textiles — 0.1%
SIWF Merger Sub, Inc./Springs Industries, Inc., 6.25%, 6/1/21(2)	$250	$245,625

		$245,625

Transportation — 0.1%
Jack Cooper Holdings Corp., 9.25%, 6/1/20(2)	$375	$375,937

		$375,937

Total Corporate Bonds (identified cost $46,264,576)		$45,930,077

Foreign Corporate Bonds — 1.2%

Security	Principal Amount (000’s omitted)	Value

Australia — 0.1%
FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17(2)	$78	$76,245
Nufarm Australia, Ltd., 6.375%, 10/15/19(2)	340	340,850

Total Australia		$417,095

Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.0%(1)
NCL Corp., Ltd., 5.00%, 2/15/18(2)	$100	$98,500

Total Bermuda		$98,500

British Virgin Islands — 0.1%
Global Investments Group Finance, Ltd., 11.00%, 9/24/17(6)	$800	$760,000

Total British Virgin Islands		$760,000

Canada — 0.1%
Cogeco Cable, Inc., 4.875%, 5/1/20(2)	$350	$341,250
First Quantum Minerals, Ltd., 7.25%, 10/15/19(2)	25	23,625
Mattamy Group Corp., 6.50%, 11/15/20(2)	337	331,945
Videotron, Ltd., 5.00%, 7/15/22	26	25,480

Total Canada		$722,300

Hungary — 0.1%
Nitrogenmuvek Zrt, 7.875%, 5/21/20(2)	$300	$282,750

Total Hungary		$282,750

Japan — 0.0%(1)
SoftBank Corp., 4.50%, 4/15/20(2)	$150	$144,600

Total Japan		$144,600

Luxembourg — 0.4%
Gestamp Funding Luxembourg SA, 5.625%, 5/31/20(2)	$350	$334,250
Intelsat Jackson Holdings SA, 5.50%, 8/1/23(2)	600	567,000
Intelsat Jackson Holdings SA, 6.625%, 12/15/22(2)	600	585,000
Intelsat Jackson Holdings SA, 8.50%, 11/1/19	25	27,063
Intelsat Luxembourg SA, 6.75%, 6/1/18(2)	225	227,812
Intelsat Luxembourg SA, 8.125%, 6/1/23(2)	31	32,124
NII International Telecom SCA, 7.875%, 8/15/19(2)	375	357,187

Total Luxembourg		$2,130,436

Netherlands — 0.2%
Comfeed Finance BV, 6.00%, 5/2/18(2)	$250	$234,375
LBC Tank Terminals Holding Netherlands BV, 6.875%, 5/15/23(2)	75	75,563
NXP BV/NXP Funding, LLC, 3.75%, 6/1/18(2)	575	566,375

Total Netherlands		$876,313

Peru — 0.1%
Camposol SA, 9.875%, 2/2/17(6)	$700	$719,250

Total Peru		$719,250

9	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

United Kingdom — 0.1%
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/23(2)	$340	$331,500

Total United Kingdom		$331,500

Total Foreign Corporate Bonds (identified cost $6,708,530)		$6,482,744

U.S. Treasury Obligations — 7.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/16(7)	$14,117	$14,485,266
0.50%, 4/15/15(7)	15,022	15,405,026
1.25%, 4/15/14(7)	10,329	10,475,394

Total U.S. Treasury Obligations (identified cost $40,036,805)		$40,365,686

Preferred Securities — 0.2%

Security	Shares	Value

Diversified Financial Services — 0.2%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(8)	3	$283,768
General Electric Capital Corp., Series B, 6.25% to 12/15/22(8)	5	545,576

		$829,344

Total Preferred Securities (identified cost $769,191)		$829,344

Warrants — 0.0%(1)

Security	Shares	Value
Banro Corp., Expires 3/2/17(2)(9)	103,200	$10,320

Total Warrants (identified cost $70,495)		$10,320

Short-Term Investments — 89.1%

U.S. Treasury Obligations — 82.2%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 7/18/13	$20,000	$19,999,840
U.S. Treasury Bill, 0.00%, 8/15/13(10)	40,000	39,999,000
U.S. Treasury Bill, 0.00%, 9/5/13	40,000	39,998,720
U.S. Treasury Bill, 0.00%, 11/14/13	50,000	49,987,950
U.S. Treasury Bill, 0.00%, 12/12/13(10)	70,000	69,979,700
U.S. Treasury Bill, 0.00%, 1/9/14(10)	50,000	49,984,650
U.S. Treasury Bill, 0.00%, 2/6/14(10)	70,000	69,966,330
U.S. Treasury Bill, 0.00%, 3/6/14(10)	100,000	99,930,200

Total U.S. Treasury Obligations (identified cost $439,761,522)		$439,846,390

Other — 6.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(11)	$36,953	$36,953,329

Total Other (identified cost $36,953,329)		$36,953,329

Total Short-Term Investments (identified cost $476,714,851)		$476,799,719

Total Investments — 106.6% (identified cost $570,564,448)		$570,417,890

Other Assets, Less Liabilities — (6.6)%		$(35,503,797)

Net Assets — 100.0%		$534,914,093

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2013, the aggregate value of these securities is $36,453,455 or 6.8% of the Fund’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2013.

(4)

Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

10	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2013, the aggregate value of these securities is $1,479,250 or 0.3% of the Fund’s net assets.

(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(8)	Security converts to floating rate after the indicated fixed-rate coupon period.

(9)	Non-income producing security.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open futures and/or swap contracts.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013.

11	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Unaffiliated investments, at value (identified cost, $533,611,119)	$533,464,561
Affiliated investment, at value (identified cost, $36,953,329)	36,953,329
Restricted cash*	550,000
Deposits at broker for open derivative contracts	291,066
Foreign currency, at value (identified cost, $6,180)	5,626
Interest receivable	779,789
Interest receivable from affiliated investment	3,269
Receivable for investments sold	3,814,613
Receivable for Fund shares sold	3,371,558
Receivable for open forward foreign currency exchange contracts	1,378,775
Receivable for open swap contracts	805,442
Receivable for closed swap contracts	3,480
Premium paid on open swap contracts	190,759
Tax reclaims receivable	168
Total assets	$581,612,435

Liabilities
Cash collateral due to broker	$550,000
Payable for investments purchased	6,128,331
Payable for variation margin on open futures contracts	70,004
Payable for open forward foreign currency exchange contracts	460,205
Payable for open swap contracts	28,714,619
Payable for closed swap contracts	296,065
Premium received on open swap contracts	1,698,697
Due to custodian	253,397
Payable for Fund shares redeemed	7,886,704
Payable to affiliates:
Investment adviser and administration fee	482,169
Distribution and service fees	21,833
Trustees’ fees	3,520
Other	4,643
Accrued foreign capital gains taxes	1,125
Accrued expenses	127,030
Total liabilities	$46,698,342
Net Assets	$534,914,093

Sources of Net Assets
Paid-in capital	$601,493,297
Accumulated net realized loss	(38,170,870)
Accumulated net investment loss	(883,278)
Net unrealized depreciation	(27,525,056)
Net Assets	$534,914,093

Class A Shares
Net Assets	$41,614,769
Shares Outstanding	5,113,925
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.14
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.55

Class C Shares
Net Assets	$14,445,179
Shares Outstanding	1,819,609
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$7.94

Class I Shares
Net Assets	$478,854,145
Shares Outstanding	58,665,132
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.16
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Interest	$2,445,008
Dividends	24,844
Interest allocated from affiliated investment	22,028
Expenses allocated from affiliated investment	(2,465)
Total investment income	$2,489,415

Expenses
Investment adviser and administration fee	$2,522,034
Distribution and service fees
Class A	52,739
Class C	86,528
Trustees’ fees and expenses	8,059
Custodian fee	177,541
Transfer and dividend disbursing agent fees	175,863
Legal and accounting services	48,268
Printing and postage	31,800
Registration fees	28,020
Miscellaneous	12,753
Total expenses	$3,143,605
Deduct —
Reduction of custodian fee	$28
Total expense reductions	$28

Net expenses	$3,143,577

Net investment loss	$(654,162)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,888,468
Investment transactions allocated from affiliated investment	709
Futures contracts	(2,081,210)
Swap contracts	(39,260,675)
Foreign currency and forward foreign currency exchange contract transactions	(359,722)
Net realized loss	$(39,812,430)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $1,125)	$(3,428,010)
Futures contracts	(860,731)
Swap contracts	(20,809,451)
Foreign currency and forward foreign currency exchange contracts	860,712
Net change in unrealized appreciation (depreciation)	$(24,237,480)

Net realized and unrealized loss	$(64,049,910)

Net decrease in net assets from operations	$(64,704,072)

13	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income (loss)	$(654,162)	$1,445,678
Net realized gain (loss) from investment transactions, written options, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(39,812,430)	866,298
Net change in unrealized appreciation (depreciation) from investments, written options, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	(24,237,480)	(8,607,102)
Net decrease in net assets from operations	$(64,704,072)	$(6,295,126)
Distributions to shareholders —
From net investment income
Class I	$—	$(385,797)
From net realized gain
Class A	—	(77,223)
Class C	—	(25,089)
Class I	—	(846,530)
Total distributions to shareholders	$—	$(1,334,639)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,698,185	$16,471,807
Class C	1,837,006	2,392,359
Class I	313,334,104	217,282,411
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	73,958
Class C	—	20,703
Class I	—	1,151,022
Cost of shares redeemed
Class A	(12,917,009)	(33,460,802)
Class C	(4,098,020)	(10,067,249)
Class I	(66,366,600)	(103,487,817)
Net increase in net assets from Fund share transactions	$250,487,666	$90,376,392

Net increase in net assets	$185,783,594	$82,746,627

Net Assets
At beginning of period	$349,130,499	$266,383,872
At end of period	$534,914,093	$349,130,499

Accumulated net investment loss included in net assets
At end of period	$(883,278)	$(229,116)

14	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Consolidated Financial Highlights

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2010(1)
			2012		2011
Net asset value — Beginning of period	$9.180		$9.280		$11.140		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.020)		$0.035		$(0.029)		$(0.073)
Net realized and unrealized gain (loss)	(1.020)		(0.120)		(1.511)		2.000

Total income (loss) from operations	$(1.040)		$(0.085)		$(1.540)		$1.927

Less Distributions
From net investment income	$—		$—		$(0.007)		$(0.775)
From net realized gain	—		(0.015)		(0.313)		(0.012)

Total distributions	$—		$(0.015)		$(0.320)		$(0.787)

Net asset value — End of period	$8.140		$9.180		$9.280		$11.140

Total Return(3)	(11.33	)%(4)	(0.92)%		(13.83)%		19.35	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,615		$40,990		$59,349		$46,596
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.49	%(6)	1.50	%(7)	1.50	%(7)	1.50	%(6)(7)
Net investment income (loss)	(0.46	)%(6)	0.37%		(0.27)%		(0.91	)%(6)
Portfolio Turnover	154	%(4)	355%		146%		77	%(4)

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser, sub-adviser and administrator reimbursed operating expenses (equal to 0.09%, 0.02% and 0.22% of average daily net assets for the years ended December 31, 2012 and 2011 and the period from the start of business, April 8, 2010, to December 31, 2010, respectively).

15	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Consolidated Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2010(1)
			2012		2011
Net asset value — Beginning of period	$8.990		$9.150		$11.070		$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.052)		$(0.035)		$(0.108)		$(0.136)
Net realized and unrealized gain (loss)	(0.998)		(0.115)		(1.492)		1.984

Total income (loss) from operations	$(1.050)		$(0.150)		$(1.600)		$1.848

Less Distributions
From net investment income	$—		$—		$(0.007)		$(0.766)
From net realized gain	—		(0.010)		(0.313)		(0.012)

Total distributions	$—		$(0.010)		$(0.320)		$(0.778)

Net asset value — End of period	$7.940		$8.990		$9.150		$11.070

Total Return(3)	(11.68	)%(4)	(1.64)%		(14.46)%		18.56	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,445		$18,731		$26,740		$12,258
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.25	%(6)	2.25	%(7)	2.25	%(7)	2.25	%(6)(7)
Net investment loss	(1.21	)%(6)	(0.38)%		(1.01)%		(1.69	)%(6)
Portfolio Turnover	154	%(4)	355%		146%		77	%(4)

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser, sub-adviser and administrator reimbursed operating expenses (equal to 0.09%, 0.02% and 0.22% of average daily net assets for the years ended December 31, 2012 and 2011 and the period from the start of business, April 8, 2010, to December 31, 2010, respectively).

16	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Consolidated Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2010(1)
			2012		2011
Net asset value — Beginning of period	$9.190		$9.300		$11.140		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.009)		$0.059		$(0.005)		$(0.053)
Net realized and unrealized gain (loss)	(1.021)		(0.128)		(1.515)		1.986

Total income (loss) from operations	$(1.030)		$(0.069)		$(1.520)		$1.933

Less Distributions
From net investment income	$—		$(0.012)		$(0.007)		$(0.781)
From net realized gain	—		(0.029)		(0.313)		(0.012)

Total distributions	$—		$(0.041)		$(0.320)		$(0.793)

Net asset value — End of period	$8.160		$9.190		$9.300		$11.140

Total Return(3)	(11.21	)%(4)	(0.74)%		(13.65)%		19.40	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$478,854		$289,409		$180,294		$181,934
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.24	%(6)	1.25	%(7)	1.25	%(7)	1.25	%(6)(7)
Net investment income (loss)	(0.21	)%(6)	0.63%		(0.05)%		(0.68	)%(6)
Portfolio Turnover	154	%(4)	355%		146%		77	%(4)

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser, sub-adviser and administrator reimbursed operating expenses (equal to 0.09%, 0.02% and 0.22% of average daily net assets for the years ended December 31, 2012 and 2011 and the period from the start of business, April 8, 2010, to December 31, 2010, respectively).

17	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Commodity Strategy Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2013 were $118,626,030 or 22.2% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices, futures contracts and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate and inflation swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

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Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note since its acquisition.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2012, the Fund had a net capital loss of $1,150,407 attributable to security transactions incurred after October 31, 2012 that it elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2013.

Additionally, at December 31, 2012, the Fund had a late year ordinary loss of $705,241 related to certain specified losses realized after October 31, 2012, which it has elected to defer to the following taxable year pursuant to income tax regulations.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

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Notes to Consolidated Financial Statements (Unaudited) — continued

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund periodically, typically each business day, depending on the daily fluctuations in the value of the underlying security, commodity, index or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. Upon the writing of a call or a put option, the premium received by the Fund is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

N  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

O  Inflation Swaps — Pursuant to inflation swap agreements, the Fund either makes floating-rate payments on a benchmark index in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is

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Commodity Strategy Fund

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Notes to Consolidated Financial Statements (Unaudited) — continued

determined by changes in the relationship between the rate of interest and the benchmark index. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

P  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with the unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 9 and 13. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Interim payments made to or received from the counterparty that relate to the purchase of additional notional amounts on an existing swap contract, representing appreciation or depreciation on such notional amounts from the inception date of the swap, are recorded as a receivable or payable, as applicable, and netted with the payment made or received at the termination date of the swap in determining the amount of realized gain or loss. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

R  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and Subsidiary. Pursuant to the investment advisory and administrative agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 1.05% of the Fund’s consolidated average daily net assets up to $500 million, 1.00% from $500 million but less than $1 billion and at reduced rates on consolidated net assets of $1 billion and over, and is payable monthly. For the six months ended June 30, 2013, the investment adviser and administration fee amounted to $2,522,034 or 1.04% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Armored Wolf, LLC (Armored Wolf). EVM pays Armored Wolf a portion of its advisory and administration fee for sub-advisory services provided to the Fund. EVM and Armored Wolf have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual

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Notes to Consolidated Financial Statements (Unaudited) — continued

operating expenses (relating to ordinary expenses only) exceed 1.50%, 2.25% and 1.25% of the Fund’s consolidated average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated at any time after April 30, 2014. Pursuant to this agreement, no operating expenses were allocated to EVM and Armored Wolf for the six months ended June 30, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2013, EVM earned $1,237 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,012 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2013 amounted to $52,739 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2013, the Fund paid or accrued to EVD $64,896 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2013 amounted to $21,632 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2013, the Fund was informed that EVD received approximately $1,000 and $200 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended June 30, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$144,167,643	$152,980,303
U.S. Government and Agency Securities	4,982,444	6,799,267

	$149,150,087	$159,779,570

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Notes to Consolidated Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	2,100,111	1,745,888
Issued to shareholders electing to receive payments of distributions in Fund shares	—	7,872
Redemptions	(1,452,848)	(3,684,037)

Net increase (decrease)	647,263	(1,930,277)

Class C	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	210,950	258,555
Issued to shareholders electing to receive payments of distributions in Fund shares	—	2,214
Redemptions	(475,750)	(1,099,228)

Net decrease	(264,800)	(838,459)

Class I	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	34,720,180	23,012,155
Issued to shareholders electing to receive payments of distributions in Fund shares	—	124,809
Redemptions	(7,535,872)	(11,047,954)

Net increase	27,184,308	12,089,010

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$571,383,154

Gross unrealized appreciation	$625,498
Gross unrealized depreciation	(1,590,762)

Net unrealized depreciation	$(965,264)

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Commodity Strategy Fund

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Notes to Consolidated Financial Statements (Unaudited) — continued

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

9/18/13	British Pound Sterling 1,500,000	United States Dollar 2,316,690	JPMorgan Chase Bank NA	$36,428
9/18/13	Euro 4,000,000	United States Dollar 5,313,080	JPMorgan Chase Bank NA	104,710
9/18/13	Euro 4,000,000	United States Dollar 5,285,980	JPMorgan Chase Bank NA	77,610
9/18/13	Indian Rupee 165,000,000	United States Dollar 2,796,136	JPMorgan Chase Bank NA	68,187
9/18/13	New Zealand Dollar 5,000,000	United States Dollar 4,049,350	JPMorgan Chase Bank NA	195,915
9/18/13	New Zealand Dollar 4,000,000	United States Dollar 3,198,680	JPMorgan Chase Bank NA	115,932
9/18/13	Swiss Franc 3,702,285	Euro 3,000,000	JPMorgan Chase Bank NA	(16,090)
12/18/13	British Pound Sterling 3,000,000	United States Dollar 4,706,280	JPMorgan Chase Bank NA	148,145
12/18/13	Euro 11,750,000	United States Dollar 15,685,075	JPMorgan Chase Bank NA	378,173
12/18/13	Japanese Yen 570,000,000	United States Dollar 6,007,361	JPMorgan Chase Bank NA	253,675

				$1,362,685

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Depreciation

9/18/13	Euro 4,000,000	United States Dollar 5,306,320	JPMorgan Chase Bank NA	$(97,950)
9/18/13	Euro 4,000,000	United States Dollar 5,328,720	JPMorgan Chase Bank NA	(120,350)
9/18/13	New Zealand Dollar 5,000,000	United States Dollar 4,079,250	JPMorgan Chase Bank NA	(225,815)

				$(444,115)

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Commodity Strategy Fund

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Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

12/13	31 Gold	Long	$4,067,900	$3,800,290	$(267,610)
9/13	52 High Grade Copper	Short	(4,201,275)	(3,974,750)	226,525
9/13	64 Light Sweet Crude Oil	Short	(5,987,840)	(6,172,160)	(184,320)
12/13	8 LME Copper	Short	(1,859,800)	(1,352,600)	507,200
12/13	8 LME Copper	Long	1,675,000	1,352,600	(322,400)
10/13	1 Platinum	Short	(65,370)	(66,995)	(1,625)
9/13	38 Euro-BTP	Short	(5,606,230)	(5,424,572)	181,658
9/13	174 Euro-Bund	Long	32,532,593	32,052,440	(480,153)
9/13	123 Euro-OAT	Short	(21,698,744)	(21,208,829)	489,915
9/13	99 U.S. 5-Year Treasury Note	Short	(12,119,109)	(11,983,640)	135,469
9/13	259 U.S. 10-Year Treasury Note	Long	33,570,125	32,779,687	(790,438)
9/13	19 U.S. Ultra-Long Treasury Bond	Short	(2,899,578)	(2,798,937)	100,641

					$(405,138)

Euro-BTP:  Long-term debt securities issued by the Republic of Italy with a remaining term to maturity of 8.5 to 11 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 8.5 to 10.5 years.

Euro-OAT:  Long-term debt securities issued by the French Republic with a remaining term to maturity of 8.5 to 10.5 years.

LME:  London Metal Exchange

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation

Credit Suisse International	$3,500	Receives	3-Month USD-LIBOR-BBA	3.89%	6/27/41	$(298,074)

						$(298,074)

25

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

France	Citibank NA	$4,000	0.25	%(1)	9/20/16	$28,147	$(120,009)	$(91,862)
France	Credit Suisse International	5,000	0.25	(1)	6/20/16	28,673	(70,750)	(42,077)
Markit CDX Emerging Markets Index	Citibank NA	5,000	5.00	(1)	6/20/16	(276,025)	405,751	129,726
Markit CDX Emerging Markets Index	Citibank NA	3,000	5.00	(1)	6/20/17	(204,725)	217,500	12,775
Markit CDX Emerging Markets Index	Credit Suisse International	2,750	5.00	(1)	6/20/16	(151,813)	214,376	62,563
Markit CDX North America High Yield Index	Credit Suisse International	11,750	5.00	(1)	6/20/18	(352,004)	452,067	100,063
Markit CDX North America High Yield Index	JPMorgan Chase Bank NA	6,000	5.00	(1)	6/20/18	(179,746)	376,298	196,552
Markit CDX North America High Yield Index	JPMorgan Chase Bank NA	500	5.00	(1)	6/20/18	(14,979)	32,705	17,726

						$(1,122,472)	$1,507,938	$385,466

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	$5,300,000	Receives	Excess Return on Barclays Atlantic Dynamic HYIGS Index	Pays	0.80%	4/3/14	$(48,832)
Barclays Bank PLC	60,400,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.18	7/17/13	(3,156,951)
Citibank NA	13,300,000	Receives	Excess Return on Citi Commodities Term Structure Beta Index	Pays	0.46	7/17/13	(100,194)
Citibank NA	3,800,000	Receives	Excess Return on Citi DynaVol USD Index	Pays	0.50	8/30/13	(14,206)
Citibank NA	177,500,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.15	7/17/13	(9,270,608)
Credit Suisse International	6,500,000	Receives	Excess Return on Credit Suisse Commodity Backwardation 01 Index	Pays	0.50	7/17/13	(98,110)

26

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	$6,500,000	Receives	Excess Return on Credit Suisse Commodity Backwardation Index	Pays	0.50%	7/17/13	$(125,603)
Credit Suisse International	3,300,000	Receives	Excess Return on Credit Suisse Commodity Backwardation RV Index	Pays	0.50	7/29/13	5
Credit Suisse International	142,800,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.15	7/17/13	(7,458,269)
JPMorgan Chase Bank NA	4,700,000	Receives	Excess Return on JP Morgan ETF Efficiente 8 Index	Pays	0.00	7/29/13	13,135
JPMorgan Chase Bank NA	600,000	Receives	Excess Return on JP Morgan Macro Hedge Curve US Long/Flat Index	Pays	0.00	7/29/13	—
JPMorgan Chase Bank NA	2,800,000	Receives	Excess Return on JP Morgan Mozaic 3 Index	Pays	2.25	9/26/13	11,657
JPMorgan Chase Bank NA	5,000,000	Pays	Total Return on Emerging Markets Bond Index Plus	Receives	3-Month USD- LIBOR-BBA + 0.50%	12/24/13	258,383
Merrill Lynch International	146,000,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.13	7/17/13	(7,621,642)
Merrill Lynch International	8,300,000	Receives	Excess Return on Merrill Lynch Commodities Short MLBXFCS1 Index and Long MLBXFCL1 Index	Pays	0.57	9/18/13	2,737
Merrill Lynch International	13,000,000	Receives	Excess Return on Merrill Lynch MLCX AKL Momentum Index	Pays	0.48	7/17/13	(388,191)

							$(27,996,689)

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and use of derivatives, the Fund is subject to the following risks:

Commodity Risk:  Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative investments, including commodity futures contracts and total return swap contracts based on a commodity index that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Credit Risk:  The Fund enters into credit default swap and total return swap contracts to manage its credit risk, to gain exposure to credit risk or to enhance return.

Interest Rate Risk:  Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells futures contracts and enters into total return swap contracts to hedge against changes in interest rates and to enhance return.

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts and total return swap contracts to enhance return or to hedge against fluctuations in currency exchange rates.

27

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Equity Price Risk:  The Fund enters into equity index futures contracts and total return swap contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The Fund enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $29,174,824. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $61,656,272.

The non-exchange traded derivatives in which the Fund invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund (and Subsidiary) has entered into master netting agreements with substantially all of its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund (and Subsidiary) or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Fund is held in a segregated account by the Fund’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at June 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to broker would have been considered as Level 2 in the fair value hierarchy (see Note 13) at June 30, 2013. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered fund may negotiate. As a result, the Subsidiary may have a greater exposure to those counterparties than a registered fund.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2013 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity	Total

Net unrealized depreciation*	$—	$—	$—	$907,683	$733,725	$1,641,408
Receivable for open forward foreign currency exchange contracts	—	—	1,378,775	—	—	1,378,775
Receivable for open swap contracts; Premium paid/received on open swap contracts	68,477	13,135	—	258,383	2,742	342,737

Total Asset Derivatives	$68,477	$13,135	$1,378,775	$1,166,066	$736,467	$3,362,920

Derivatives not subject to master netting or similar agreements	$—	$—	$—	$907,683	$733,725	$1,641,408

Total Asset Derivatives subject to master netting or similar agreements	$68,477	$13,135	$1,378,775	$258,383	$2,742	$1,721,512

28

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity	Total

Net unrealized depreciation*	$—	$—	$—	$(1,270,591)	$(775,955)	$(2,046,546)
Payable for open forward foreign currency exchange contracts	—	—	(460,205)	—	—	(460,205)
Payable for open swap contracts; Premium paid/received on open swap contracts	(1,228,124)	(14,206)	—	(298,074)	(28,219,568)	(29,759,972)

Total Liability Derivatives	$(1,228,124)	$(14,206)	$(460,205)	$(1,568,665)	$(28,995,523)	$(32,266,723)

Derivatives not subject to master netting or similar agreements	$—	$—	$—	$(1,270,591)	$(775,955)	$(2,046,546)

Total Liability Derivatives subject to master netting or similar agreements	$(1,228,124)	$(14,206)	$(460,205)	$(298,074)	$(28,219,568)	$(30,220,177)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund (and Subsidiary) for assets and pledged by the Fund (and Subsidiary) for liabilities as of June 30, 2013.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank NA	$28,147	$(28,147)	$—	$—	$—
Credit Suisse International	28,678	(28,678)	—	—	—
JP Morgan Chase Bank NA	1,661,950	(654,930)	—	(550,000)	457,020
Merrill Lynch International	2,737	(2,737)	—	—	—

	$1,721,512	$(714,492)	$—	$(550,000)	$457,020

29

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities (c)

Barclays Bank PLC	$(3,205,783)	$—	$2,699,171	$—	$(506,612)
Citibank NA	(9,865,758)	28,147	9,820,791	—	(16,820)
Credit Suisse International	(8,483,873)	28,678	8,455,195	—	—
JP Morgan Chase Bank NA	(654,930)	654,930	—	—	—
Merrill Lynch International	(8,009,833)	2,737	8,007,096	—	—

	$(30,220,177)	$714,492	$28,982,253	$—	$(523,432)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended June 30, 2013 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Net realized gain (loss) —
Investment transactions	$—	$—	$(13,081)	$—	$—
Futures contracts	—	(13,064)	311,507	(1,780,903)	(598,750)
Swap contracts	(1,131,976)	(452,888)	—	(869,968)	(36,805,843)
Foreign currency and forward foreign currency exchange contract transactions	—	—	(344,219)	—	—

Total	$(1,131,976)	$(465,952)	$(45,793)	$(2,650,871)	$(37,404,593)

Change in unrealized appreciation (depreciation) —
Futures contracts	$—	$—	$(180,500)	$(449,151)	$(231,080)
Swap contracts	872,861	(86,307)	—	1,741,280	(23,337,285)
Foreign currency and forward foreign currency exchange contracts	—	—	842,594	—	—

Total	$872,861	$(86,307)	$662,094	$1,292,129	$(23,568,365)

The average notional amounts of futures contracts, swap contracts and forward foreign currency exchange contracts outstanding during the six months ended June 30, 2013, which are indicative of the volume of these derivative types, were approximately $96,395,000, $573,774,000 and $64,499,000, respectively.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

30

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

31

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$45,930,077	$—	$45,930,077
Foreign Corporate Bonds	—	6,482,744	—	6,482,744
U.S. Treasury Obligations	—	40,365,686	—	40,365,686
Preferred Securities	—	829,344	—	829,344
Warrants	—	10,320	—	10,320
Short-Term Investments —
U.S. Treasury Obligations	—	439,846,390	—	439,846,390
Other	—	36,953,329	—	36,953,329

Total Investments	$—	$570,417,890	$—	$570,417,890

Forward Foreign Currency Exchange Contracts	$—	$1,378,775	$—	$1,378,775
Futures Contracts	1,641,408	—	—	1,641,408
Swap Contracts	—	342,737	—	342,737

Total	$1,641,408	$572,139,402	$—	$573,780,810

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(460,205)	$—	$(460,205)
Futures Contracts	(2,046,546)	—	—	(2,046,546)
Swap Contracts	—	(29,759,972)	—	(29,759,972)

Total	$(2,046,546)	$(30,220,177)	$—	$(32,266,723)

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

32

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Commodity Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Armored Wolf, LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board considered, where relevant, the abilities and experience of personnel of the Adviser and Sub-adviser in investing in commodity-linked derivative securities, inflation-linked bonds and global bonds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

34

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-year period ended September 30, 2012 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory and administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by Eaton Vance Management and sub-advised by the Sub-adviser pursuant to separate investment advisory and sub-advisory agreements that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

35

Eaton Vance

Commodity Strategy Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Commodity Strategy Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Commodity Strategy Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Armored Wolf, LLC

Lakeshore Tower III

18111 Von Karman Avenue, Suite #525

Irvine, CA 92612

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4672-8/13	CSSRC

Eaton Vance

Dividend Builder Fund

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Eaton Vance

Dividend Builder Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance

Dividend Builder Fund

June 30, 2013

Performance1,2

Portfolio Managers Judith A. Saryan, CFA and Charles Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/18/1981	12/18/1981	10.69%	17.81%	0.65%	10.02%
Class A with 5.75% Maximum Sales Charge	—	—	4.35	11.02	–0.53	9.38
Class B at NAV	11/01/1993	12/18/1981	10.24	16.96	–0.11	9.20
Class B with 5% Maximum Sales Charge	—	—	5.24	11.96	–0.46	9.20
Class C at NAV	11/01/1993	12/18/1981	10.24	16.85	–0.10	9.19
Class C with 1% Maximum Sales Charge	—	—	9.24	15.85	–0.10	9.19
Class I at NAV	06/20/2005	12/18/1981	10.74	18.01	0.89	10.24
S&P 500 Index	—	—	13.82%	20.60%	7.01%	7.29%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.07%	1.82%	1.82%	0.82%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Microsoft Corp.	3.4%
Accenture PLC, Class A	3.2
Sanofi	3.1
International Business Machines Corp.	2.6
Pfizer, Inc.	2.5
Citigroup, Inc.	2.4
JPMorgan Chase & Co.	2.4
Wells Fargo & Co.	2.3
PNC Financial Services Group, Inc. (The)	2.3
Occidental Petroleum Corp.	2.3

Total	26.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Dividend Builder Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table, the performance of Class I is linked to Class A.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Dividend Builder Fund

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,106.90	$5.54	1.06%
Class B	$1,000.00	$1,102.40	$9.44	1.81%
Class C	$1,000.00	$1,102.40	$9.44	1.81%
Class I	$1,000.00	$1,107.40	$4.23	0.81%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.31	1.06%
Class B	$1,000.00	$1,015.80	$9.05	1.81%
Class C	$1,000.00	$1,015.80	$9.05	1.81%
Class I	$1,000.00	$1,020.80	$4.06	0.81%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Dividend Builder Fund

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Investment in Dividend Builder Portfolio, at value (identified cost, $807,420,875)	$1,042,430,734
Receivable for Fund shares sold	821,055
Total assets	$1,043,251,789

Liabilities
Payable for Fund shares redeemed	$7,511,448
Payable to affiliates:
Distribution and service fees	336,704
Trustees’ fees	125
Accrued expenses	232,889
Total liabilities	$8,081,166
Net Assets	$1,035,170,623

Sources of Net Assets
Paid-in capital	$1,052,564,018
Accumulated net realized loss from Portfolio	(256,489,824)
Accumulated undistributed net investment income	4,086,570
Net unrealized appreciation from Portfolio	235,009,859
Total	$1,035,170,623

Class A Shares
Net Assets	$756,985,981
Shares Outstanding	63,392,864
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.94
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.67

Class B Shares
Net Assets	$46,801,769
Shares Outstanding	3,906,068
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.98

Class C Shares
Net Assets	$164,523,829
Shares Outstanding	13,729,194
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.98

Class I Shares
Net Assets	$66,859,044
Shares Outstanding	5,602,047
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.93

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends allocated from Portfolio (net of foreign taxes, $462,848)	$13,826,809
Interest allocated from Portfolio	4,730
Securities lending income allocated from Portfolio, net	313,941
Expenses allocated from Portfolio	(3,658,600)
Total investment income from Portfolio	$10,486,880

Expenses
Distribution and service fees
Class A	$976,945
Class B	246,023
Class C	837,215
Trustees’ fees and expenses	250
Custodian fee	19,380
Transfer and dividend disbursing agent fees	546,929
Legal and accounting services	20,981
Printing and postage	54,830
Registration fees	30,976
Miscellaneous	9,288
Total expenses	$2,742,817

Net investment income	$7,744,063

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$68,696,594
Foreign currency and forward foreign currency exchange contract transactions	1,574,943
Net realized gain	$70,271,537
Change in unrealized appreciation (depreciation) —
Investments	$30,159,886
Foreign currency and forward foreign currency exchange contracts	282,832
Net change in unrealized appreciation (depreciation)	$30,442,718

Net realized and unrealized gain	$100,714,255

Net increase in net assets from operations	$108,458,318

6	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$7,744,063	$27,329,425
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	70,271,537	82,949,906
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	30,442,718	31,462,967
Net increase in net assets from operations	$108,458,318	$141,742,298
Distributions to shareholders —
From net investment income
Class A	$(6,067,541)	$(18,846,245)
Class B	(194,526)	(878,848)
Class C	(663,164)	(2,709,521)
Class I	(616,771)	(1,857,592)
Total distributions to shareholders	$(7,542,002)	$(24,292,206)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$29,881,121	$102,317,281
Class B	665,678	1,179,562
Class C	8,364,153	15,520,914
Class I	5,029,795	19,285,571
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,216,820	16,195,066
Class B	174,549	760,261
Class C	546,983	2,195,804
Class I	524,112	1,555,708
Cost of shares redeemed
Class A	(123,801,687)	(243,521,246)
Class B	(7,792,486)	(11,853,735)
Class C	(24,446,903)	(46,031,726)
Class I	(11,923,521)	(39,494,513)
Net asset value of shares exchanged
Class A	460,434	5,775,277
Class B	(460,434)	(5,775,277)
Net decrease in net assets from Fund share transactions	$(117,561,386)	$(181,891,053)

Net decrease in net assets	$(16,645,070)	$(64,440,961)

Net Assets
At beginning of period	$1,051,815,693	$1,116,256,654
At end of period	$1,035,170,623	$1,051,815,693

Accumulated undistributed net investment income included in net assets
At end of period	$4,086,570	$3,884,509

7	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2013

Financial Highlights

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011		2010	2009		2008
Net asset value — Beginning of period	$10.870		$9.800	$10.050		$9.590	$8.860		$14.780

Income (Loss) From Operations
Net investment income(1)	$0.092		$0.271	$0.373	(2)	$0.322	$0.358	(3)	$0.359
Net realized and unrealized gain (loss)	1.068		1.039	(0.263)		0.498	0.732		(5.784)

Total income (loss) from operations	$1.160		$1.310	$0.110		$0.820	$1.090		$(5.425)

Less Distributions
From net investment income	$(0.090)		$(0.240)	$(0.360)		$(0.360)	$(0.360)		$(0.360)
From net realized gain	—		—	—		—	—		(0.135)

Total distributions	$(0.090)		$(0.240)	$(0.360)		$(0.360)	$(0.360)		$(0.495)

Net asset value — End of period	$11.940		$10.870	$9.800		$10.050	$9.590		$8.860

Total Return(4)	10.69	%(5)	13.50%	1.12%		9.02%	12.88%		(37.56)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$756,986		$771,307	$805,556		$981,721	$1,107,722		$1,130,036
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.06	%(8)	1.07%	1.09%		1.09%	1.19%		1.05%
Net investment income	1.59	%(8)	2.59%	3.75	%(2)	3.45%	4.24	%(3)	2.98%
Portfolio Turnover of the Portfolio	20	%(5)	63%	87%		100%	152%		148%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.83%.

(3)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.15%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011		2010	2009		2008
Net asset value — Beginning of period	$10.910		$9.830	$10.070		$9.610	$8.890		$14.800

Income (Loss) From Operations
Net investment income(1)	$0.049		$0.192	$0.299	(2)	$0.253	$0.294	(3)	$0.273
Net realized and unrealized gain (loss)	1.067		1.048	(0.255)		0.496	0.727		(5.800)

Total income (loss) from operations	$1.116		$1.240	$0.044		$0.749	$1.021		$(5.527)

Less Distributions
From net investment income	$(0.046)		$(0.160)	$(0.284)		$(0.289)	$(0.301)		$(0.248)
From net realized gain	—		—	—		—	—		(0.135)

Total distributions	$(0.046)		$(0.160)	$(0.284)		$(0.289)	$(0.301)		$(0.383)

Net asset value — End of period	$11.980		$10.910	$9.830		$10.070	$9.610		$8.890

Total Return(4)	10.24	%(5)	12.70%	0.45%		8.06%	12.05%		(38.03)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,802		$49,498	$59,142		$79,998	$91,836		$99,684
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.81	%(8)	1.82%	1.84%		1.84%	1.94%		1.80%
Net investment income	0.84	%(8)	1.82%	2.99	%(2)	2.70%	3.48	%(3)	2.24%
Portfolio Turnover of the Portfolio	20	%(5)	63%	87%		100%	152%		148%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.07%.

(3)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.39%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011		2010	2009		2008
Net asset value — Beginning of period	$10.910		$9.830	$10.080		$9.610	$8.890		$14.800

Income (Loss) From Operations
Net investment income(1)	$0.049		$0.193	$0.300	(2)	$0.254	$0.298	(3)	$0.267
Net realized and unrealized gain (loss)	1.067		1.047	(0.265)		0.506	0.723		(5.794)

Total income (loss) from operations	$1.116		$1.240	$0.035		$0.760	$1.021		$(5.527)

Less Distributions
From net investment income	$(0.046)		$(0.160)	$(0.285)		$(0.290)	$(0.301)		$(0.248)
From net realized gain	—		—	—		—	—		(0.135)

Total distributions	$(0.046)		$(0.160)	$(0.285)		$(0.290)	$(0.301)		$(0.383)

Net asset value — End of period	$11.980		$10.910	$9.830		$10.080	$9.610		$8.890

Total Return(4)	10.24	%(5)	12.70%	0.36%		8.17%	12.05%		(38.03)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$164,524		$164,219	$174,161		$204,098	$218,955		$210,537
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.81	%(8)	1.82%	1.84%		1.84%	1.94%		1.80%
Net investment income	0.84	%(8)	1.83%	3.01	%(2)	2.70%	3.52	%(3)	2.22%
Portfolio Turnover of the Portfolio	20	%(5)	63%	87%		100%	152%		148%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.08%.

(3)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.095 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.40%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011		2010	2009		2008
Net asset value — Beginning of period	$10.870		$9.790	$10.040		$9.580	$8.860		$14.790

Income (Loss) From Operations
Net investment income(1)	$0.107		$0.296	$0.399	(2)	$0.358	$0.442	(3)	$0.366
Net realized and unrealized gain (loss)	1.058		1.051	(0.264)		0.486	0.658		(5.764)

Total income (loss) from operations	$1.165		$1.347	$0.135		$0.844	$1.100		$(5.398)

Less Distributions
From net investment income	$(0.105)		$(0.267)	$(0.385)		$(0.384)	$(0.380)		$(0.397)
From net realized gain	—		—	—		—	—		(0.135)

Total distributions	$(0.105)		$(0.267)	$(0.385)		$(0.384)	$(0.380)		$(0.532)

Net asset value — End of period	$11.930		$10.870	$9.790		$10.040	$9.580		$8.860

Total Return(4)	10.74	%(5)	13.91%	1.38%		9.18%	13.15%		(37.40)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,859		$66,792	$77,399		$75,487	$50,879		$14,164
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.81	%(8)	0.82%	0.84%		0.84%	0.94%		0.80%
Net investment income	1.84	%(8)	2.82%	4.02	%(2)	3.83%	5.08	%(3)	3.13%
Portfolio Turnover of the Portfolio	20	%(5)	63%	87%		100%	152%		148%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.09%.

(3)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.154 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.30%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Dividend Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.5% at June 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $325,871,705 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($31,440,538) and December 31, 2017 ($294,431,167). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2012.

Additionally, at December 31, 2012, the Fund had a net capital loss of $1,449,497 attributable to security transactions incurred after October 31, 2012 that it elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2013.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

12

Eaton Vance

Dividend Builder Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2013, EVM earned $26,559 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $35,697 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2013 amounted to $976,945 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2013, the Fund paid or accrued to EVD $184,517 and $627,911 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2013 amounted to $61,506 and $209,304 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2013, the Fund was informed that EVD received approximately $300, $42,000 and $3,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

13

Eaton Vance

Dividend Builder Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended June 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $928,005 and $125,746,134, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	2,547,290	9,678,786
Issued to shareholders electing to receive payments of distributions in Fund shares	446,325	1,554,309
Redemptions	(10,565,586)	(23,087,778)
Exchange from Class B shares	38,921	545,083

Net decrease	(7,533,050)	(11,309,600)

Class B	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	55,842	111,659
Issued to shareholders electing to receive payments of distributions in Fund shares	14,907	72,844
Redemptions	(662,355)	(1,123,331)
Exchange to Class A shares	(38,757)	(543,296)

Net decrease	(630,363)	(1,482,124)

Class C	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	713,882	1,478,110
Issued to shareholders electing to receive payments of distributions in Fund shares	46,692	210,241
Redemptions	(2,079,664)	(4,360,299)

Net decrease	(1,319,090)	(2,671,948)

Class I	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	430,353	1,826,307
Issued to shareholders electing to receive payments of distributions in Fund shares	44,841	149,359
Redemptions	(1,018,280)	(3,735,384)

Net decrease	(543,086)	(1,759,718)

14

Dividend Builder Portfolio

June 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value

Aerospace & Defense — 6.2%
Boeing Co. (The)	190,000	$19,463,600
Honeywell International, Inc.	210,000	16,661,400
Lockheed Martin Corp.	125,000	13,557,500
United Technologies Corp.	165,000	15,335,100

		$65,017,600

Chemicals — 5.2%
Cytec Industries, Inc.	75,000	$5,493,750
LyondellBasell Industries NV, Class A	290,000	19,215,400
Monsanto Co.	150,000	14,820,000
PPG Industries, Inc.	100,000	14,641,000

		$54,170,150

Commercial Banks — 9.0%
KeyCorp	1,150,000	$12,696,000
PNC Financial Services Group, Inc. (The)	332,000	24,209,440
Regions Financial Corp.	2,375,000	22,633,750
SunTrust Banks, Inc.	340,000	10,733,800
Wells Fargo & Co.	591,672	24,418,304

		$94,691,294

Communications Equipment — 2.5%
Cisco Systems, Inc.	540,000	$13,127,400
QUALCOMM, Inc.	210,000	12,826,800

		$25,954,200

Computers & Peripherals — 1.1%
Apple, Inc.	28,000	$11,090,240

		$11,090,240

Consumer Finance — 1.1%
Discover Financial Services	250,000	$11,910,000

		$11,910,000

Diversified Financial Services — 6.5%
Bank of America Corp.	1,420,000	$18,261,200
Citigroup, Inc.	520,000	24,944,400
JPMorgan Chase & Co.	470,000	24,811,300

		$68,016,900

Security	Shares	Value

Electric Utilities — 0.5%
Edison International	120,000	$5,779,200

		$5,779,200

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	730,000	$10,387,900

		$10,387,900

Energy Equipment & Services — 1.8%
Halliburton Co.	450,000	$18,774,000

		$18,774,000

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	180,000	$19,902,600

		$19,902,600

Food Products — 3.6%
Hershey Co. (The)	140,000	$12,499,200
Kraft Foods Group, Inc.	250,000	13,967,500
Mondelez International, Inc., Class A	405,000	11,554,650

		$38,021,350

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	200,000	$6,976,000
Covidien PLC	325,000	20,423,000

		$27,399,000

Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	114,000	$11,286,000

		$11,286,000

Household Products — 1.0%
Svenska Cellulosa AB, Class B	400,000	$10,031,494

		$10,031,494

Industrial Conglomerates — 2.2%
General Electric Co.	1,000,000	$23,190,000

		$23,190,000

Insurance — 1.9%
Aflac, Inc.	350,000	$20,342,000

		$20,342,000

15	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services — 7.5%
Accenture PLC, Class A	460,000	$33,101,600
International Business Machines Corp.	140,000	26,755,400
Visa, Inc., Class A	102,000	18,640,500

		$78,497,500

Machinery — 1.2%
Deere & Co.	150,000	$12,187,500

		$12,187,500

Media — 3.2%
Comcast Corp., Class A	425,000	$17,799,000
Walt Disney Co. (The)	250,000	15,787,500

		$33,586,500

Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	200,000	$5,522,000

		$5,522,000

Multi-Utilities — 1.6%
National Grid PLC	600,000	$6,801,370
Sempra Energy	125,000	10,220,000

		$17,021,370

Oil, Gas & Consumable Fuels — 10.8%
Chevron Corp.	145,000	$17,159,300
Enbridge, Inc.	250,000	10,517,500
HollyFrontier Corp.	255,000	10,908,900
Kinder Morgan Management, LLC(1)	206,506	17,261,837
Marathon Oil Corp.	400,000	13,832,000
Occidental Petroleum Corp.	267,000	23,824,410
Phillips 66	330,000	19,440,300

		$112,944,247

Personal Products — 0.9%
L’Oreal SA	55,824	$9,176,592

		$9,176,592

Pharmaceuticals — 9.7%
AstraZeneca PLC	410,000	$19,384,306
Pfizer, Inc.	935,000	26,189,350
Roche Holding AG PC	65,000	16,132,813
Sanofi	315,000	32,564,862

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis, Inc.(2)	246,894	$7,626,556

		$101,897,887

Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	267,286	$19,557,317
AvalonBay Communities, Inc.	46,072	6,215,573

		$25,772,890

Road & Rail — 1.5%
Union Pacific Corp.	100,000	$15,428,000

		$15,428,000

Semiconductors & Semiconductor Equipment — 1.3%
Analog Devices, Inc.	307,672	$13,863,700

		$13,863,700

Software — 4.3%
Microsoft Corp.	1,020,000	$35,220,600
Oracle Corp.	325,000	9,984,000

		$45,204,600

Specialty Retail — 3.3%
Home Depot, Inc. (The)	155,000	$12,007,850
Industria de Diseno Textil SA	69,000	8,510,821
TJX Companies, Inc. (The)	280,000	14,016,800

		$34,535,471

Tobacco — 1.2%
British American Tobacco PLC	238,000	$12,206,907

		$12,206,907

Total Common Stocks (identified cost $798,242,373)		$1,033,809,092

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.04%(3)(4)	$8	$7,560
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	13,129	13,129,344

Total Short-Term Investments (identified cost $13,136,904)		$13,136,904

16	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Value

Total Investments — 100.0% (identified cost $811,379,277)	$1,046,945,996

Other Assets, Less Liabilities — 0.0%(5)	$456,835

Net Assets — 100.0%	$1,047,402,831

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2013.

(3)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013.

(5)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	79.8%	$835,742,427
Ireland	5.1	53,524,600
France	4.0	41,741,454
United Kingdom	3.7	38,392,583
Netherlands	1.8	19,215,400
Switzerland	1.5	16,132,813
Canada	1.0	10,517,500
Sweden	1.0	10,031,494
Spain	0.8	8,510,821

Common Stocks	98.7%	$1,033,809,092
Short-Term Investments	1.3	13,136,904

Total Investments	100.0%	$1,046,945,996

17	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Unaffiliated investments, at value including $7,414 of securities on loan (identified cost, $798,242,373)	$1,033,809,092
Affiliated investments, at value (identified cost, $13,136,904)	13,136,904
Restricted cash*	820,893
Foreign currency, at value (identified cost, $610,744)	610,622
Dividends receivable	1,448,247
Interest receivable from affiliated investment	444
Receivable for investments sold	9,989,641
Receivable for open forward foreign currency exchange contracts	119,224
Securities lending income receivable	97,100
Tax reclaims receivable	1,639,225
Total assets	$1,061,671,392

Liabilities
Collateral for securities loaned	$7,560
Payable for investments purchased	13,594,445
Payable for open forward foreign currency exchange contracts	24,753
Payable to affiliates:
Investment adviser fee	557,772
Trustees’ fees	10,440
Accrued expenses	73,591
Total liabilities	$14,268,561
Net Assets applicable to investors’ interest in Portfolio	$1,047,402,831

Sources of Net Assets
Investors’ capital	$811,646,554
Net unrealized appreciation	235,756,277
Total	$1,047,402,831

*	Represents restricted cash on deposit at the custodian for open forward foreign currency exchange contracts.

18	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends (net of foreign taxes, $465,013)	$13,889,342
Securities lending income, net	315,384
Interest allocated from affiliated investment	4,751
Expenses allocated from affiliated investment	(468)
Total investment income	$14,209,009

Expenses
Investment adviser fee	$3,406,278
Trustees’ fees and expenses	20,344
Custodian fee	149,252
Legal and accounting services	33,759
Miscellaneous	65,091
Total expenses	$3,674,724
Deduct —
Reduction of custodian fee	$14
Total expense reductions	$14

Net expenses	$3,674,710

Net investment income	$10,534,299

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$68,807,157
Investment transactions allocated from affiliated investments	178
Foreign currency and forward foreign currency exchange contract transactions	1,581,637
Net realized gain	$70,388,972
Change in unrealized appreciation (depreciation) —
Investments	$30,477,917
Foreign currency and forward foreign currency exchange contracts	283,885
Net change in unrealized appreciation (depreciation)	$30,761,802

Net realized and unrealized gain	$101,150,774

Net increase in net assets from operations	$111,685,073

19	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$10,534,299	$33,356,474
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	70,388,972	82,921,462
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	30,761,802	31,922,072
Net increase in net assets from operations	$111,685,073	$148,200,008
Capital transactions —
Contributions	$1,736,453	$24,982,266
Withdrawals	(126,242,260)	(235,644,672)
Net decrease in net assets from capital transactions	$(124,505,807)	$(210,662,406)

Net decrease in net assets	$(12,820,734)	$(62,462,398)

Net Assets
At beginning of period	$1,060,223,565	$1,122,685,963
At end of period	$1,047,402,831	$1,060,223,565

20	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2013

Supplementary Data

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2012	2011		2010	2009		2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.68	%(2)	0.68%	0.67%		0.67%	0.68%		0.66%
Net investment income	1.96	%(2)	2.97%	4.16	%(3)	3.87%	4.76	%(4)	3.37%
Portfolio Turnover	20	%(5)	63%	87%		100%	152%		148%

Total Return	10.92	%(5)	13.93%	1.55%		9.47%	13.45%		(37.31)%

Net assets, end of period (000’s omitted)	$1,047,403		$1,060,224	$1,122,686		$1,345,777	$1,474,192		$1,462,000

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 0.93% of average daily net assets.

(4)	Includes special dividends equal to 1.10% of average daily net assets.

(5)	Not annualized.

21	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Dividend Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2013, Eaton Vance Dividend Builder Fund held a 99.5% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order

22

Dividend Builder Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates on daily net assets of $3 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of a majority of Trustees and a majority of interest holders of the Portfolio. For the six months ended June 30, 2013, the Portfolio’s investment adviser fee amounted to $3,406,278 or 0.63% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

23

Dividend Builder Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $207,656,716 and $326,894,629, respectively, for the six months ended June 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$811,548,452

Gross unrealized appreciation	$239,364,612
Gross unrealized depreciation	(3,967,068)

Net unrealized appreciation	$235,397,544

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

7/31/13	British Pound Sterling 8,361,112	United States Dollar 12,754,207	Citibank NA	$39,881
7/31/13	British Pound Sterling 8,361,112	United States Dollar 12,754,040	Standard Chartered Bank	39,713
7/31/13	British Pound Sterling 8,361,112	United States Dollar 12,753,957	State Street Bank and Trust Co.	39,630
7/31/13	Euro 15,894,379	United States Dollar 20,686,375	Citibank NA	(4,913)
7/31/13	Euro 15,894,379	United States Dollar 20,678,984	Standard Chartered Bank	(12,304)
7/31/13	Euro 15,894,379	United States Dollar 20,683,753	State Street Bank and Trust Co.	(7,536)

				$94,471

At June 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

24

Dividend Builder Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At June 30, 2013 the fair value of derivatives with credit-related contingent features in a net liability position was $24,753. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $820,893 at June 30, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at June 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Forward foreign currency exchange contracts	$119,224	(1)	$(24,753	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of June 30, 2013.

Counterparty	Derivative Assets Subject to Master Netting Agreement by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank NA	$39,881	$(4,913)	$—	$—	$34,968
Standard Chartered Bank	39,713	(12,304)	—	—	27,409
State Street Bank and Trust Co.	39,630	(7,536)	—	—	32,094

	$119,224	$(24,753)	$—	$—	$94,471

Counterparty	Derivative Liabilities Subject to Master Netting Agreement by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank NA	$(4,913)	$4,913	$—	$—	$—
Standard Chartered Bank	(12,304)	12,304	—	—	—
State Street Bank and Trust Co.	(7,536)	7,536	—	—	—

	$(24,753)	$24,753	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

25

Dividend Builder Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended June 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward foreign currency exchange contracts	$1,598,321	(1)	$341,893	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended June 30, 2013, which is indicative of the volume of this derivative type, was approximately $83,815,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2013 amounted to $113,800.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At June 30, 2013, the value of the securities loaned and the value of the collateral received, which exceeded the value of securities loaned, amounted to $7,414 and $7,560, respectively. The carrying amount of the liability for collateral for securities loaned at June 30, 2013 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at June 30, 2013.

26

Dividend Builder Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$70,897,150	$8,510,821	$—	$79,407,971
Consumer Staples	57,923,950	31,414,993	—	89,338,943
Energy	131,718,247	—	—	131,718,247
Financials	220,733,084	—	—	220,733,084
Health Care	61,214,906	68,081,981	—	129,296,887
Industrials	115,823,100	—	—	115,823,100
Information Technology	184,998,140	—	—	184,998,140
Materials	59,692,150	—	—	59,692,150
Utilities	15,999,200	6,801,370	—	22,800,570

Total Common Stocks	$918,999,927	$114,809,165 *	$—	$1,033,809,092
Short-Term Investments	$—	$13,136,904	$—	$13,136,904

Total Investments	$918,999,927	$127,946,069	$—	$1,046,945,996
Forward Foreign Currency Exchange Contracts	$—	$119,224	$—	$119,224

Total	$918,999,927	$128,065,293	$—	$1,047,065,220

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(24,753)	$—	$(24,753)

Total	$—	$(24,753)	$—	$(24,753)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Dividend Builder Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

Dividend Builder Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Dividend Builder Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Dividend Builder Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

29

Eaton Vance

Dividend Builder Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board considered various factors that contributed to the Fund’s underperformance during the three-year period, including its allocation to non-U.S. stocks. The Board also considered that the Adviser had taken steps to improve performance, including changes in the equity group’s staffing and methodology for determining analyst compensation, as well as enhancements to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

30

Eaton Vance

Dividend Builder Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Dividend Builder Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Dividend Builder Portfolio

Judith A. Saryan

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Dividend Builder Fund and Dividend Builder Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Dividend Builder Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Dividend Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

159-8/13	UTSRC

Eaton Vance

Greater India Fund

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Eaton Vance

Greater India Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance

Greater India Fund

June 30, 2013

Performance1,2

Portfolio Manager Christopher Darling, Lloyd George Management (Hong Kong) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/02/1994	05/02/1994	–12.43%	3.13%	0.03%	13.58%
Class A with 5.75% Maximum Sales Charge	—	—	–17.44	–2.80	–1.15	12.91
Class B at NAV	05/02/1994	05/02/1994	–12.73	2.43	–0.59	13.04
Class B with 5% Maximum Sales Charge	—	—	–17.10	–2.57	–0.99	13.04
Class C at NAV	07/07/2006	05/02/1994	–12.75	2.43	–0.59	13.06
Class C with 1% Maximum Sales Charge	—	—	–13.62	1.43	–0.59	13.06
Class I at NAV	10/01/2009	05/02/1994	–12.33	3.47	0.29	13.72
S&P Bombay Stock Exchange 100 Index	—	—	–9.70%	4.91%	2.07%	16.77%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			2.04%	2.74%	2.74%	1.74%
Net			1.88	2.58	2.58	1.58

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Housing Development Finance Corp., Ltd.	6.4%
ITC, Ltd.	6.3
ICICI Bank, Ltd.	6.2
HDFC Bank, Ltd.	5.2
Infosys, Ltd.	5.1
Larsen & Toubro, Ltd.	4.5
Tata Consultancy Services, Ltd.	4.3
HCL Technologies, Ltd.	3.2
Mahindra & Mahindra, Ltd.	2.7
Oil & Natural Gas Corp., Ltd.	2.5

Total	46.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Greater India Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

S&P Bombay Stock Exchange 100 Index is an unmanaged index of 100 common stocks traded in the India market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/14. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Greater India Fund

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$875.70	$8.74	**	1.88%
Class B	$1,000.00	$872.70	$11.98	**	2.58%
Class C	$1,000.00	$872.50	$11.98	**	2.58%
Class I	$1,000.00	$876.70	$7.35	**	1.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.50	$9.39	**	1.88%
Class B	$1,000.00	$1,012.00	$12.87	**	2.58%
Class C	$1,000.00	$1,012.00	$12.87	**	2.58%
Class I	$1,000.00	$1,017.00	$7.90	**	1.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Greater India Fund

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Investment in Greater India Portfolio, at value (identified cost, $261,706,682)	$270,993,949
Receivable for Fund shares sold	229,557
Other assets	4,041
Total assets	$271,227,547

Liabilities
Payable for Fund shares redeemed	$2,679,984
Payable to affiliates:
Administration fee	34,706
Distribution and service fees	107,037
Trustees’ fees	125
Other	14,024
Accrued expenses	104,594
Total liabilities	$2,940,470
Net Assets	$268,287,077

Sources of Net Assets
Paid-in capital	$392,055,120
Accumulated net realized loss from Portfolio	(128,285,620)
Accumulated net investment loss	(4,769,690)
Net unrealized appreciation from Portfolio	9,287,267
Total	$268,287,077

Class A Shares
Net Assets	$177,134,091
Shares Outstanding	9,106,175
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.45
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$20.64

Class B Shares
Net Assets	$40,611,784
Shares Outstanding	2,351,072
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.27

Class C Shares
Net Assets	$30,455,801
Shares Outstanding	1,759,362
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.31

Class I Shares
Net Assets	$20,085,401
Shares Outstanding	1,019,502
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.70

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends allocated from Portfolio (net of foreign taxes, $3,349)	$3,377,566
Interest allocated from Portfolio	65
Expenses allocated from Portfolio	(2,149,955)
Total investment income from Portfolio	$1,227,676

Expenses
Administration fee	$241,610
Distribution and service fees
Class A	318,060
Class B	250,843
Class C	180,259
Trustees’ fees and expenses	250
Custodian fee	19,235
Transfer and dividend disbursing agent fees	281,729
Legal and accounting services	13,681
Printing and postage	39,348
Registration fees	18,802
Miscellaneous	7,789
Total expenses	$1,371,606
Deduct —
Allocation of expenses to affiliates	$233,978
Total expense reductions	$233,978

Net expenses	$1,137,628

Net investment income	$90,048

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$17,553,086
Foreign currency transactions	(432,222)
Net realized gain	$17,120,864
Change in unrealized appreciation (depreciation) —
Investments	$(57,435,471)
Foreign currency	(103,816)
Net change in unrealized appreciation (depreciation)	$(57,539,287)

Net realized and unrealized loss	$(40,418,423)

Net decrease in net assets from operations	$(40,328,375)

6	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income (loss)	$90,048	$(1,870,450)
Net realized gain (loss) from investment and foreign currency transactions	17,120,864	(4,329,386)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(57,539,287)	98,103,295
Net increase (decrease) in net assets from operations	$(40,328,375)	$91,903,459
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,803,963	$19,356,133
Class B	211,075	724,597
Class C	1,232,958	2,629,889
Class I	3,664,282	10,675,807
Cost of shares redeemed
Class A	(36,581,270)	(78,785,944)
Class B	(10,098,587)	(17,522,704)
Class C	(6,328,659)	(15,115,875)
Class I	(9,305,269)	(11,879,481)
Net asset value of shares exchanged
Class A	478,879	6,304,570
Class B	(478,879)	(6,304,570)
Net decrease in net assets from Fund share transactions	$(51,401,507)	$(89,917,578)

Net increase (decrease) in net assets	$(91,729,882)	$1,985,881

Net Assets
At beginning of period	$360,016,959	$358,031,078
At end of period	$268,287,077	$360,016,959

Accumulated net investment loss included in net assets
At end of period	$(4,769,690)	$(4,859,738)

7	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2013

Financial Highlights

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011		2010	2009	2008
Net asset value — Beginning of period	$22.210		$17.240		$28.220		$23.350	$12.050	$36.190

Income (Loss) From Operations
Net investment income (loss)(1)	$0.024		$(0.064)		$(0.120)		$(0.208)	$(0.157)	$(0.245)
Net realized and unrealized gain (loss)	(2.784)		5.034		(10.823)		5.077	11.456	(22.716)

Total income (loss) from operations	$(2.760)		$4.970		$(10.943)		$4.869	$11.299	$(22.961)

Less Distributions
From net investment income	$—		$—		$(0.037)		$—	$—	$—
From net realized gain	—		—		—		—	—	(1.183)

Total distributions	$—		$—		$(0.037)		$—	$—	$(1.183)

Redemption fees(1)(2)	$—		$—		$—		$0.001	$0.001	$0.004

Net asset value — End of period	$19.450		$22.210		$17.240		$28.220	$23.350	$12.050

Total Return(3)	(12.43	)%(4)	28.83%		(38.80)%		20.81%	93.78%	(65.23)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$177,134		$233,906		$227,581		$552,831	$508,035	$293,121
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.88	%(7)(8)	1.88	%(8)	1.93	%(8)	1.97%	2.23%	2.12%
Net investment income (loss)	0.23	%(7)	(0.32)%		(0.51)%		(0.83)%	(0.91)%	(1.10)%
Portfolio Turnover of the Portfolio	24	%(4)	65%		49%		59%	63%	38%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.15%, 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2013 and the years ended December 31, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

8	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011		2010	2009	2008
Net asset value — Beginning of period	$19.790		$15.470		$25.500		$21.230	$11.000	$33.360

Income (Loss) From Operations
Net investment loss(1)	$(0.048)		$(0.184)		$(0.250)		$(0.323)	$(0.222)	$(0.324)
Net realized and unrealized gain (loss)	(2.472)		4.504		(9.743)		4.592	10.451	(20.856)

Total income (loss) from operations	$(2.520)		$4.320		$(9.993)		$4.269	$10.229	$(21.180)

Less Distributions
From net investment income	$—		$—		$(0.037)		$—	$—	$—
From net realized gain	—		—		—		—	—	(1.183)

Total distributions	$—		$—		$(0.037)		$—	$—	$(1.183)

Redemption fees(1)(2)	$—		$—		$—		$0.001	$0.001	$0.003

Net asset value — End of period	$17.270		$19.790		$15.470		$25.500	$21.230	$11.000

Total Return(3)	(12.73	)%(4)	27.92%		(39.21)%		20.07%	92.82%	(65.40)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,612		$57,303		$64,624		$142,604	$134,386	$77,277
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.58	%(7)(8)	2.58	%(8)	2.61	%(8)	2.58%	2.73%	2.62%
Net investment loss	(0.50	)%(7)	(1.03)%		(1.18)%		(1.42)%	(1.42)%	(1.60)%
Portfolio Turnover of the Portfolio	24	%(4)	65%		49%		59%	63%	38%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.15%, 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2013 and the years ended December 31, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

9	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011		2010	2009	2008
Net asset value — Beginning of period	$19.840		$15.500		$25.550		$21.270	$11.030	$33.420

Income (Loss) From Operations
Net investment loss(1)	$(0.045)		$(0.182)		$(0.249)		$(0.325)	$(0.227)	$(0.315)
Net realized and unrealized gain (loss)	(2.485)		4.522		(9.764)		4.604	10.466	(20.895)

Total income (loss) from operations	$(2.530)		$4.340		$(10.013)		$4.279	$10.239	$(21.210)

Less Distributions
From net investment income	$—		$—		$(0.037)		$—	$—	$—
From net realized gain	—		—		—		—	—	(1.183)

Total distributions	$—		$—		$(0.037)		$—	$—	$(1.183)

Redemption fees(1)(2)	$—		$—		$—		$0.001	$0.001	$0.003

Net asset value — End of period	$17.310		$19.840		$15.500		$25.550	$21.270	$11.030

Total Return(3)	(12.75	)%(4)	28.00%		(39.23)%		20.12%	92.84%	(65.40)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,456		$40,193		$42,307		$93,865	$74,778	$35,548
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.58	%(7)(8)	2.58	%(8)	2.61	%(8)	2.58%	2.73%	2.62%
Net investment loss	(0.48	)%(7)	(1.01)%		(1.17)%		(1.43)%	(1.42)%	(1.58)%
Portfolio Turnover of the Portfolio	24	%(4)	65%		49%		59%	63%	38%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.15%, 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2013 and the years ended December 31, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

10	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,					Period Ended December 31, 2009(1)
			2012		2011		2010
Net asset value — Beginning of period	$22.460		$17.380		$28.360		$23.380	$21.550

Income (Loss) From Operations
Net investment income (loss)(2)	$0.055		$(0.015)		$(0.018)		$(0.093)	$(0.071)
Net realized and unrealized gain (loss)	(2.815)		5.095		(10.925)		5.072	1.901

Total income (loss) from operations	$(2.760)		$5.080		$(10.943)		$4.979	$1.830

Less Distributions
From net investment income	$—		$—		$(0.037)		$—	$—

Total distributions	$—		$—		$(0.037)		$—	$—

Redemption fees(2)(3)	$—		$—		$—		$0.001	$0.000	(4)

Net asset value — End of period	$19.700		$22.460		$17.380		$28.360	$23.380

Total Return(5)	(12.33	)%(6)	29.29%		(38.62)%		21.30%	8.49	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,085		$28,616		$23,520		$44,125	$29,502
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.58	%(9)(10)	1.58	%(10)	1.61	%(10)	1.57%	1.73	%(9)
Net investment income (loss)	0.50	%(9)	(0.07)%		(0.08)%		(0.37)%	(1.25	)%(9)
Portfolio Turnover of the Portfolio	24	%(6)	65%		49%		59%	63	%(11)

(1)	For the period from the commencement of operations, October 1, 2009, to December 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.15%, 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2013 and the years ended December 31, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

(11)	For the Portfolio’s year ended December 31, 2009.

11	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $104,847,775 and deferred capital losses of $38,963,432 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on December 31, 2017. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into

12

Eaton Vance

Greater India Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2013, the administration fee amounted to $241,610. In addition, investment adviser fees are paid by the Portfolio to Boston Management and Research (BMR), a subsidiary of EVM, and sub-adviser fees are paid by BMR to Lloyd George Management (Hong Kong) Limited (LGM-HK). See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

BMR and LGM-HK have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.88%, 2.58%, 2.58% and 1.58% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2014. Pursuant to this agreement, BMR and LGM-HK were allocated $233,978 in total of the Fund’s operating expenses for the six months ended June 30, 2013. Such reimbursement was shared equally by BMR and LGM-HK. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2013, EVM earned $19,341 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,647 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2013 amounted to $318,060 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2013, the Fund paid or accrued to EVD $188,132 and $135,194 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2013 amounted to $62,711 and $45,065 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

13

Eaton Vance

Greater India Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2013, the Fund was informed that EVD received less than $100 and approximately $37,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $266,841 and $51,578,921, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	264,862	957,877
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—
Redemptions	(1,713,625)	(3,938,055)
Exchange from Class B shares	25,204	308,341

Net decrease	(1,423,559)	(2,671,837)

Class B	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	10,809	39,544
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—
Redemptions	(526,210)	(977,969)
Exchange to Class A shares	(28,370)	(344,313)

Net decrease	(543,771)	(1,282,738)

Class C	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	63,262	145,875
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—
Redemptions	(330,028)	(848,640)

Net decrease	(266,766)	(702,765)

14

Eaton Vance

Greater India Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	166,504	507,322
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—
Redemptions	(420,789)	(586,700)

Net decrease	(254,285)	(79,378)

15

Greater India Portfolio

June 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value

India — 97.9%

Auto Components — 1.8%
Exide Industries, Ltd.	2,397,362	$4,881,613

		$4,881,613

Automobiles — 9.9%
Bajaj Auto, Ltd.	149,153	$4,818,898
Mahindra & Mahindra, Ltd.	454,345	7,383,163
Maruti Suzuki India, Ltd.	252,755	6,506,095
Tata Motors, Ltd.	827,810	3,866,346
Tata Motors, Ltd., Class A	1,767,540	4,169,072

		$26,743,574

Commercial Banks — 17.6%
Federal Bank, Ltd.	619,283	$4,269,168
HDFC Bank, Ltd.	1,268,565	14,148,517
ICICI Bank, Ltd.	941,694	16,725,391
State Bank of India	79,188	2,593,825
Union Bank of India, Ltd.	1,288,150	4,013,939
Yes Bank, Ltd.	755,910	5,858,626

		$47,609,466

Construction & Engineering — 5.1%
Larsen & Toubro, Ltd.	516,702	$12,192,756
NCC, Ltd.	4,332,979	1,773,951

		$13,966,707

Construction Materials — 1.6%
Shree Cement, Ltd.	54,400	$4,299,479

		$4,299,479

Consumer Finance — 2.4%
Shriram Transport Finance Co., Ltd.	551,253	$6,616,913

		$6,616,913

Diversified Financial Services — 4.9%
IDFC, Ltd.(1)	2,144,809	$4,593,944
Multi Commodity Exchange of India, Ltd.	274,850	3,552,987
Rural Electrification Corp., Ltd.	1,551,754	5,208,091

		$13,355,022

Security	Shares	Value

Electric Utilities — 1.7%
Power Grid Corporation of India, Ltd.	2,547,449	$4,753,253

		$4,753,253

Food Products — 1.5%
McLeod Russel India, Ltd.	840,393	$4,097,751

		$4,097,751

Hotels, Restaurants & Leisure — 1.0%
Jubilant FoodWorks, Ltd.(1)	156,000	$2,742,092

		$2,742,092

Industrial Conglomerates — 1.7%
Aditya Birla Nuvo, Ltd.	257,290	$4,572,976

		$4,572,976

IT Services — 13.6%
HCL Technologies, Ltd.	662,844	$8,595,295
Infosys, Ltd.	329,143	13,706,385
Tata Consultancy Services, Ltd.	451,454	11,535,636
Wipro, Ltd.	512,654	3,010,138

		$36,847,454

Media — 1.5%
Dish TV India, Ltd.(1)	3,955,972	$4,043,130

		$4,043,130

Metals & Mining — 2.8%
NMDC, Ltd.	1,871,670	$3,331,512
Tata Steel, Ltd.	949,000	4,361,935

		$7,693,447

Oil, Gas & Consumable Fuels — 5.2%
Bharat Petroleum Corp., Ltd.	747,730	$4,614,941
Oil & Natural Gas Corp., Ltd.	1,234,670	6,844,465
Reliance Industries, Ltd.	177,027	2,551,916

		$14,011,322

Pharmaceuticals — 7.4%
Cadila Healthcare, Ltd.	350,270	$4,539,902
Dr. Reddy’s Laboratories, Ltd.	158,160	5,906,628
Glenmark Pharmaceuticals, Ltd.	359,680	3,291,183
Lupin, Ltd.	475,804	6,231,712

		$19,969,425

16	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Real Estate Management & Development — 1.9%
Prestige Estates Projects, Ltd.	879,381	$2,283,034
Sobha Developers, Ltd.	472,474	2,769,877

		$5,052,911

Textiles, Apparel & Luxury Goods — 1.6%
Bata India, Ltd.	303,500	$4,270,261

		$4,270,261

Thrifts & Mortgage Finance — 8.4%
Housing Development Finance Corp., Ltd.	1,203,790	$17,479,021
LIC Housing Finance, Ltd.	1,210,130	5,169,471

		$22,648,492

Tobacco — 6.3%
ITC, Ltd.	3,163,869	$17,133,702

		$17,133,702

Total India (identified cost $255,754,935)		$265,308,990

Total Common Stocks (identified cost $255,754,935)		$265,308,990

Short-Term Investments — 0.3%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/13	$729	$728,627

Total Short-Term Investments (identified cost $728,627)		$728,627

Total Investments — 98.2% (identified cost $256,483,562)		$266,037,617

Other Assets, Less Liabilities — 1.8%		$4,957,283

Net Assets — 100.0%		$270,994,900

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

17	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Investments, at value (identified cost, $256,483,562)	$266,037,617
Foreign currency, at value (identified cost, $1,339,902)	1,338,344
Dividends and interest receivable	974,471
Receivable for investments sold	2,600,517
Receivable for foreign taxes	1,071,280
Total assets	$272,022,229

Liabilities
Payable for investments purchased	$676,780
Payable to affiliates:
Investment adviser fee	255,145
Trustees’ fees	3,641
Accrued expenses	91,763
Total liabilities	$1,027,329
Net Assets applicable to investors’ interest in Portfolio	$270,994,900

Sources of Net Assets
Investors’ capital	$261,773,145
Net unrealized appreciation	9,221,755
Total	$270,994,900

18	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends (net of foreign taxes, $3,349)	$3,377,578
Interest	65
Total investment income	$3,377,643

Expenses
Investment adviser fee	$1,776,546
Trustees’ fees and expenses	7,355
Custodian fee	333,947
Legal and accounting services	25,300
Miscellaneous	6,819
Total expenses	$2,149,967
Deduct —
Reduction of custodian fee	$8
Total expense reductions	$8

Net expenses	$2,149,959

Net investment income	$1,227,684

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$17,553,140
Foreign currency transactions	(432,223)
Net realized gain	$17,120,917
Change in unrealized appreciation (depreciation) —
Investments	$(57,435,661)
Foreign currency	(103,818)
Net change in unrealized appreciation (depreciation)	$(57,539,479)

Net realized and unrealized loss	$(40,418,562)

Net decrease in net assets from operations	$(39,190,878)

19	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$1,227,684	$839,332
Net realized gain (loss) from investment and foreign currency transactions	17,120,917	(4,329,400)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(57,539,479)	98,103,553
Net increase (decrease) in net assets from operations	$(39,190,878)	$94,613,485
Capital transactions —
Contributions	$266,841	$8,943,098
Withdrawals	(51,578,921)	(103,183,277)
Net decrease in net assets from capital transactions	$(51,312,080)	$(94,240,179)

Net increase (decrease) in net assets	$(90,502,958)	$373,306

Net Assets
At beginning of period	$361,497,858	$361,124,552
At end of period	$270,994,900	$361,497,858

20	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2013

Supplementary Data

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.33	%(2)	1.33%	1.27%	1.19%	1.22%	1.19%
Net investment income (loss)	0.76	%(2)	0.22%	0.15%	(0.04)%	0.09%	(0.17)%
Portfolio Turnover	24	%(3)	65%	49%	59%	63%	38%

Total Return	(12.18	)%(3)	29.53%	(38.37)%	21.75%	95.65%	(64.87)%

Net assets, end of period (000’s omitted)	$270,995		$361,498	$361,125	$835,428	$748,770	$410,359

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

21	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2013, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of March 31, 2013, the Portfolio, for tax reporting in India, had accumulated losses of INR 1,028,962,786 that can be carried forward to offset future realized gains from the sale of certain Indian securities that would otherwise be subject to Indian capital gains taxes. These accumulated losses expire on March 31, 2020.

22

Greater India Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed. The Portfolio’s India tax returns for the years ended March 31, 2009, 2010 and 2011 are currently under review by the Indian tax authorities.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million, 1.01% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Lloyd George Management (Hong Kong) Limited (LGM-HK) a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended June 30, 2013, the investment adviser fee amounted to $1,776,546 or 1.10% (annualized) of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $76,152,780 and $121,139,375, respectively, for the six months ended June 30, 2013.

23

Greater India Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$262,912,094

Gross unrealized appreciation	$39,849,658
Gross unrealized depreciation	(36,724,135)

Net unrealized appreciation	$3,125,523

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. Governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Greater India Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

At June 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks	$—	$265,308,990	(1)(2)	$—	$265,308,990
Short-Term Investments	—	728,627		—	728,627

Total Investments	$—	$266,037,617		$—	$266,037,617

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Greater India Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

Greater India Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Greater India Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Greater India Fund (the “Fund”) invests, with Boston Management and Research (“Adviser”), an affiliate of Eaton Vance Management (“EVM”), and the sub-advisory agreement with Lloyd George Management (Hong Kong) Limited (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities may include supervising Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. The Board also took into account the resources dedicated to portfolio management and other services including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

27

Eaton Vance

Greater India Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. In considering the Fund’s longer-term performance record, the Board noted that the Fund’s performance had improved relative to its peers in recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

28

Eaton Vance

Greater India Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Greater India Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Greater India Portfolio

Hon. Robert Lloyd George

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Greater India Fund and Greater India Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Greater India Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Greater India Portfolio

Lloyd George Management (Hong Kong) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator of Eaton Vance Greater India Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

142-8/13	GISRC

Eaton Vance

Investment Grade Income Fund

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Eaton Vance

Investment Grade Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Performance1,2

Portfolio Manager Thomas H. Luster, CFA and Bernard Scozzafava, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/05/2009	03/07/2000	–1.78%	0.42%	5.30%	4.17%
Class A with 4.75% Maximum Sales Charge	—	—	–6.48	–4.39	4.28	3.67
Class I at NAV	03/21/2007	03/07/2000	–1.76	0.56	5.50	4.27
Barclays U.S. Aggregate Bond Index	—	—	–2.44%	–0.69%	5.19%	4.52%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.08%	0.84%
Net					0.75	0.50

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table, the performance of Class A is linked to Class I. Performance prior to the inception date of Class I is linked to the performance of Investment Grade Income Portfolio (the “Portfolio”) into which the Fund invests.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/14. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

Fund profile subject to change due to active management.

3

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$982.20	$3.69	**	0.75%
Class I	$1,000.00	$982.40	$2.46	**	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.76	**	0.75%
Class I	$1,000.00	$1,022.30	$2.51	**	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Investment in Investment Grade Income Portfolio, at value (identified cost, $31,252,658)	$30,581,455
Receivable for Fund shares sold	2,475,034
Receivable from affiliate	14,434
Total assets	$33,070,923

Liabilities
Payable for Fund shares redeemed	$361,231
Distributions payable	24,391
Payable to affiliates:
Distribution and service fees	2,912
Trustees’ fees	125
Accrued expenses	12,002
Total liabilities	$400,661
Net Assets	$32,670,262

Sources of Net Assets
Paid-in capital	$33,170,030
Accumulated net realized gain from Portfolio	366,594
Accumulated distributions in excess of net investment income	(195,159)
Net unrealized depreciation from Portfolio	(671,203)
Total	$32,670,262

Class A Shares
Net Assets	$12,950,998
Shares Outstanding	1,294,302
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.01
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.51

Class I Shares
Net Assets	$19,719,264
Shares Outstanding	1,973,199
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.99

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Interest allocated from Portfolio	$500,856
Dividends allocated from Portfolio	22,115
Securities lending income allocated from Portfolio, net	840
Expenses allocated from Portfolio	(87,159)
Total investment income from Portfolio	$436,652

Expenses
Distribution and service fees
Class A	$19,125
Trustees’ fees and expenses	250
Custodian fee	8,641
Transfer and dividend disbursing agent fees	9,969
Legal and accounting services	20,561
Printing and postage	9,322
Registration fees	12,698
Miscellaneous	5,327
Total expenses	$85,893
Deduct —
Allocation of expenses to affiliate	$66,967
Total expense reductions	$66,967

Net expenses	$18,926

Net investment income	$417,726

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$339,276
Net realized gain	$339,276
Change in unrealized appreciation (depreciation) —
Investments	$(1,335,051)
Net change in unrealized appreciation (depreciation)	$(1,335,051)

Net realized and unrealized loss	$(995,775)

Net decrease in net assets from operations	$(578,049)

6	See Notes to Financial Statements.

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$417,726	$1,130,184
Net realized gain from investment transactions	339,276	1,174,863
Net change in unrealized appreciation (depreciation) from investments	(1,335,051)	(314,279)
Net increase (decrease) in net assets from operations	$(578,049)	$1,990,768
Distributions to shareholders —
From net investment income
Class A	$(252,029)	$(695,674)
Class I	(345,290)	(810,370)
From net realized gain
Class A	–	(359,500)
Class I	–	(440,959)
Total distributions to shareholders	$(597,319)	$(2,306,503)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,074,164	$12,456,778
Class I	3,731,327	2,972,627
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	232,576	983,319
Class I	201,451	775,691
Cost of shares redeemed
Class A	(4,389,110)	(14,655,828)
Class I	(3,846,738)	(9,010,188)
Net decrease in net assets from Fund share transactions	$(2,996,330)	$(6,477,601)

Net decrease in net assets	$(4,171,698)	$(6,793,336)

Net Assets
At beginning of period	$36,841,960	$43,635,296
At end of period	$32,670,262	$36,841,960

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(195,159)	$(15,566)

7	See Notes to Financial Statements.

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Financial Highlights

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2009(1)
			2012	2011	2010
Net asset value — Beginning of period	$10.360		$10.470	$10.310	$10.080	$9.910

Income (Loss) From Operations
Net investment income(2)	$0.116		$0.284	$0.315	$0.362	$0.395
Net realized and unrealized gain (loss)	(0.298)		0.217	0.376	0.365	0.187

Total income (loss) from operations	$(0.182)		$0.501	$0.691	$0.727	$0.582

Less Distributions
From net investment income	$(0.168)		$(0.382)	$(0.377)	$(0.380)	$(0.412)
From net realized gain	—		(0.229)	(0.154)	(0.117)	—

Total distributions	$(0.168)		$(0.611)	$(0.531)	$(0.497)	$(0.412)

Net asset value — End of period	$10.010		$10.360	$10.470	$10.310	$10.080

Total Return(3)	(1.78	)%(4)	4.86%	6.84%	7.30%	6.02	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,951		$16,550	$17,882	$15,622	$8,341
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.75	%(8)	0.75%	0.93%	0.95%	0.95	%(8)
Net investment income	2.27	%(8)	2.69%	3.01%	3.48%	4.01	%(8)
Portfolio Turnover of the Portfolio	52	%(4)	113%	100%	91%	94	%(9)

(1)	For the period from the commencement of operations, January 5, 2009, to December 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.39%, 0.33%, 0.21%, 0.31% and 1.07% of average daily net assets for the six months ended June 30, 2013, the years ended December 31, 2012, 2011 and 2010 and the period from the commencement of operations, January 5, 2009, to December 31, 2009, respectively). Absent these reimbursements, total return would be lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s year ended December 31, 2009.

8	See Notes to Financial Statements.

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$10.350		$10.460	$10.290	$10.080	$9.940	$10.010

Income (Loss) From Operations
Net investment income(1)	$0.128		$0.309	$0.341	$0.391	$0.419	$0.462
Net realized and unrealized gain (loss)	(0.308)		0.218	0.386	0.345	0.157	(0.040)

Total income (loss) from operations	$(0.180)		$0.527	$0.727	$0.736	$0.576	$0.422

Less Distributions
From net investment income	$(0.180)		$(0.408)	$(0.403)	$(0.409)	$(0.436)	$(0.471)
From net realized gain	—		(0.229)	(0.154)	(0.117)	—	—
Tax return of capital	—		—	—	—	—	(0.021)

Total distributions	$(0.180)		$(0.637)	$(0.557)	$(0.526)	$(0.436)	$(0.492)

Net asset value — End of period	$9.990		$10.350	$10.460	$10.290	$10.080	$9.940

Total Return(2)	(1.76	)%(3)	5.12%	7.22%	7.39%	5.85%	4.59%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,719		$20,292	$25,753	$31,337	$9,714	$6,755
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	0.50	%(7)	0.50%	0.69%	0.70%	0.70%	0.70%
Net investment income	2.51	%(7)	2.93%	3.27%	3.77%	4.21%	4.72%
Portfolio Turnover of the Portfolio	52	%(3)	113%	100%	91%	94%	70%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.39%, 0.34%, 0.21%, 0.31%, 1.08% and 1.39% of average daily net assets for the six months ended June 30, 2013 and the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively). Absent these reimbursements, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Investment Grade Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Investment Grade Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (29.5% at June 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.75% and 0.50% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2014. Pursuant to this agreement, EVM was allocated $66,967 of the Fund’s operating expenses for the six months ended June 30, 2013. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2013, EVM earned $649 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,339 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2013. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2013 amounted to $19,125 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2013, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $788,282 and $6,591,120, respectively.

11

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	104,534	1,183,509
Issued to shareholders electing to receive payments of distributions in Fund shares	22,688	93,807
Redemptions	(430,181)	(1,387,856)

Net decrease	(302,959)	(110,540)

Class I	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	370,500	281,873
Issued to shareholders electing to receive payments of distributions in Fund shares	19,686	74,226
Redemptions	(377,729)	(858,131)

Net increase (decrease)	12,457	(502,032)

At June 30, 2013, pooled income funds (established and maintained by a public charity) managed by EVM owned approximately 11% of the value of the outstanding shares of the Fund.

12

Investment Grade Income Portfolio

June 30, 2013

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 36.8%
Security	Principal Amount (000’s omitted)	Value

Agriculture — 1.1%
Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$511,831
Cargill, Inc., 4.10%, 11/1/42(1)	345	308,938
Lorillard Tobacco Co., 7.00%, 8/4/41	265	281,807

		$1,102,576

Automotive — 0.7%
Advance Auto Parts, Inc., 4.50%, 1/15/22	$400	$389,469
Ford Motor Co., 7.45%, 7/16/31	250	300,780

		$690,249

Banks — 7.0%
Ally Financial, Inc., 3.125%, 1/15/16(2)	$520	$519,008
American Express Co., 6.80% to 9/1/16, 9/1/66(3)	300	321,375
Bank of America Corp., 3.30%, 1/11/23	500	473,241
Bank of America Corp., 5.65%, 5/1/18	435	483,620
Barclays Bank PLC, 5.00%, 9/22/16	380	420,065
Capital One Bank (USA), NA, 3.375%, 2/15/23	384	363,493
Citigroup, Inc., 3.375%, 3/1/23	35	33,529
Citigroup, Inc., 4.05%, 7/30/22	335	322,394
Citigroup, Inc., 4.50%, 1/14/22	390	406,818
CNH Capital, LLC, 3.875%, 11/1/15	350	353,500
Discover Financial Services, 3.85%, 11/21/22	200	188,072
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	100	110,434
KeyBank NA, 1.65%, 2/1/18	290	283,262
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	105	103,768
Morgan Stanley, 3.45%, 11/2/15	250	258,075
Morgan Stanley, 4.875%, 11/1/22	610	603,405
Regions Bank, 6.45%, 6/26/37	410	431,839
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23(2)	320	303,976
UBS AG/Stamford, CT, 5.875%, 7/15/16	350	385,540
Wachovia Bank NA, 6.00%, 11/15/17	420	479,579
Wells Fargo & Co., 3.45%, 2/13/23	220	210,406
Zions Bancorporation, 4.50%, 6/13/23	212	208,977

		$7,264,376

Beverages — 0.2%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$199,819

		$199,819

Broadcasting and Cable — 1.2%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	$400	$426,000

Security	Principal Amount (000’s omitted)	Value

Broadcasting and Cable (continued)
Comcast Corp., 6.95%, 8/15/37	$300	$379,196
Nielsen Finance, LLC/Nielsen Finance Co., 4.50%, 10/1/20(1)	500	482,500

		$1,287,696

Building and Development — 0.5%
Toll Brothers Finance Corp., 4.375%, 4/15/23(2)	$565	$528,275

		$528,275

Building Materials — 0.3%
Owens Corning, Inc., 4.20%, 12/15/22	$300	$291,089

		$291,089

Chemicals — 0.3%
LyondellBasell Industries NV, 5.75%, 4/15/24	$300	$330,372

		$330,372

Commercial Services — 2.0%
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)	$500	$440,000
Hillenbrand, Inc., 5.50%, 7/15/20	400	423,617
Verisk Analytics, Inc., 4.125%, 9/12/22	310	308,444
Waste Management, Inc., 7.375%, 3/11/19	460	555,253
Western Union Co. (The), 6.20%, 11/17/36	330	320,664

		$2,047,978

Communications Services — 1.2%
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	$420	$441,525
SBA Telecommunications, Inc., 5.75%, 7/15/20(1)	500	503,125
Telefonica Emisiones SAU, 4.57%, 4/27/23	340	325,926

		$1,270,576

Computers — 0.4%
Hewlett-Packard Co., 2.65%, 6/1/16	$115	$117,284
Hewlett-Packard Co., 3.75%, 12/1/20	225	218,035
Hewlett-Packard Co., 6.00%, 9/15/41	115	111,422

		$446,741

Diversified Financial Services — 0.9%
General Motors Financial Co., Inc., 4.25%, 5/15/23(1)	$500	$466,875
Jefferies Group, LLC, 5.125%, 1/20/23	220	218,590
SLM Corp., 5.50%, 1/25/23(2)	300	286,930

		$972,395

13	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Manufacturing — 1.1%
Caterpillar, Inc., 3.90%, 5/27/21	$450	$471,483
Joy Global, Inc., 5.125%, 10/15/21	300	318,995
Tyco Electronics Group SA, 6.55%, 10/1/17	270	312,748

		$1,103,226

Electric Utilities — 2.5%
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	$500	$513,750
Exelon Generation Co., LLC, 5.20%, 10/1/19	330	363,227
Florida Power & Light Co., 4.125%, 2/1/42	400	378,775
Georgia Power Co., 4.30%, 3/15/42	375	345,658
ITC Holdings Corp., 4.05%, 7/1/23(4)	310	310,997
PPL Energy Supply, LLC, 6.50%, 5/1/18	325	376,768
Scottish Power, Ltd., 5.375%, 3/15/15	300	317,488

		$2,606,663

Electrical and Electronic Equipment — 1.3%
Agilent Technologies, Inc., 3.875%, 7/15/23	$320	$309,487
Amphenol Corp., 4.00%, 2/1/22	460	459,635
Energizer Holdings, Inc., 4.70%, 5/19/21	550	559,003

		$1,328,125

Energy — 0.9%
Cameron International Corp., 4.50%, 6/1/21	$600	$635,571
Petrobras International Finance Co., 7.875%, 3/15/19	220	255,401

		$890,972

Financial Services — 1.2%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$456	$476,520
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	400	401,091
Janus Capital Group, Inc., 6.70%, 6/15/17(2)	370	413,375

		$1,290,986

Foods — 0.8%
ConAgra Foods, Inc., 4.95%, 8/15/20(1)	$365	$392,575
Delhaize Group SA, 5.70%, 10/1/40	500	477,050

		$869,625

Health Services — 0.6%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	$400	$418,000
HCA, Inc., 6.50%, 2/15/20	205	222,297

		$640,297

Security	Principal Amount (000’s omitted)	Value

Home Construction — 0.8%
Lennar Corp., 5.60%, 5/31/15	$400	$422,000
MDC Holdings, Inc., 5.625%, 2/1/20	320	340,684
MDC Holdings, Inc., 6.00%, 1/15/43	110	102,612

		$865,296

Insurance — 2.0%
Aflac, Inc., 4.00%, 2/15/22	$260	$265,496
American International Group, Inc., 5.85%, 1/16/18	320	360,415
Genworth Financial, Inc., 7.625%, 9/24/21	255	296,657
Principal Financial Group, Inc., 6.05%, 10/15/36	185	215,618
Prudential Financial, Inc., 6.00%, 12/1/17	310	356,216
Willis Group Holdings PLC, 4.125%, 3/15/16	265	277,550
XLIT, Ltd., 5.75%, 10/1/21	265	300,249

		$2,072,201

Internet Software & Services — 0.9%
Equinix, Inc., 7.00%, 7/15/21	$540	$587,925
VeriSign, Inc., 4.625%, 5/1/23(1)	400	390,000

		$977,925

Lodging and Gaming — 1.0%
International Game Technology, 7.50%, 6/15/19	$200	$231,733
Penn National Gaming, Inc., 8.75%, 8/15/19	380	418,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	345	408,204

		$1,057,937

Medical Products — 0.5%
Mylan Inc., 3.125%, 1/15/23(1)	$600	$549,275

		$549,275

Office Equipment / Supplies — 0.3%
Xerox Corp., 7.20%, 4/1/16	$300	$339,940

		$339,940

Oil and Gas-Equipment and Services — 1.6%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$570	$655,897
Rowan Cos., Inc., 7.875%, 8/1/19	270	324,877
Total Capital International SA, 2.70%, 1/25/23	490	459,109
Transocean, Inc., 2.50%, 10/15/17	165	163,170

		$1,603,053

14	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Pipelines — 0.4%
DCP Midstream Operating LP, 4.95%, 4/1/22	$350	$359,204

		$359,204

Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp., 5.05%, 9/1/20	$515	$541,780
AvalonBay Communities, Inc., 2.85%, 3/15/23	215	195,915
BRE Properties, Inc., 5.50%, 3/15/17	345	380,370
CubeSmart LP, 4.80%, 7/15/22	300	311,761
Host Hotels & Resorts LP, 4.75%, 3/1/23	305	304,732
Mack-Cali Realty LP, 3.15%, 5/15/23	290	259,270
Simon Property Group LP, 2.75%, 2/1/23	500	459,658

		$2,453,486

Retail-Specialty and Apparel — 2.4%
AutoNation, Inc., 5.50%, 2/1/20	$325	$339,625
AutoZone, Inc., 4.00%, 11/15/20	350	358,050
Best Buy Co., Inc., 5.50%, 3/15/21	350	336,000
Dollar General Corp., 4.125%, 7/15/17	520	548,827
Gap, Inc. (The), 5.95%, 4/12/21	510	564,697
Staples, Inc., 4.375%, 1/12/23(2)	300	291,218

		$2,438,417

Software — 0.3%
Fiserv, Inc., 3.50%, 10/1/22	$315	$299,382

		$299,382

Total Corporate Bonds & Notes (identified cost $38,606,312)		$38,178,152

Agency Mortgage-Backed Securities — 29.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$1,045	$1,059,862
Gold Pool #C09032, 3.50%, 2/1/43	1,170	1,186,850
Gold Pool #G04309, 5.50%, 5/1/38	1,345	1,446,792
Gold Pool #G18176, 5.00%, 4/1/22	234	248,579
Pool #A97620, 4.50%, 3/1/41	939	990,447
Pool #C03517, 4.50%, 9/1/40	1,029	1,084,026
Pool #C09013, 3.00%, 9/1/42	1,114	1,087,139
Pool #C09023, 3.50%, 12/1/42	1,116	1,131,639
Pool #G05958, 5.00%, 8/1/40	568	606,725

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Pool #G06091, 5.50%, 5/1/40	$723	$778,197
Pool #G08348, 5.00%, 6/1/39	546	582,899
Pool #G18309, 4.50%, 5/1/24	466	489,647
Pool #G18441, 2.50%, 8/1/27	338	339,969
Pool #Q00285, 4.50%, 4/1/41	1,541	1,625,267

		$12,658,038

Federal National Mortgage Association:
Pool #890397, 3.50%, 12/1/26	$154	$160,534
Pool #890516, 5.00%, 2/1/39	980	1,056,518
Pool #918109, 5.00%, 5/1/37	1,477	1,589,967
Pool #929009, 6.00%, 1/1/38	868	943,708
Pool #AB4827, 3.50%, 4/1/42	634	644,248
Pool #AB6633, 3.50%, 10/1/42	1,126	1,144,393
Pool #AC8540, 4.50%, 12/1/24	358	379,494
Pool #AE0949, 4.00%, 2/1/41	767	799,085
Pool #AE0971, 4.00%, 5/1/25	217	228,958
Pool #AE4680, 4.00%, 11/1/40	375	390,956
Pool #AE7535, 4.00%, 10/1/40	720	750,724
Pool #AE7758, 3.50%, 11/1/25	499	520,171
Pool #AE9757, 4.00%, 12/1/40	146	152,196
Pool #AH1559, 4.00%, 12/1/40	156	162,120
Pool #AH3804, 4.00%, 2/1/41	1,341	1,397,948
Pool #AH6827, 4.00%, 3/1/26	653	686,991
Pool #AH9055, 4.50%, 4/1/41	1,109	1,174,287
Pool #AK3264, 3.00%, 2/1/27	516	531,069
Pool #AL0161, 4.00%, 4/1/41	110	114,212
Pool #AL2897, 3.50%, 1/1/43	1,597	1,622,799
Pool #AO3759, 3.50%, 5/1/42	1,121	1,138,904
Pool #MA1060, 2.50%, 5/1/27	436	438,726
Pool #MA1438, 2.50%, 5/1/28	1,485	1,494,066

		$17,522,074

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$107	$113,269

		$113,269

Total Agency Mortgage-Backed Securities (identified cost $30,291,041)		$30,293,381

Commercial Mortgage-Backed Securities — 10.4%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(1)	$250	$248,335

15	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(5)	$45	$50,044
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	3	3,034
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(5)	332	336,927
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	100	110,711
CGCMT, Series 2004-C1, Class A4, 5.615%, 4/15/40(5)	394	403,623
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	400,244
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	163,163
COMM, Series 2012-CR5, Class A4, 2.771%, 12/10/45	110	101,810
COMM, Series 2012-LC4, Class C, 5.824%, 12/10/44(5)	215	226,805
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	569	602,148
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(1)	500	520,360
ESA, Series 2013-ESH7, Class D7, 4.171%, 12/5/31(1)(5)	550	550,046
FMBT, Series 2012-FBLU, Class B, 3.875%, 5/5/27(1)	400	412,141
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	297	299,538
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	400	407,451
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(5)	326	329,049
JPMCC, Series 2003-PM1A, Class A4, 5.326%, 8/12/40(5)	23	23,497
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	304,177
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(1)	675	715,361
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	205,117
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49(5)	300	328,825
MOTEL, Series 2012-MTL6, Class D, 3.781%, 10/5/25(1)	425	411,957
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	382	384,138
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(5)	362	371,659
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	556	564,416
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	176	178,388
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	286	294,189
ORES, Series 2012-LV1, Class A, 4.00%, 9/25/44(1)	34	34,376
RBSCF, Series 2010-MB1, Class C, 4.839%, 4/15/24(1)(5)	325	334,716
RIAL, Series 2013-LT2, Class A, 2.833%, 5/22/28(1)	160	160,082
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	363	367,845
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	320	354,780
WFCM, Series 2010-C1, Class C, 5.771%, 11/15/43(1)(5)	500	532,926
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	80	75,053

Total Commercial Mortgage-Backed Securities (identified cost $10,735,663)		$10,806,931

Asset-Backed Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value

Automotive — 1.1%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(1)	$850	$915,820
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	225	222,830

Total Asset-Backed Securities (identified cost $1,074,994)		$1,138,650

U.S. Treasury Obligations — 16.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.875%, 8/15/40	$2,690	$2,911,295
U.S. Treasury Bond, 4.50%, 2/15/36	100	119,211
U.S. Treasury Bond, 4.50%, 5/15/38	215	256,824
U.S. Treasury Bond, 5.375%, 2/15/31	740	964,081
U.S. Treasury Bond, 6.375%, 8/15/27	150	209,977
U.S. Treasury Inflation-Protected Note, 0.50%, 4/15/15(6)	2,068	2,120,392
U.S. Treasury Note, 2.00%, 4/30/16	3,380	3,509,521
U.S. Treasury Note, 3.375%, 11/15/19	100	109,996
U.S. Treasury Note, 3.50%, 2/15/18	570	627,156
U.S. Treasury Note, 4.00%, 2/15/15	4,726	5,009,191
U.S. Treasury Note, 4.625%, 2/15/17	1,185	1,341,457

Total U.S. Treasury Obligations (identified cost $17,426,022)		$17,179,101

Preferred Securities — 3.7%

Security	Shares	Value

Commercial Banks — 0.7%
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	400	$386,891
PNC Financial Services Group, Inc. (The), 4.85% to 6/1/23(3)	350	329,796

		$716,687

Diversified Financial Services — 1.3%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(3)	3.07	$348,467
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	2	213,952
PPTT, 2006-A GS, Class A, 6.055%(1)(8)	4	806,566

		$1,368,985

16	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities — 0.9%
Electricite de France SA, 5.25% to 1/29/23(1)(3)	300	$293,980
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(2)	13,272	302,767
SCE Trust I, 5.625%(2)	15,000	354,000

		$950,747

Insurance — 0.8%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(3)(7)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $5,097,681)		$3,836,544

Interest Rate Swaptions — 0.9%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Option to receive 3-month USD- LIBOR-BBA Rate and pay 1.9025%	Wells Fargo Bank, N.A.	8/13/13	$11,500	$900,782

Total Interest Rate Swaptions (identified cost $369,150)				$900,782

Short-Term Investments — 2.6%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.04%(9)(10)			$2,304	$2,303,990
Eaton Vance Cash Reserves Fund, LLC, 0.11%(10)			375	374,957

Total Short-Term Investments (identified cost $2,678,947)				$2,678,947

Total Investments — 101.3% (identified cost $106,279,810)				$105,012,488

Other Assets, Less Liabilities — (1.3)%				$(1,302,349)

Net Assets — 100.0%				$103,710,139

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	–	Avis Budget Rental Car Funding LLC
BACM	–	Banc of America Commercial Mortgage Trust
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CARMX	–	CarMax Auto Owner Trust
CDCMT	–	CD Commercial Mortgage Trust
CGCMT	–	Citigroup Commercial Mortgage Trust
COMM	–	Commercial Mortgage Pass-Through Certificates
DBUBS	–	DBUBS Mortgage Trust
DDR	–	Developers Diversified Realty Corp.
ESA	–	Extended Stay America Trust
FMBT	–	Fontainebleau Miami Beach Trust
GECMC	–	General Electric Commercial Mortgage Corp.
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
MLCFC	–	ML-CFC Commercial Mortgage Trust
MOTEL	–	Motel 6 Trust
MSC	–	Morgan Stanley Capital I Trust
NCUA	–	National Credit Union Administration
ORES	–	Oaktree Real Estate Investments/Sabal
PPTT	–	Preferred Pass-Through Trust
RBSCF	–	Royal Bank of Scotland Commercial Funding
RIAL	–	Rialto Real Estate Fund LP
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
WF-RBS	–	WF-RBS Commercial Mortgage Trust

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2013, the aggregate value of these securities is $11,480,372 or 11.1% of the Portfolio’s net assets.

(2)	All or a portion of this security was on loan at June 30, 2013.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	When-issued security.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Non-income producing security.

(8)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2013.

(9)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013.

17	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Unaffiliated investments, at value including $2,255,498 of securities on loan (identified cost, $103,600,863)	$102,333,541
Affiliated investments, at value (identified cost, $2,678,947)	2,678,947
Interest receivable	828,613
Interest receivable from affiliated investment	44
Receivable for investments sold	920,749
Securities lending income receivable	848
Receivable from affiliate	7,289
Total assets	$106,770,031

Liabilities
Collateral for securities loaned	$2,303,990
Payable for investments purchased	367,450
Payable for when-issued securities	309,117
Payable to affiliates:
Investment adviser fee	39,816
Trustees’ fees	1,243
Accrued expenses	38,276
Total liabilities	$3,059,892
Net Assets applicable to investors’ interest in Portfolio	$103,710,139

Sources of Net Assets
Investors’ capital	$104,977,461
Net unrealized depreciation	(1,267,322)
Total	$103,710,139

18	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Interest	$1,570,414
Dividends	69,784
Securities lending income, net	2,642
Interest allocated from affiliated investment	853
Expenses allocated from affiliated investment	(91)
Total investment income	$1,643,602

Expenses
Investment adviser fee	$247,571
Trustees’ fees and expenses	2,406
Custodian fee	37,660
Legal and accounting services	32,720
Miscellaneous	2,385
Total expenses	$322,742
Deduct —
Allocation of expenses to affiliate	$49,940
Reduction of custodian fee	9
Total expense reductions	$49,949

Net expenses	$272,793

Net investment income	$1,370,809

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,175,842
Investment transactions allocated from affiliated investments	60
Net realized gain	$1,175,902
Change in unrealized appreciation (depreciation) —
Investments	$(4,380,210)
Net change in unrealized appreciation (depreciation)	$(4,380,210)

Net realized and unrealized loss	$(3,204,308)

Net decrease in net assets from operations	$(1,833,499)

19	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$1,370,809	$3,544,648
Net realized gain from investment transactions	1,175,902	3,562,634
Net change in unrealized appreciation (depreciation) from investments	(4,380,210)	(956,009)
Net increase (decrease) in net assets from operations	$(1,833,499)	$6,151,273
Capital transactions —
Contributions	$4,760,687	$13,223,178
Withdrawals	(14,116,635)	(34,182,229)
Net decrease in net assets from capital transactions	$(9,355,948)	$(20,959,051)

Net decrease in net assets	$(11,189,447)	$(14,807,778)

Net Assets
At beginning of period	$114,899,586	$129,707,364
At end of period	$103,710,139	$114,899,586

20	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Supplementary Data

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2012		2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.50	%(2)(3)	0.50	%(3)	0.57%	0.57%	0.57%	0.57%
Net investment income	2.51	%(2)	2.93%		3.39%	3.87%	4.35%	4.82%
Portfolio Turnover	52	%(4)	113%		100%	91%	94%	70%

Total Return	(1.76	)%(4)	5.12%		7.34%	7.53%	5.99%	4.66%

Net assets, end of period (000’s omitted)	$103,710		$114,900		$129,707	$144,019	$129,527	$142,766

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser subsidized certain operating expenses (equal to 0.09% and 0.07% of average daily net assets for the six months ended June 30, 2013 and the year ended December 31, 2012). Absent this subsidy, total return would have been lower.

(4)	Not annualized.

21	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2013, Eaton Vance Balanced Fund, Eaton Vance Investment Grade Income Fund and donor advised funds (established and maintained by a public charity) managed by Eaton Vance Management (EVM) held an interest of 60.2%, 29.5% and 10.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

Derivatives. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note since its acquisition. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

22

Investment Grade Income Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

I   When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of a majority of Trustees and a majority of interest holders of the Portfolio. For the six months ended June 30, 2013, the Portfolio’s investment adviser fee amounted to $247,571 or 0.45% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. Pursuant to a voluntary expense reimbursement, BMR was allocated $49,940 of the Portfolio’s operating expenses for the six months ended June 30, 2013.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

23

Investment Grade Income Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$16,694,482	$30,112,271
U.S. Government and Agency Securities	38,665,222	32,154,627

	$55,359,704	$62,266,898

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$106,267,252

Gross unrealized appreciation	$2,273,144
Gross unrealized depreciation	(3,527,908)

Net unrealized depreciation	$(1,254,764)

5  Financial Instruments

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

The non-exchange traded derivatives in which the Portfolio invests, including swaption contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At June 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $900,782, representing the fair value of such derivatives in an asset position. The counterparty may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparty with respect to such contracts would reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Interest rate swaptions	$900,782	(1)	$—

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. Such derivatives are subject to master netting agreements, which allow the Fund and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. Derivative assets subject to master netting agreements, net of amounts available for offset, which were none, and net of the related collateral pledged to the Fund of $842,773, were $58,009 as of June 30, 2013.

24

Investment Grade Income Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Interest rate swaptions	$—	$602,668	(1)

(1)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments.

The average notional amount of interest rate swaptions outstanding during the six months ended June 30, 2013, which is indicative of the volume of this derivative type, was $11,500,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2013 amounted to $599.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At June 30, 2013, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $2,255,498 and $2,303,990, respectively. The carrying amount of the liability for collateral for securities loaned at June 30, 2013 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at June 30, 2013.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Investment Grade Income Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

At June 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$38,178,152	$—	$38,178,152
Agency Mortgage-Backed Securities	—	30,293,381	—	30,293,381
Commercial Mortgage-Backed Securities	—	10,806,931	—	10,806,931
Asset-Backed Securities	—	1,138,650	—	1,138,650
U.S. Treasury Obligations	—	17,179,101	—	17,179,101
Preferred Securities	354,000	3,482,544	—	3,836,544
Interest Rate Swaptions	—	900,782	—	900,782
Short-Term Investments	—	2,678,947	—	2,678,947

Total Investments	$354,000	$104,658,488	$—	$105,012,488

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Investment Grade Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Investment Grade Income Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

28

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

29

Eaton Vance

Investment Grade Income Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Investment Grade Income Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Investment Grade Income Portfolio

Thomas H. Luster

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Investment Grade Income Fund and Investment Grade Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Investment Grade Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Investment Grade Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978-8/13	IGISRC

Eaton Vance

Large-Cap Growth Fund

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Eaton Vance

Large-Cap Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/09/2002	09/09/2002	11.29%	15.27%	5.07%	6.82%
Class A with 5.75% Maximum Sales Charge	—	—	4.89	8.66	3.83	6.20
Class C at NAV	09/09/2002	09/09/2002	10.81	14.39	4.28	6.01
Class C with 1% Maximum Sales Charge	—	—	9.81	13.39	4.28	6.01
Class I at NAV	05/03/2007	09/09/2002	11.38	15.56	5.32	6.98
Class R at NAV	08/03/2009	09/09/2002	11.09	14.96	4.87	6.72
Russell 1000 Growth Index	—	—	11.80%	17.07%	7.47%	7.39%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.38%	2.13%	1.13%	1.63%
Net			1.25	2.00	1.00	1.50

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Google, Inc., Class A	4.5%
Apple, Inc.	4.0
QUALCOMM, Inc.	3.0
Amazon.com, Inc.	2.7
Gilead Sciences, Inc.	2.2
Microsoft Corp.	2.0
Visa, Inc., Class A	1.9
EMC Corp.	1.9
United Technologies Corp.	1.8
priceline.com, Inc.	1.8

Total	25.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table, the performance of Class I and Class R is linked to Class A.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/14. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,112.90	$6.55	**	1.25%
Class C	$1,000.00	$1,108.10	$10.45	**	2.00%
Class I	$1,000.00	$1,113.80	$5.24	**	1.00%
Class R	$1,000.00	$1,110.90	$7.85	**	1.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class C	$1,000.00	$1,014.90	$9.99	**	2.00%
Class I	$1,000.00	$1,019.80	$5.01	**	1.00%
Class R	$1,000.00	$1,017.40	$7.50	**	1.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Investment in Large-Cap Growth Portfolio, at value (identified cost, $100,948,415)	$139,617,936
Receivable for Fund shares sold	149,893
Receivable from affiliate	10,973
Total assets	$139,778,802

Liabilities
Payable for Fund shares redeemed	$330,515
Payable to affiliates:
Administration fee	17,422
Distribution and service fees	38,063
Trustees’ fees	125
Accrued expenses	54,762
Total liabilities	$440,887
Net Assets	$139,337,915

Sources of Net Assets
Paid-in capital	$85,183,767
Accumulated net realized gain from Portfolio	15,479,771
Accumulated undistributed net investment income	4,856
Net unrealized appreciation from Portfolio	38,669,521
Total	$139,337,915

Class A Shares
Net Assets	$86,273,700
Shares Outstanding	4,420,418
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.52
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$20.71

Class C Shares
Net Assets	$23,071,301
Shares Outstanding	1,285,891
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.94

Class I Shares
Net Assets	$28,140,142
Shares Outstanding	1,423,255
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.77

Class R Shares
Net Assets	$1,852,772
Shares Outstanding	95,849
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.33

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends allocated from Portfolio (net of foreign taxes, $8,477)	$997,938
Interest allocated from Portfolio	344
Expenses allocated from Portfolio	(527,312)
Total investment income from Portfolio	$470,970

Expenses
Administration fee	$107,464
Distribution and service fees
Class A	111,704
Class C	115,481
Class R	4,618
Trustees’ fees and expenses	250
Custodian fee	13,908
Transfer and dividend disbursing agent fees	92,426
Legal and accounting services	9,649
Printing and postage	15,831
Registration fees	30,446
Miscellaneous	6,422
Total expenses	$508,199
Deduct —
Allocation of expenses to affiliate	$88,491
Total expense reductions	$88,491

Net expenses	$419,708

Net investment income	$51,262

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$13,730,669
Foreign currency transactions	(889)
Net realized gain	$13,729,780
Change in unrealized appreciation (depreciation) —
Investments	$1,703,731
Foreign currency	(714)
Net change in unrealized appreciation (depreciation)	$1,703,017

Net realized and unrealized gain	$15,432,797

Net increase in net assets from operations	$15,484,059

6	See Notes to Financial Statements.

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income (loss)	$51,262	$(122,494)
Net realized gain from investment and foreign currency transactions	13,729,780	14,450,829
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,703,017	5,297,351
Net increase in net assets from operations	$15,484,059	$19,625,686
Distributions to shareholders —
From net investment income
Class I	$—	$(63,093)
From net realized gain
Class A	—	(950,533)
Class C	—	(254,612)
Class I	—	(308,587)
Class R	—	(19,347)
Total distributions to shareholders	$—	$(1,596,172)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,405,383	$18,490,065
Class B	—	580,015
Class C	1,343,691	3,355,101
Class I	2,079,212	8,760,956
Class R	192,378	966,988
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	895,099
Class C	—	186,980
Class I	—	323,403
Class R	—	19,210
Cost of shares redeemed
Class A	(18,697,183)	(49,608,799)
Class B	—	(1,042,715)
Class C	(3,063,794)	(7,138,293)
Class I	(7,057,059)	(13,447,072)
Class R	(263,130)	(828,561)
Net asset value of shares exchanged
Class A	—	758,943
Class B	—	(758,943)
Net asset value of shares merged*
Class A	—	6,247,035
Class B	—	(6,247,035)
Contingent deferred sales charges
Class B	—	1,198
Net decrease in net assets from Fund share transactions	$(17,060,502)	$(38,486,425)

Net decrease in net assets	$(1,576,443)	$(20,456,911)

Net Assets
At beginning of period	$140,914,358	$161,371,269
At end of period	$139,337,915	$140,914,358

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$4,856	$(46,406)

*	At the close of business on October 5, 2012, Class B shares were merged into Class A shares.

7	See Notes to Financial Statements.

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Financial Highlights

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$17.540		$15.730	$16.630	$14.550	$10.680	$17.300

Income (Loss) From Operations
Net investment income(1)	$0.013		$0.002	$0.009	$0.019	$0.014	$0.021
Net realized and unrealized gain (loss)	1.967		1.992	(0.909)	2.061	3.856	(6.608)

Total income (loss) from operations	$1.980		$1.994	$(0.900)	$2.080	$3.870	$(6.587)

Less Distributions
From net realized gain	$—		$(0.184)	$—	$—	$—	$(0.033)

Total distributions	$—		$(0.184)	$—	$—	$—	$(0.033)

Net asset value — End of period	$19.520		$17.540	$15.730	$16.630	$14.550	$10.680

Total Return(2)	11.29	%(3)	12.66%	(5.41)%	14.30%	36.11%	(38.08)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,274		$86,843	$99,259	$113,771	$85,281	$52,923
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.25	%(7)	1.25%	1.25%	1.25%	1.25%	1.30%
Net investment income	0.14	%(7)	0.01%	0.05%	0.13%	0.12%	0.15%
Portfolio Turnover of the Portfolio	25	%(3)	40%	69%	59%	60%	84%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The administrator subsidized certain operating expenses (equal to 0.12%, 0.13%, 0.13%, 0.13%, 0.24% and 0.16% of average daily net assets for the six months ended June 30, 2013 and the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively).

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$16.190		$14.630	$15.590	$13.740	$10.160	$16.590

Income (Loss) From Operations
Net investment loss(1)	$(0.051)		$(0.118)	$(0.107)	$(0.089)	$(0.072)	$(0.083)
Net realized and unrealized gain (loss)	1.801		1.862	(0.853)	1.939	3.652	(6.314)

Total income (loss) from operations	$1.750		$1.744	$(0.960)	$1.850	$3.580	$(6.397)

Less Distributions
From net realized gain	$—		$(0.184)	$—	$—	$—	$(0.033)

Total distributions	$—		$(0.184)	$—	$—	$—	$(0.033)

Net asset value — End of period	$17.940		$16.190	$14.630	$15.590	$13.740	$10.160

Total Return(2)	10.81	%(3)	11.91%	(6.16)%	13.46%	35.10%	(38.56)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,071		$22,422	$23,524	$27,905	$25,645	$15,424
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	2.00	%(7)	2.00%	2.00%	2.00%	2.00%	2.05%
Net investment loss	(0.59	)%(7)	(0.74)%	(0.70)%	(0.64)%	(0.62)%	(0.60)%
Portfolio Turnover of the Portfolio	25	%(3)	40%	69%	59%	60%	84%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The administrator subsidized certain operating expenses (equal to 0.12%, 0.13%, 0.13%, 0.13%, 0.24% and 0.16% of average daily net assets for the six months ended June 30, 2013 and the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively).

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$17.750		$15.910	$16.780	$14.640	$10.720	$17.320

Income (Loss) From Operations
Net investment income(1)	$0.037		$0.050	$0.051	$0.053	$0.056	$0.059
Net realized and unrealized gain (loss)	1.983		2.012	(0.921)	2.087	3.864	(6.626)

Total income (loss) from operations	$2.020		$2.062	$(0.870)	$2.140	$3.920	$(6.567)

Less Distributions
From net investment income	$—		$(0.038)	$—	$—	$—	$—
From net realized gain	—		(0.184)	—	—	—	(0.033)

Total distributions	$—		$(0.222)	$—	$—	$—	$(0.033)

Net asset value — End of period	$19.770		$17.750	$15.910	$16.780	$14.640	$10.720

Total Return(2)	11.38	%(3)	13.01%	(5.24)%	14.62%	36.57%	(37.98)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,140		$29,920	$30,675	$27,560	$22,984	$656
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.00	%(7)	1.00%	1.00%	1.00%	1.00%	1.05%
Net investment income	0.39	%(7)	0.29%	0.31%	0.35%	0.43%	0.44%
Portfolio Turnover of the Portfolio	25	%(3)	40%	69%	59%	60%	84%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The administrator subsidized certain operating expenses (equal to 0.12%, 0.13%, 0.13%, 0.13%, 0.24% and 0.16% of average daily net assets for the six months ended June 30, 2013 and the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively).

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2009(1)
			2012	2011	2010
Net asset value — Beginning of period	$17.400		$15.640	$16.580	$14.530	$12.660

Income (Loss) From Operations
Net investment loss(2)	$(0.009)		$(0.038)	$(0.029)	$(0.011)	$(0.008)
Net realized and unrealized gain (loss)	1.939		1.982	(0.911)	2.061	1.878

Total income (loss) from operations	$1.930		$1.944	$(0.940)	$2.050	$1.870

Less Distributions
From net realized gain	$—		$(0.184)	$—	$—	$—

Total distributions	$—		$(0.184)	$—	$—	$—

Net asset value — End of period	$19.330		$17.400	$15.640	$16.580	$14.530

Total Return(3)	11.09	%(4)	12.42%	(5.67)%	14.11%	14.77	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,853		$1,729	$1,378	$575	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.50	%(8)	1.50%	1.50%	1.50%	1.50	%(8)
Net investment loss	(0.09	)%(8)	(0.22)%	(0.18)%	(0.08)%	(0.15	)%(8)
Portfolio Turnover of the Portfolio	25	%(4)	40%	69%	59%	60	%(9)

(1)	For the period from the start of business, August 3, 2009, to December 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The administrator subsidized certain operating expenses (equal to 0.12%, 0.13%, 0.13%, 0.13% and 0.24% of average daily net assets for the six months ended June 30, 2013, the years ended December 31, 2012, 2011 and 2010, and the period ended December 31, 2009, respectively).

(8)	Annualized.

(9)	For the Portfolio’s fiscal year ended December 31, 2009.

11	See Notes to Financial Statements.

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (93.3% at June 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2013, the administration fee amounted to $107,464. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 2.00%, 1.00% and 1.50% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2014. Pursuant to this agreement, EVM was allocated $88,491 of the Fund’s operating expenses for the six months ended June 30, 2013. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2013, EVM earned $3,502 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,261 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2013. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2013 amounted to $111,704 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2013, the Fund paid or accrued to EVD $86,611 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2013, the Fund paid or accrued to EVD $2,309 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2013 amounted to $28,870 and $2,309 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2013, the Fund was informed that EVD received approximately $1,000 and $300 of CDSCs paid by Class A and Class C shareholders, respectively. For the year ended December 31, 2012, the Fund received CDSCs of $1,198 from Class B shareholders.

13

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended June 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,259,909 and $24,304,970, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	441,441	1,073,172
Issued to shareholders electing to receive payments of distributions in Fund shares	—	50,542
Redemptions	(971,730)	(2,870,785)
Merger from Class B shares	—	342,491
Exchange from Class B shares	—	44,066

Net decrease	(530,289)	(1,360,514)

Class B		Year Ended December 31, 2012(1)

Sales		36,124
Redemptions		(64,903)
Merger to Class A shares		(369,210)
Exchange to Class A shares		(47,354)

Net decrease		(445,343)

Class C	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	77,003	209,567
Issued to shareholders electing to receive payments of distributions in Fund shares	—	11,436
Redemptions	(176,381)	(443,144)

Net decrease	(99,378)	(222,141)

Class I	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	108,062	499,001
Issued to shareholders electing to receive payments of distributions in Fund shares	—	18,047
Redemptions	(370,594)	(759,873)

Net decrease	(262,532)	(242,825)

14

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	10,348	58,778
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,093
Redemptions	(13,887)	(48,625)

Net increase (decrease)	(3,539)	11,246

(1)

Effective January 1, 2012, Class B shares were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. At the close of business on October 5, 2012, Class B shares were merged into Class A shares.

15

Large-Cap Growth Portfolio

June 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value

Aerospace & Defense — 3.2%
Boeing Co. (The)	20,312	$2,080,761
United Technologies Corp.	28,970	2,692,472

		$4,773,233

Air Freight & Logistics — 1.3%
FedEx Corp.	19,208	$1,893,525

		$1,893,525

Automobiles — 2.3%
Ford Motor Co.	123,800	$1,915,186
Volkswagen AG, PFC Shares	7,463	1,507,404

		$3,422,590

Beverages — 2.7%
Coca-Cola Co. (The)	47,567	$1,907,912
PepsiCo, Inc.	26,650	2,179,704

		$4,087,616

Biotechnology — 5.7%
Amgen, Inc.	10,748	$1,060,398
Biogen Idec, Inc.(1)	5,197	1,118,394
Celgene Corp.(1)	16,067	1,878,393
Gilead Sciences, Inc.(1)	64,573	3,306,783
Vertex Pharmaceuticals, Inc.(1)	14,900	1,190,063

		$8,554,031

Building Products — 1.0%
Fortune Brands Home & Security, Inc.	37,972	$1,471,035

		$1,471,035

Capital Markets — 0.6%
Franklin Resources, Inc.	6,931	$942,755

		$942,755

Chemicals — 3.9%
Cytec Industries, Inc.	17,092	$1,251,989
Ecolab, Inc.	24,683	2,102,745
Monsanto Co.	24,696	2,439,965

		$5,794,699

Security	Shares	Value

Commercial Banks — 2.7%
PNC Financial Services Group, Inc. (The)	24,300	$1,771,956
Wells Fargo & Co.	55,119	2,274,761

		$4,046,717

Communications Equipment — 4.6%
F5 Networks, Inc.(1)	14,688	$1,010,534
QUALCOMM, Inc.	74,327	4,539,893
Riverbed Technology, Inc.(1)	82,757	1,287,699

		$6,838,126

Computers & Peripherals — 5.9%
Apple, Inc.	15,213	$6,025,565
EMC Corp.	116,975	2,762,949

		$8,788,514

Consumer Finance — 1.7%
American Express Co.	34,914	$2,610,171

		$2,610,171

Diversified Financial Services — 0.8%
Citigroup, Inc.	26,320	$1,262,570

		$1,262,570

Electrical Equipment — 1.5%
Emerson Electric Co.	41,100	$2,241,594

		$2,241,594

Energy Equipment & Services — 2.9%
Cameron International Corp.(1)	22,555	$1,379,464
Halliburton Co.	35,778	1,492,658
Schlumberger, Ltd.	20,550	1,472,613

		$4,344,735

Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	12,839	$1,419,608
Wal-Mart Stores, Inc.	14,201	1,057,833
Walgreen Co.	31,331	1,384,830

		$3,862,271

Food Products — 3.7%
Green Mountain Coffee Roasters, Inc.(1)	15,995	$1,200,585
Hershey Co. (The)	11,053	986,812
Mead Johnson Nutrition Co.	16,255	1,287,883

16	See Notes to Financial Statements.

Large-Cap Growth Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products (continued)
Mondelez International, Inc., Class A	73,100	$2,085,543

		$5,560,823

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	43,816	$1,528,302
Covidien PLC	29,298	1,841,086
Stryker Corp.	22,839	1,477,227

		$4,846,615

Hotels, Restaurants & Leisure — 2.8%
Marriott International, Inc., Class A	40,879	$1,650,285
Starbucks Corp.	39,097	2,560,463

		$4,210,748

Household Products — 0.8%
Colgate-Palmolive Co.	19,816	$1,135,259

		$1,135,259

Industrial Conglomerates — 1.2%
3M Co.	16,820	$1,839,267

		$1,839,267

Internet & Catalog Retail — 4.5%
Amazon.com, Inc.(1)	14,599	$4,053,997
priceline.com, Inc.(1)	3,233	2,674,111

		$6,728,108

Internet Software & Services — 6.8%
eBay, Inc.(1)	35,452	$1,833,577
Facebook, Inc., Class A(1)	63,018	1,566,628
Google, Inc., Class A(1)	7,722	6,798,217

		$10,198,422

IT Services — 2.5%
Teradata Corp.(1)	20,053	$1,007,262
Visa, Inc., Class A	15,172	2,772,683

		$3,779,945

Leisure Equipment & Products — 1.5%
Polaris Industries, Inc.	23,404	$2,223,380

		$2,223,380

Security	Shares	Value

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	36,478	$1,559,799

		$1,559,799

Machinery — 3.4%
Caterpillar, Inc.	28,350	$2,338,591
Deere & Co.	17,816	1,447,550
Wabtec Corp.	23,714	1,267,039

		$5,053,180

Media — 2.4%
Comcast Corp., Class A	29,446	$1,233,198
Walt Disney Co. (The)	38,159	2,409,741

		$3,642,939

Oil, Gas & Consumable Fuels — 2.8%
EOG Resources, Inc.	11,692	$1,539,602
Occidental Petroleum Corp.	13,278	1,184,796
Range Resources Corp.	19,456	1,504,338

		$4,228,736

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	22,128	$1,455,359

		$1,455,359

Pharmaceuticals — 2.3%
Perrigo Co.	15,500	$1,875,500
Roche Holding AG ADR	24,748	1,531,035

		$3,406,535

Road & Rail — 1.4%
Union Pacific Corp.	13,647	$2,105,459

		$2,105,459

Semiconductors & Semiconductor Equipment — 4.1%
Broadcom Corp., Class A	76,550	$2,584,328
Intel Corp.	57,700	1,397,494
NXP Semiconductors NV(1)	68,697	2,128,233

		$6,110,055

Software — 3.8%
Microsoft Corp.	88,019	$3,039,296
Oracle Corp.	45,187	1,388,145

17	See Notes to Financial Statements.

Large-Cap Growth Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software (continued)
VMware, Inc., Class A(1)	17,997	$1,205,619

		$5,633,060

Specialty Retail — 4.3%
Bed Bath & Beyond, Inc.(1)	20,600	$1,460,540
Home Depot, Inc. (The)	19,505	1,511,052
PetSmart, Inc.	15,371	1,029,703
Staples, Inc.	83,366	1,322,185
Urban Outfitters, Inc.(1)	26,516	1,066,474

		$6,389,954

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	35,800	$2,279,744

		$2,279,744

Total Common Stocks (identified cost $103,621,166)		$147,321,569

Short-Term Investments — 2.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$3,523	$3,523,422

Total Short-Term Investments (identified cost $3,523,422)		$3,523,422

Total Investments — 100.8% (identified cost $107,144,588)		$150,844,991

Other Assets, Less Liabilities — (0.8)%		$(1,135,336)

Net Assets — 100.0%		$149,709,655

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013.

18	See Notes to Financial Statements.

Large-Cap Growth Portfolio

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Unaffiliated investments, at value (identified cost, $103,621,166)	$147,321,569
Affiliated investment, at value (identified cost, $3,523,422)	3,523,422
Dividends receivable	111,988
Interest receivable from affiliated investment	69
Tax reclaims receivable	27,918
Total assets	$150,984,966

Liabilities
Payable for investments purchased	$1,168,199
Payable to affiliates:
Investment adviser fee	80,956
Trustees’ fees	1,750
Accrued expenses	24,406
Total liabilities	$1,275,311
Net Assets applicable to investors’ interest in Portfolio	$149,709,655

Sources of Net Assets
Investors’ capital	$106,006,468
Net unrealized appreciation	43,703,187
Total	$149,709,655

19	See Notes to Financial Statements.

Large-Cap Growth Portfolio

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends (net of foreign taxes, $9,056)	$1,075,449
Interest allocated from affiliated investment	371
Expenses allocated from affiliated investment	(43)
Total investment income	$1,075,777

Expenses
Investment adviser fee	$502,628
Trustees’ fees and expenses	3,325
Custodian fee	42,517
Legal and accounting services	14,655
Miscellaneous	5,308
Total expenses	$568,433

Net investment income	$507,344

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$14,913,277
Investment transactions allocated from affiliated investment	10
Foreign currency transactions	(954)
Net realized gain	$14,912,333
Change in unrealized appreciation (depreciation) —
Investments	$1,865,491
Foreign currency	(766)
Net change in unrealized appreciation (depreciation)	$1,864,725

Net realized and unrealized gain	$16,777,058

Net increase in net assets from operations	$17,284,402

20	See Notes to Financial Statements.

Large-Cap Growth Portfolio

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$507,344	$922,637
Net realized gain from investment and foreign currency transactions	14,912,333	15,751,772
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,864,725	5,405,387
Net increase in net assets from operations	$17,284,402	$22,079,796
Capital transactions —
Contributions	$4,977,044	$12,144,911
Withdrawals	(30,610,609)	(49,255,914)
Net decrease in net assets from capital transactions	$(25,633,565)	$(37,111,003)

Net decrease in net assets	$(8,349,163)	$(15,031,207)

Net Assets
At beginning of period	$158,058,818	$173,090,025
At end of period	$149,709,655	$158,058,818

21	See Notes to Financial Statements.

Large-Cap Growth Portfolio

June 30, 2013

Supplementary Data

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.73	%(2)	0.73%	0.72%	0.73%	0.75%	0.76%
Net investment income	0.66	%(2)	0.54%	0.58%	0.63%	0.63%	0.69%
Portfolio Turnover	25	%(3)	40%	69%	59%	60%	84%

Total Return	11.57	%(3)	13.25%	(4.91)%	14.89%	36.77%	(37.73)%

Net assets, end of period (000’s omitted)	$149,710		$158,059	$173,090	$203,565	$167,631	$93,125

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

22	See Notes to Financial Statements.

Large-Cap Growth Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Large-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2013, Eaton Vance Large-Cap Growth Fund held an interest of 93.3% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

23

Large-Cap Growth Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2013, the Portfolio’s investment adviser fee amounted to $502,628 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $37,769,326 and $64,272,713, respectively, for the six months ended June 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$107,180,516

Gross unrealized appreciation	$45,148,032
Gross unrealized depreciation	(1,483,557)

Net unrealized appreciation	$43,664,475

24

Large-Cap Growth Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$27,390,059	$1,507,404		$—	$28,897,463
Consumer Staples	16,101,328	—		—	16,101,328
Energy	8,573,471	—		—	8,573,471
Financials	8,862,213	—		—	8,862,213
Health Care	18,366,980	—		—	18,366,980
Industrials	19,377,293	—		—	19,377,293
Information Technology	41,348,122	—		—	41,348,122
Materials	5,794,699	—		—	5,794,699

Total Common Stocks	$145,814,165	$1,507,404	*	$—	$147,321,569

Short-Term Investments	$—	$3,523,422		$—	$3,523,422

Total Investments	$145,814,165	$5,030,826		$—	$150,844,991

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Large-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

27

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board considered various factors that contributed to the Fund’s underperformance during the three-year period, including stock selection. The Board also considered that the Adviser had taken steps to improve performance, including changes in the equity group’s staffing and methodology for determining analyst compensation, as well as enhancements to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

28

Eaton Vance

Large-Cap Growth Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Large-Cap Growth Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Large-Cap Growth Portfolio

Lewis R. Piantedosi

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Growth Fund and Large-Cap Growth Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*Interested	Trustee

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Large-Cap Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Large-Cap Growth Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1559-8/13	LCCSRC

Eaton Vance

Large-Cap Value Fund

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Eaton Vance

Large-Cap Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Performance1,2

Portfolio Managers Michael R. Mach, CFA, Matthew F. Beaudry, CMFC, CIMA, John D. Crowley and Stephen J. Kaszynski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/23/1931	09/23/1931	13.47%	21.46%	2.66%	7.42%
Class A with 5.75% Maximum Sales Charge	—	—	6.95	14.49	1.45	6.79
Class C at NAV	11/04/1994	09/23/1931	13.10	20.61	1.90	6.63
Class C with 1% Maximum Sales Charge	—	—	12.10	19.61	1.90	6.63
Class I at NAV	12/28/2004	09/23/1931	13.63	21.83	2.95	7.64
Class R at NAV	02/18/2004	09/23/1931	13.35	21.19	2.41	7.17
Russell 1000 Value Index	—	—	15.90%	25.32%	6.67%	7.78%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
			0.99%	1.74%	0.74%	1.24%
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

JPMorgan Chase & Co.	3.0%
Wells Fargo & Co.	3.0
Chevron Corp.	2.9
Citigroup, Inc.	2.9
Occidental Petroleum Corp.	2.6
Pfizer, Inc.	2.5
General Electric Co.	2.4
PNC Financial Services Group, Inc. (The)	2.4
Merck & Co., Inc.	2.3
Union Pacific Corp.	2.1

Total	26.1%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table, the performance of Class I and Class R is linked to Class A.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders
At the close of business on June 21, 2013, Class B shares were merged into Class A shares.

3

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,134.70	$5.29	1.00%
Class C	$1,000.00	$1,131.00	$9.25	1.75%
Class I	$1,000.00	$1,136.30	$3.97	0.75%
Class R	$1,000.00	$1,133.50	$6.61	1.25%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.01	1.00%
Class C	$1,000.00	$1,016.10	$8.75	1.75%
Class I	$1,000.00	$1,021.10	$3.76	0.75%
Class R	$1,000.00	$1,018.60	$6.26	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Investment in Large-Cap Value Portfolio, at value (identified cost, $5,370,583,923)	$7,278,731,501
Receivable for Fund shares sold	6,374,209
Total assets	$7,285,105,710

Liabilities
Payable for Fund shares redeemed	$35,709,217
Payable to affiliates:
Distribution and service fees	1,136,116
Trustees’ fees	125
Accrued expenses	1,443,053
Total liabilities	$38,288,511
Net Assets	$7,246,817,199

Sources of Net Assets
Paid-in capital	$5,450,486,250
Accumulated net realized loss from Portfolio	(112,742,255)
Accumulated undistributed net investment income	925,626
Net unrealized appreciation from Portfolio	1,908,147,578
Total	$7,246,817,199

Class A Shares
Net Assets	$3,178,976,266
Shares Outstanding	144,662,635
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$21.98
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$23.32

Class C Shares
Net Assets	$430,435,769
Shares Outstanding	19,577,570
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$21.99

Class I Shares
Net Assets	$3,457,470,265
Shares Outstanding	156,949,107
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.03

Class R Shares
Net Assets	$179,934,899
Shares Outstanding	8,199,765
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$21.94

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends allocated from Portfolio (net of foreign taxes, $2,335,647)	$87,213,373
Interest allocated from Portfolio	81,139
Securities lending income allocated from Portfolio, net	16,852
Expenses allocated from Portfolio	(23,305,725)
Total investment income from Portfolio	$64,005,639

Expenses
Distribution and service fees
Class A	$4,158,861
Class B	256,004
Class C	2,172,083
Class R	459,418
Trustees’ fees and expenses	250
Custodian fee	19,265
Transfer and dividend disbursing agent fees	4,219,021
Legal and accounting services	36,735
Printing and postage	260,072
Registration fees	109,954
Miscellaneous	25,734
Total expenses	$11,717,397

Net investment income	$52,288,242

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$600,830,297
Foreign currency transactions	(51,301)
Net realized gain	$600,778,996
Change in unrealized appreciation (depreciation) —
Investments	$301,417,182
Foreign currency	(267,821)
Net change in unrealized appreciation (depreciation)	$301,149,361

Net realized and unrealized gain	$901,928,357

Net increase in net assets from operations	$954,216,599

6	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$52,288,242	$150,652,957
Net realized gain from investment and foreign currency transactions	600,778,996	1,957,266,571
Net change in unrealized appreciation (depreciation) from investments and foreign currency	301,149,361	(666,381,134)
Net increase in net assets from operations	$954,216,599	$1,441,538,394
Distributions to shareholders —
From net investment income
Class A	$(23,613,053)	$(67,842,152)
Class B	(218,139)	(555,456)
Class C	(1,519,061)	(4,080,619)
Class I	(30,128,971)	(72,874,970)
Class R	(1,100,140)	(3,092,564)
Total distributions to shareholders	$(56,579,364)	$(148,445,761)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$199,992,625	$580,999,540
Class B	1,537,239	1,162,086
Class C	15,276,754	26,760,734
Class I	509,504,540	1,064,148,981
Class R	15,243,896	29,340,967
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	22,275,500	64,385,979
Class B	180,629	454,876
Class C	1,121,907	2,952,504
Class I	24,714,708	55,979,281
Class R	1,038,456	2,929,812
Cost of shares redeemed
Class A	(831,657,239)	(4,490,080,157)
Class B	(10,033,059)	(15,019,991)
Class C	(58,028,312)	(168,166,095)
Class I	(673,192,992)	(3,236,758,588)
Class R	(39,992,657)	(161,215,495)
Net asset value of shares exchanged
Class A	1,811,371	6,218,669
Class B	(1,811,371)	(6,218,669)
Net asset value of shares merged*
Class A	51,385,823	—
Class B	(51,385,823)	—
Contingent deferred sales charges
Class B	320	—
Net decrease in net assets from Fund share transactions	$(822,017,685)	$(6,242,125,566)

Net increase (decrease) in net assets	$75,619,550	$(4,949,032,933)

Net Assets
At beginning of period	$7,171,197,649	$12,120,230,582
At end of period	$7,246,817,199	$7,171,197,649

Accumulated undistributed net investment income included in net assets
At end of period	$925,626	$5,216,748

*	At the close of business on June 21, 2013, Class B shares were merged into Class A shares.

7	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Financial Highlights

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$19.500		$17.130	$18.220	$16.740	$14.540	$22.520

Income (Loss) From Operations
Net investment income(1)	$0.140		$0.289	$0.259	$0.187	$0.216	$0.289
Net realized and unrealized gain (loss)	2.495		2.399	(1.076)	1.478	2.207	(7.993)

Total income (loss) from operations	$2.635		$2.688	$(0.817)	$1.665	$2.423	$(7.704)

Less Distributions
From net investment income	$(0.155)		$(0.318)	$(0.273)	$(0.185)	$(0.223)	$(0.270)
From net realized gain	—		—	—	—	—	(0.006)

Total distributions	$(0.155)		$(0.318)	$(0.273)	$(0.185)	$(0.223)	$(0.276)

Net asset value — End of period	$21.980		$19.500	$17.130	$18.220	$16.740	$14.540

Total Return(2)	13.47	%(3)	15.77%	(4.48)%	10.05%	17.01%	(34.47)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,178,976		$3,327,753	$6,521,082	$9,185,081	$9,470,973	$7,264,003
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.00	%(6)	0.99%	0.98%	0.98%	1.03%	1.00%
Net investment income	1.33	%(6)	1.56%	1.45%	1.11%	1.49%	1.53%
Portfolio Turnover of the Portfolio	28	%(3)	31%	41%	31%	56%	61%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$19.510		$17.130	$18.220	$16.740	$14.540	$22.520

Income (Loss) From Operations
Net investment income(1)	$0.062		$0.156	$0.125	$0.061	$0.111	$0.145
Net realized and unrealized gain (loss)	2.493		2.400	(1.079)	1.477	2.203	(7.994)

Total income (loss) from operations	$2.555		$2.556	$(0.954)	$1.538	$2.314	$(7.849)

Less Distributions
From net investment income	$(0.075)		$(0.176)	$(0.136)	$(0.058)	$(0.114)	$(0.128)
From net realized gain	—		—	—	—	—	(0.003)

Total distributions	$(0.075)		$(0.176)	$(0.136)	$(0.058)	$(0.114)	$(0.131)

Net asset value — End of period	$21.990		$19.510	$17.130	$18.220	$16.740	$14.540

Total Return(2)	13.10	%(3)	14.96%	(5.23)%	9.22%	16.13%	(34.94)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$430,436		$420,095	$497,372	$735,496	$749,389	$654,757
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.75	%(6)	1.74%	1.73%	1.73%	1.78%	1.75%
Net investment income	0.58	%(6)	0.83%	0.70%	0.36%	0.77%	0.76%
Portfolio Turnover of the Portfolio	28	%(3)	31%	41%	31%	56%	61%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$19.550		$17.170	$18.270	$16.780	$14.580	$22.550

Income (Loss) From Operations
Net investment income(1)	$0.169		$0.340	$0.305	$0.232	$0.251	$0.343
Net realized and unrealized gain (loss)	2.493		2.408	(1.086)	1.486	2.208	(7.989)

Total income (loss) from operations	$2.662		$2.748	$(0.781)	$1.718	$2.459	$(7.646)

Less Distributions
From net investment income	$(0.182)		$(0.368)	$(0.319)	$(0.228)	$(0.259)	$(0.317)
From net realized gain	—		—	—	—	—	(0.007)

Total distributions	$(0.182)		$(0.368)	$(0.319)	$(0.228)	$(0.259)	$(0.324)

Net asset value — End of period	$22.030		$19.550	$17.170	$18.270	$16.780	$14.580

Total Return(2)	13.63	%(3)	16.10%	(4.27)%	10.36%	17.26%	(34.22)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,457,470		$3,186,538	$4,757,063	$6,947,018	$5,482,122	$2,085,283
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.75	%(6)	0.74%	0.73%	0.73%	0.78%	0.75%
Net investment income	1.59	%(6)	1.82%	1.70%	1.37%	1.70%	1.92%
Portfolio Turnover of the Portfolio	28	%(3)	31%	41%	31%	56%	61%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$19.470		$17.100	$18.190	$16.720	$14.530	$22.490

Income (Loss) From Operations
Net investment income(1)	$0.114		$0.245	$0.216	$0.147	$0.180	$0.246
Net realized and unrealized gain (loss)	2.484		2.395	(1.078)	1.467	2.198	(7.980)

Total income (loss) from operations	$2.598		$2.640	$(0.862)	$1.614	$2.378	$(7.734)

Less Distributions
From net investment income	$(0.128)		$(0.270)	$(0.228)	$(0.144)	$(0.188)	$(0.221)
From net realized gain	—		—	—	—	—	(0.005)

Total distributions	$(0.128)		$(0.270)	$(0.228)	$(0.144)	$(0.188)	$(0.226)

Net asset value — End of period	$21.940		$19.470	$17.100	$18.190	$16.720	$14.530

Total Return(2)	13.35	%(3)	15.51%	(4.73)%	9.73%	16.67%	(34.57)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$179,935		$181,565	$278,225	$359,681	$315,491	$215,779
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.25	%(6)	1.24%	1.23%	1.23%	1.28%	1.25%
Net investment income	1.08	%(6)	1.32%	1.21%	0.87%	1.24%	1.33%
Portfolio Turnover of the Portfolio	28	%(3)	31%	41%	31%	56%	61%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. At the close of business on June 21, 2013, Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $667,682,706 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2017. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2012.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

12

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2013, EVM earned $50,940 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $39,777 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2013. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2013 amounted to $4,158,861 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) and prior to the close of business on June 21, 2013, Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund paid/pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. During portions of the six months ended June 30, 2013 and prior to the close of business on June 21, 2013, the Fund discontinued Class B distribution fees to EVD pursuant to the sales charge limitations described below. For the six months ended June 30, 2013, the Fund paid or accrued to EVD $188,628 and $1,629,062 for Class B and Class C shares, respectively, representing 0.71% and 0.75% (annualized) of the average daily net assets of Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2013, the Fund paid or accrued to EVD $229,709 for Class R shares.

Pursuant to the Class B (prior to the close of business on June 21, 2013), Class C and Class R Plans, the Fund also made/makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2013 amounted to $67,376, $543,021 and $229,709 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, were further limited to a 5% maximum sales charge as determined in accordance with such rule.

13

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and, prior to the close of business on June 21, 2013, on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2013, the Fund was informed that EVD received approximately $3,000, $31,000 (includes $320 that was paid directly to the Fund during the period when the Fund discontinued Class B distribution fees) and $7,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $141,307,065 and $1,029,844,157, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	9,441,711	31,397,422
Issued to shareholders electing to receive payments of distributions in Fund shares	1,027,105	3,444,619
Redemptions	(38,897,911)	(245,320,676)
Merger from Class B shares	2,362,729	—
Exchange from Class B shares	83,358	332,484

Net decrease	(25,983,008)	(210,146,151)

Class B	Six Months Ended June 30, 2013 (Unaudited)(1)	Year Ended December 31, 2012

Sales	74,021	62,104
Issued to shareholders electing to receive payments of distributions in Fund shares	8,295	24,194
Redemptions	(468,962)	(802,395)
Merger to Class A shares	(2,360,541)	—
Exchange to Class A shares	(83,281)	(332,314)

Net decrease	(2,830,468)	(1,048,411)

14

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	718,387	1,436,215
Issued to shareholders electing to receive payments of distributions in Fund shares	51,652	156,909
Redemptions	(2,723,069)	(9,090,058)

Net decrease	(1,953,030)	(7,496,934)

Class I	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	24,141,979	58,017,323
Issued to shareholders electing to receive payments of distributions in Fund shares	1,135,675	2,985,599
Redemptions	(31,330,621)	(175,052,175)

Net decrease	(6,052,967)	(114,049,253)

Class R	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	717,569	1,578,988
Issued to shareholders electing to receive payments of distributions in Fund shares	47,905	156,958
Redemptions	(1,889,163)	(8,681,058)

Net decrease	(1,123,689)	(6,945,112)

(1)	Offering of Class B was discontinued during the six months ended June 30, 2013 (see Note 1).

15

Large-Cap Value Portfolio

June 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value

Aerospace & Defense — 3.6%
Boeing Co. (The)(1)	935,000	$95,781,400
Honeywell International, Inc.	970,000	76,959,800
United Technologies Corp.	995,000	92,475,300

		$265,216,500

Biotechnology — 1.5%
Gilead Sciences, Inc.(1)(2)	2,115,000	$108,309,150

		$108,309,150

Capital Markets — 4.0%
Goldman Sachs Group, Inc. (The)	505,000	$76,381,250
Invesco, Ltd.	2,275,000	72,345,000
Morgan Stanley	5,800,000	141,694,000

		$290,420,250

Chemicals — 2.4%
E.I. du Pont de Nemours & Co.	1,040,000	$54,600,000
LyondellBasell Industries NV, Class A	1,800,000	119,268,000

		$173,868,000

Commercial Banks — 8.7%
KeyCorp	5,065,000	$55,917,600
PNC Financial Services Group, Inc. (The)	2,410,000	175,737,200
Regions Financial Corp.	11,375,000	108,403,750
SunTrust Banks, Inc.	2,410,000	76,083,700
Wells Fargo & Co.	5,275,000	217,699,250

		$633,841,500

Communications Equipment — 1.0%
Cisco Systems, Inc.	3,020,000	$73,416,200

		$73,416,200

Computers & Peripherals — 1.5%
EMC Corp.	4,600,000	$108,652,000

		$108,652,000

Consumer Finance — 2.9%
American Express Co.	1,455,000	$108,775,800
Discover Financial Services	2,200,000	104,808,000

		$213,583,800

Security	Shares	Value

Diversified Financial Services — 5.9%
Citigroup, Inc.	4,400,000	$211,068,000
JPMorgan Chase & Co.	4,150,000	219,078,500

		$430,146,500

Diversified Telecommunication Services — 2.6%
AT&T, Inc.(1)	2,685,000	$95,049,000
Verizon Communications, Inc.	1,900,000	95,646,000

		$190,695,000

Electric Utilities — 3.0%
American Electric Power Co., Inc.	1,985,000	$88,888,300
NextEra Energy, Inc.	1,630,000	132,812,400

		$221,700,700

Electrical Equipment — 0.7%
Eaton Corp. PLC	715,000	$47,054,150

		$47,054,150

Energy Equipment & Services — 1.8%
National Oilwell Varco, Inc.	920,000	$63,388,000
Schlumberger, Ltd.	980,000	70,226,800

		$133,614,800

Food & Staples Retailing — 1.7%
CVS Caremark Corp.	2,200,000	$125,796,000

		$125,796,000

Food Products — 2.2%
Kraft Foods Group, Inc.	790,000	$44,137,300
Mondelez International, Inc., Class A	1,675,000	47,787,750
Nestle SA	1,010,000	66,276,571

		$158,201,621

Health Care Equipment & Supplies — 1.9%
Covidien PLC	930,000	$58,441,200
Stryker Corp.	1,180,000	76,322,400

		$134,763,600

Health Care Providers & Services — 0.6%
AmerisourceBergen Corp.	840,000	$46,897,200

		$46,897,200

16	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Industrial Conglomerates — 2.4%
General Electric Co.	7,650,000	$177,403,500

		$177,403,500

Insurance — 5.5%
ACE, Ltd.	940,000	$84,111,200
Aflac, Inc.	1,705,000	99,094,600
MetLife, Inc.	1,500,000	68,640,000
Travelers Companies, Inc. (The)(1)	1,635,000	130,669,200
XL Group PLC	704,015	21,345,735

		$403,860,735

Internet Software & Services — 0.9%
Google, Inc., Class A(2)	77,500	$68,228,675

		$68,228,675

IT Services — 1.3%
International Business Machines Corp.	485,000	$92,688,350

		$92,688,350

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	925,000	$78,282,750

		$78,282,750

Machinery — 2.2%
Caterpillar, Inc.	1,330,000	$109,711,700
Deere & Co.(1)	590,000	47,937,500

		$157,649,200

Media — 3.0%
Comcast Corp., Class A	2,170,000	$90,879,600
Walt Disney Co. (The)	2,015,000	127,247,250

		$218,126,850

Multi-Utilities — 1.9%
Sempra Energy	1,680,000	$137,356,800

		$137,356,800

Multiline Retail — 1.8%
Dollar General Corp.(2)	750,000	$37,822,500
Macy’s, Inc.	1,960,000	94,080,000

		$131,902,500

Security	Shares	Value

Oil, Gas & Consumable Fuels — 13.6%
Anadarko Petroleum Corp.	980,000	$84,211,400
Chevron Corp.	1,815,000	214,787,100
ConocoPhillips	2,220,000	134,310,000
EOG Resources, Inc.	865,000	113,903,200
Marathon Oil Corp.	3,675,000	127,081,500
Occidental Petroleum Corp.	2,145,000	191,398,350
Phillips 66	2,170,000	127,834,700

		$993,526,250

Pharmaceuticals — 8.5%
Merck & Co., Inc.	3,575,000	$166,058,750
Pfizer, Inc.	6,525,000	182,765,250
Roche Holding AG PC	510,000	126,580,531
Sanofi	1,000,000	103,380,515
Shire PLC ADR	440,000	41,848,400

		$620,633,446

Real Estate Investment Trusts (REITs) — 2.9%
AvalonBay Communities, Inc.	670,000	$90,389,700
Boston Properties, Inc.	545,000	57,481,150
Public Storage, Inc.	400,000	61,332,000

		$209,202,850

Road & Rail — 2.1%
Union Pacific Corp.	995,000	$153,508,600

		$153,508,600

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	2,975,000	$72,054,500

		$72,054,500

Software — 2.7%
Microsoft Corp.	3,900,000	$134,667,000
Oracle Corp.	1,940,000	59,596,800

		$194,263,800

Specialty Retail — 0.6%
Lowe’s Companies, Inc.	975,000	$39,877,500

		$39,877,500

17	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.(1)	1,290,000	$73,646,100

		$73,646,100

Total Common Stocks (identified cost $5,265,455,518)		$7,178,389,377

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.04%(3)(4)	$7,519	$7,519,421
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	83,913	83,912,944

Total Short-Term Investments (identified cost $91,432,365)		$91,432,365

Total Investments — 99.7% (identified cost $5,356,887,883)		$7,269,821,742

Other Assets, Less Liabilities — 0.3%		$19,262,262

Net Assets — 100.0%		$7,289,084,004

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	All or a portion of this security was on loan at June 30, 2013.

(2)	Non-income producing security.

(3)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013.

18	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Unaffiliated investments, at value including $7,311,172 of securities on loan (identified cost, $5,265,455,518)	$7,178,389,377
Affiliated investments, at value (identified cost, $91,432,365)	91,432,365
Dividends receivable	12,600,866
Interest receivable from affiliated investment	5,063
Receivable for investments sold	78,911,206
Securities lending income receivable	33,639
Tax reclaims receivable	8,519,136
Total assets	$7,369,891,652

Liabilities
Collateral for securities loaned	$7,519,421
Payable for investments purchased	69,322,477
Payable to affiliates:
Investment adviser fee	3,734,408
Trustees’ fees	17,000
Accrued expenses	214,342
Total liabilities	$80,807,648
Net Assets applicable to investors’ interest in Portfolio	$7,289,084,004

Sources of Net Assets
Investors’ capital	$5,375,590,169
Net unrealized appreciation	1,913,493,835
Total	$7,289,084,004

19	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends (net of foreign taxes, $2,338,867)	$87,342,280
Securities lending income, net	16,875
Interest allocated from affiliated investment	81,268
Expenses allocated from affiliated investment	(8,128)
Total investment income	$87,432,295

Expenses
Investment adviser fee	$22,627,997
Trustees’ fees and expenses	34,000
Custodian fee	503,219
Legal and accounting services	61,916
Miscellaneous	105,781
Total expenses	$23,332,913
Deduct —
Reduction of custodian fee	$48
Total expense reductions	$48

Net expenses	$23,332,865

Net investment income	$64,099,430

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$601,688,740
Investment transactions allocated from affiliated investments	2,225
Foreign currency transactions	(51,330)
Net realized gain	$601,639,635
Change in unrealized appreciation (depreciation) —
Investments	$302,054,456
Foreign currency	(268,207)
Net change in unrealized appreciation (depreciation)	$301,786,249

Net realized and unrealized gain	$903,425,884

Net increase in net assets from operations	$967,525,314

20	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$64,099,430	$179,784,696
Net realized gain from investment and foreign currency transactions	601,639,635	1,960,526,779
Net change in unrealized appreciation (depreciation) from investments and foreign currency	301,786,249	(668,018,443)
Net increase in net assets from operations	$967,525,314	$1,472,293,032
Capital transactions —
Contributions	$142,947,371	$83,836,587
Withdrawals	(1,036,207,029)	(6,569,015,763)
Net decrease in net assets from capital transactions	$(893,259,658)	$(6,485,179,176)

Net increase (decrease) in net assets	$74,265,656	$(5,012,886,144)

Net Assets
At beginning of period	$7,214,818,348	$12,227,704,492
At end of period	$7,289,084,004	$7,214,818,348

21	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2013

Supplementary Data

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.62	%(2)	0.61%	0.60%	0.59%	0.60%	0.61%
Net investment income	1.71	%(2)	1.93%	1.84%	1.50%	1.91%	1.94%
Portfolio Turnover	28	%(3)	31%	41%	31%	56%	61%

Total Return	13.68	%(3)	16.20%	(4.11)%	10.48%	17.51%	(34.21)%

Net assets, end of period (000’s omitted)	$7,289,084		$7,214,818	$12,227,704	$17,265,277	$16,040,582	$10,397,407

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

22	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Large-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2013, Eaton Vance Large-Cap Value Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

23

Large-Cap Value Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $2 billion, 0.60% on net assets of $2 billion but less than $5 billion, 0.575% on net assets of $5 billion but less than $10 billion, 0.555% on net assets of $10 billion but less than $15 billion, 0.54% on net assets of $15 billion but less than $20 billion and at reduced rates on daily net assets of $20 billion and over, and is payable monthly. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of interest holders of the Portfolio. For the six months ended June 30, 2013, the Portfolio’s investment adviser fee amounted to $22,627,997 or 0.60% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,049,387,799 and $2,811,509,793, respectively, for the six months ended June 30, 2013.

24

Large-Cap Value Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,401,632,009

Gross unrealized appreciation	$1,895,668,419
Gross unrealized depreciation	(27,478,686)

Net unrealized appreciation	$1,868,189,733

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2013 amounted to $6,186.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At June 30, 2013, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $7,311,172 and $7,519,421, respectively. The carrying amount of the liability for collateral for securities loaned at June 30, 2013 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 7) at June 30, 2013.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Large-Cap Value Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

At June 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$463,552,950	$—		$—	$463,552,950
Consumer Staples	217,721,050	66,276,571		—	283,997,621
Energy	1,127,141,050	—		—	1,127,141,050
Financials	2,181,055,635	—		—	2,181,055,635
Health Care	758,925,100	229,961,046		—	988,886,146
Industrials	800,831,950	—		—	800,831,950
Information Technology	609,303,525	—		—	609,303,525
Materials	173,868,000	—		—	173,868,000
Telecommunication Services	190,695,000	—		—	190,695,000
Utilities	359,057,500	—		—	359,057,500

Total Common Stocks	$6,882,151,760	$296,237,617	*	$—	$7,178,389,377

Short-Term Investments	$—	$91,432,365		$—	$91,432,365

Total Investments	$6,882,151,760	$387,669,982		$—	$7,269,821,742

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Large-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

28

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a custom peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board considered various factors that contributed to the Fund’s underperformance during the three-year period, including stock selection. The Board also considered that the Adviser had taken steps to improve performance, including changes in the equity group’s staffing and methodology for determining analyst compensation, as well as enhancements to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

29

Eaton Vance

Large-Cap Value Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Large-Cap Value Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Large-Cap Value Portfolio

Michael R. Mach

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Value Fund and Large-Cap Value Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Large-Cap Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Large-Cap Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

173-8/13	GNCSRC

Eaton Vance

Real Estate Fund

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Eaton Vance

Real Estate Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	16

Officers and Trustees	19

Important Notices	20

Eaton Vance

Real Estate Fund

June 30, 2013

Performance1,2

Portfolio Manager J. Scott Craig

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/09/2010	04/28/2006	4.22%	5.77%	7.92%	5.42%
Class A with 5.75% Maximum Sales Charge	—	—	–1.78	–0.34	6.64	4.56
Class I at NAV	04/28/2006	04/28/2006	4.44	6.12	8.08	5.53
Dow Jones U.S. Select Real Estate Securities Index	—	04/28/2006	5.68%	7.67%	6.82%	4.28%
S&P 500 Index	—	04/28/2006	13.82	20.60	7.01	5.11

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.53%	1.28%
Net					1.25	1.00

Fund Profile

Sector Allocation (% of net assets)[4]

Top 10 Holdings (% of net assets)[4]

Simon Property Group, Inc.	11.5%
Public Storage, Inc.	6.2
Equity Residential	6.2
AvalonBay Communities, Inc.	6.1
Boston Properties, Inc.	5.3
Ventas, Inc.	4.1
ProLogis, Inc.	3.4
Health Care REIT, Inc.	3.4
Federal Realty Investment Trust	3.1
Vornado Realty Trust	3.0

Total	52.3%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Real Estate Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

Dow Jones U.S. Select Real Estate Securities Index is an unmanaged index of publicly traded real estate securities. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table, the performance of Class A is linked to Class I.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/14. Without the reimbursement, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Real Estate Fund

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,042.20	$6.33	**	1.25%
Class I	$1,000.00	$1,044.40	$5.07	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class I	$1,000.00	$1,019.80	$5.01	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012.

**	Absent an allocation of certain expenses to the administrator, expenses would be higher.

4

Eaton Vance

Real Estate Fund

June 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.6%
Marriott International, Inc., Class A	12,700	$512,699
McDonald’s Corp.	3,000	297,000
Starwood Hotels & Resorts Worldwide, Inc.	6,900	436,011

		$1,245,710

Other — 0.8%
CB Richard Ellis Group, Inc., Class A(1)	5,900	$137,824
Jones Lang LaSalle, Inc.	1,400	127,596

		$265,420

Real Estate Investment Trusts — 94.0%

Diversified, Specialty & Other — 9.3%
American Tower Corp.	5,400	$395,118
Coresite Realty Corp.	4,000	127,240
Digital Realty Trust, Inc.	5,900	359,900
Liberty Property Trust, Inc.	8,800	325,248
Plum Creek Timber Co., Inc.	7,800	364,026
PS Business Parks, Inc.	7,800	562,926
Vornado Realty Trust	12,300	1,019,055

		$3,153,513

Health Care — 10.1%
HCP, Inc.	19,600	$890,624
Health Care REIT, Inc.	17,200	1,152,916
Ventas, Inc.	19,900	1,382,254

		$3,425,794

Hotels & Resorts — 2.9%
Host Hotels & Resorts, Inc.	33,300	$561,771
LaSalle Hotel Properties	8,700	214,890
Sunstone Hotel Investors, Inc.(1)	18,600	224,688

		$1,001,349

Industrial — 5.6%
DCT Industrial Trust, Inc.	41,000	$293,150
EastGroup Properties, Inc.	8,300	467,041
ProLogis, Inc.	30,800	1,161,776

		$1,921,967

Malls and Factory Outlets — 17.2%
General Growth Properties, Inc.	23,000	$457,010

Security	Shares	Value

Malls and Factory Outlets (continued)
Macerich Co. (The)	3,600	$219,492
Simon Property Group, Inc.	24,700	3,900,624
Tanger Factory Outlet Centers	13,200	441,672
Taubman Centers, Inc.	11,100	834,165

		$5,852,963

Multifamily — 21.5%
American Campus Communities, Inc.	21,500	$874,190
AvalonBay Communities, Inc.	15,400	2,077,614
Camden Property Trust	4,000	276,560
Equity Residential	36,400	2,113,384
Essex Property Trust, Inc.	3,100	492,652
Mid-America Apartment Communities, Inc.	8,300	562,491
Post Properties, Inc.	5,300	262,297
UDR, Inc.	25,300	644,897

		$7,304,085

Office — 11.7%
Alexandria Real Estate Equities, Inc.	5,200	$341,744
Boston Properties, Inc.	17,100	1,803,537
Brandywine Realty Trust	11,000	148,720
Corporate Office Properties Trust	6,600	168,300
Douglas Emmett, Inc.	22,300	556,385
Highwoods Properties, Inc.	15,100	537,711
Kilroy Realty Corp.	7,700	408,177

		$3,964,574

Self Storage — 7.5%
Extra Space Storage, Inc.	10,200	$427,686
Public Storage, Inc.	13,800	2,115,954

		$2,543,640

Strip Centers — 8.2%
Acadia Realty Trust	9,400	$232,086
DDR Corp.	35,600	592,740
Federal Realty Investment Trust	10,000	1,036,800
Regency Centers Corp.	10,200	518,262
Retail Opportunity Investments Corp.	12,700	176,530
Urstadt Biddle Properties, Inc.	11,100	223,887

		$2,780,305

Total Real Estate Investment Trusts		$31,948,190

Total Common Stocks (identified cost $29,295,076)		$33,459,320

5	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.4%
Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$469	$468,546

Total Short-Term Investments (identified cost $468,546)		$468,546

Total Investments — 99.8% (identified cost $29,763,622)		$33,927,866

Other Assets, Less Liabilities — 0.2%		$55,512

Net Assets — 100.0%		$33,983,378

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013.

6	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Unaffiliated investments, at value (identified cost, $29,295,076)	$33,459,320
Affiliated investment, at value (identified cost, $468,546)	468,546
Dividends receivable	88,718
Interest receivable from affiliated investment	76
Receivable for Fund shares sold	21,447
Receivable from affiliate	6,272
Total assets	$34,044,379

Liabilities
Payable for Fund shares redeemed	$13,468
Payable to affiliates:
Investment adviser fee	18,458
Administration fee	4,260
Distribution and service fees	1,919
Trustees’ fees	433
Accrued expenses	22,463
Total liabilities	$61,001
Net Assets	$33,983,378

Sources of Net Assets
Paid-in capital	$29,789,825
Accumulated net realized gain	30,032
Accumulated distributions in excess of net investment income	(723)
Net unrealized appreciation	4,164,244
Total	$33,983,378

Class A Shares
Net Assets	$8,802,533
Shares Outstanding	754,003
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.67
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.38

Class I Shares
Net Assets	$25,180,845
Shares Outstanding	2,156,188
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.68

On sales of $50,000 or more, the offering price of Class A shares is reduced.

7	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends	$523,887
Interest allocated from affiliated investment	429
Expenses allocated from affiliated investment	(48)
Total investment income	$524,268

Expenses
Investment adviser fee	$112,560
Administration fee	25,975
Distribution and service fees
Class A	11,694
Trustees’ fees and expenses	866
Custodian fee	21,538
Transfer and dividend disbursing agent fees	11,178
Legal and accounting services	13,598
Printing and postage	7,460
Registration fees	15,810
Miscellaneous	5,894
Total expenses	$226,573
Deduct —
Allocation of expenses to affiliate	$41,706
Total expense reductions	$41,706

Net expenses	$184,867

Net investment income	$339,401

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$268,742
Investment transactions allocated from affiliated investment	16
Net realized gain	$268,758
Change in unrealized appreciation (depreciation) —
Investments	$699,828
Net change in unrealized appreciation (depreciation)	$699,828

Net realized and unrealized gain	$968,586

Net increase in net assets from operations	$1,307,987

8	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$339,401	$378,045
Net realized gain from investment transactions and capital gain distributions received	268,758	159,666
Net change in unrealized appreciation (depreciation) from investments	699,828	2,437,622
Net increase in net assets from operations	$1,307,987	$2,975,333
Distributions to shareholders —
From net investment income
Class A	$(84,373)	$(77,313)
Class I	(255,751)	(338,126)
From net realized gain
Class A	—	(57,721)
Class I	—	(146,574)
Total distributions to shareholders	$(340,124)	$(619,734)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,389,115	$4,947,335
Class I	4,634,576	20,859,289
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	84,289	133,880
Class I	238,116	450,475
Cost of shares redeemed
Class A	(2,608,323)	(1,619,511)
Class I	(3,141,653)	(5,755,836)
Net increase in net assets from Fund share transactions	$1,596,120	$19,015,632

Net increase in net assets	$2,563,983	$21,371,231

Net Assets
At beginning of period	$31,419,395	$10,048,164
At end of period	$33,983,378	$31,419,395

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(723)	$—

9	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2013

Financial Highlights

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,		Period Ended December 31, 2010(1)
			2012	2011
Net asset value — Beginning of period	$11.300		$9.960	$9.280	$7.860

Income (Loss) From Operations
Net investment income(2)	$0.105		$0.121	$0.095	$0.069
Net realized and unrealized gain	0.370		1.423	0.750	1.494

Total income from operations	$0.475		$1.544	$0.845	$1.563

Less Distributions
From net investment income	$(0.105)		$(0.131)	$(0.091)	$(0.073)
From net realized gain	—		(0.073)	—	—
Tax return of capital	—		—	(0.074)	(0.070)

Total distributions	$(0.105)		$(0.204)	$(0.165)	$(0.143)

Net asset value — End of period	$11.670		$11.300	$9.960	$9.280

Total Return(3)	4.22	%(4)	15.54%	9.15%	20.00	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,803		$8,692	$4,550	$608
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.25	%(6)	1.29%	1.40%	1.40	%(6)
Net investment income	1.77	%(6)	1.10%	0.98%	1.36	%(6)
Portfolio Turnover	10	%(4)	33%	22%	34	%(7)

(1)	For the period from the commencement of operations, June 9, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The administrator subsidized certain operating expenses (equal to 0.24%, 0.24%, 1.28% and 4.54% of average daily net assets for the six months ended June 30, 2013, the years ended December 31, 2012 and 2011, and the period ended December 31, 2010, respectively). Absent this subsidy, total return would be lower.

(6)	Annualized.

(7)	For the year ended December 31, 2010.

10	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$11.300		$9.960	$9.270	$7.360	$5.890	$9.180

Income (Loss) From Operations
Net investment income(1)	$0.120		$0.149	$0.102	$0.094	$0.147	$0.153
Net realized and unrealized gain (loss)	0.380		1.421	0.774	1.967	1.516	(3.271)

Total income (loss) from operations	$0.500		$1.570	$0.876	$2.061	$1.663	$(3.118)

Less Distributions
From net investment income	$(0.120)		$(0.157)	$(0.102)	$(0.077)	$(0.131)	$(0.153)
From net realized gain	—		(0.073)	—	—	—	—
Tax return of capital	—		—	(0.084)	(0.074)	(0.062)	(0.019)

Total distributions	$(0.120)		$(0.230)	$(0.186)	$(0.151)	$(0.193)	$(0.172)

Net asset value — End of period	$11.680		$11.300	$9.960	$9.270	$7.360	$5.890

Total Return(2)	4.44	%(3)	15.81%	9.50%	28.13%	28.17%	(33.88)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,181		$22,728	$5,498	$3,604	$587	$370
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.00	%(5)	1.04%	1.15%	1.15%	1.15%	1.15%
Net investment income	2.03	%(5)	1.35%	1.05%	1.10%	2.54%	1.78%
Portfolio Turnover	10	%(3)	33%	22%	34%	24%	37%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The administrator subsidized certain operating expenses (equal to 0.24%, 0.24%, 1.28%, 4.54%, 19.96% and 6.82% of average daily net assets for the six months ended June 30, 2013, and the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively). Absent this subsidy, total return would be lower.

(5)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Real Estate Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2012, the Fund had a net capital loss of $79,257 attributable to security transactions incurred after October 31, 2012 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2013.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

12

Eaton Vance

Real Estate Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least quarterly distributions of substantially all of the distributions it receives from its REIT investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Fund may also realize capital gains on the sale of its REIT shares and other investments. Distributions of these gains, if any, will be made at least annually. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains and current year earnings and profits attributable to realized gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2013, the Fund’s investment adviser fee amounted to $112,560. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2013, the administration fee amounted to $25,975. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2014. Pursuant to this agreement, EVM was allocated $41,706 of the Fund’s operating expenses for the six months ended June 30, 2013. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2013, EVM earned $583 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,611 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2013. EVD also received distribution and service fees from Class A (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and

13

Eaton Vance

Real Estate Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2013 amounted to $11,694 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2013, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,957,883 and $3,349,383, respectively, for the six months ended June 30, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	199,601	446,301
Issued to shareholders electing to receive payments of distributions in Fund shares	7,288	11,987
Redemptions	(222,102)	(145,980)

Net increase (decrease)	(15,213)	312,308

Class I	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	391,549	1,935,041
Issued to shareholders electing to receive payments of distributions in Fund shares	20,574	40,369
Redemptions	(266,642)	(516,774)

Net increase	145,481	1,458,636

At June 30, 2013, EVM owned 39% of the value of the outstanding shares of the Fund.

14

Eaton Vance

Real Estate Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$29,923,091

Gross unrealized appreciation	$4,064,755
Gross unrealized depreciation	(59,980)

Net unrealized appreciation	$4,004,775

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

10  Concentration of Risk

In accordance with the Fund’s strategy, under normal market conditions, the Fund’s investments are concentrated in equity securities issued by real estate companies such as REITs and other real estate related investment instruments. There are certain additional risks involved in investing in real estate related investments. The value of the Fund’s shares may fluctuate more than the shares of a fund not concentrated in real estate industries due to, but not limited to, real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$33,459,320	*	$—	$—	$33,459,320
Short-Term Investments	—		468,546	—	468,546

Total Investments	$33,459,320		$468,546	$—	$33,927,866

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

15

Eaton Vance

Real Estate Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

16

Eaton Vance

Real Estate Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Real Estate Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

17

Eaton Vance

Real Estate Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

18

Eaton Vance

Real Estate Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Real Estate Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Real Estate Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2685-8/13	REFSRC

Eaton Vance

Small-Cap Fund

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Eaton Vance

Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

Small-Cap Fund

June 30, 2013

Performance1,2

Portfolio Manager Nancy B. Tooke, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/02/1997	01/02/1997	10.30%	19.55%	2.79%	8.26%
Class A with 5.75% Maximum Sales Charge	—	—	3.99	12.66	1.57	7.62
Class B at NAV	05/07/2002	01/02/1997	9.93	18.61	2.04	7.46
Class B with 5% Maximum Sales Charge	—	—	4.93	13.61	1.67	7.46
Class C at NAV	05/03/2002	01/02/1997	9.96	18.67	2.04	7.46
Class C with 1% Maximum Sales Charge	—	—	8.96	17.67	2.04	7.46
Class I at NAV	09/02/2008	01/02/1997	10.53	19.84	3.62	8.70
Class R at NAV	08/03/2009	01/02/1997	10.26	19.27	2.59	8.16
Russell 2000 Index	—	—	15.86%	24.21%	8.77%	9.52%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.40%	2.16%	2.16%	1.15%	1.65%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

GNC Holdings, Inc., Class A	3.0%
Euronet Worldwide, Inc.	2.7
Church & Dwight Co., Inc.	2.6
Balchem Corp.	2.5
Valmont Industries, Inc.	2.4
Allied World Assurance Co. Holdings, Ltd.	2.4
Mentor Graphics Corp.	2.3
Flowers Foods, Inc.	2.3
PDC Energy, Inc.	2.3
FEI Co.	2.3
Total	24.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Small-Cap Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table, the performance of Class I and Class R is linked to Class A.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Small-Cap Fund

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,103.00	$7.20	1.38%
Class B	$1,000.00	$1,099.30	$11.09	2.13%
Class C	$1,000.00	$1,099.60	$11.09	2.13%
Class I	$1,000.00	$1,105.30	$5.90	1.13%
Class R	$1,000.00	$1,102.60	$8.50	1.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$6.90	1.38%
Class B	$1,000.00	$1,014.20	$10.64	2.13%
Class C	$1,000.00	$1,014.20	$10.64	2.13%
Class I	$1,000.00	$1,019.20	$5.66	1.13%
Class R	$1,000.00	$1,016.70	$8.15	1.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012.

4

Eaton Vance

Small-Cap Fund

June 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value

Auto Components — 2.1%
Dana Holding Corp.	206,350	$3,974,301

		$3,974,301

Building Products — 1.7%
Armstrong World Industries, Inc.(1)	66,660	$3,185,681

		$3,185,681

Capital Markets — 4.1%
Cohen & Steers, Inc.	28,610	$972,168
HFF, Inc., Class A	109,090	1,938,529
Lazard, Ltd., Class A	105,090	3,378,644
Walter Investment Management Corp.(1)	42,105	1,423,570

		$7,712,911

Chemicals — 4.5%
Balchem Corp.	105,490	$4,720,677
Cytec Industries, Inc.	52,440	3,841,230

		$8,561,907

Commercial Banks — 3.4%
Signature Bank(1)	44,840	$3,722,617
Texas Capital Bancshares, Inc.(1)	60,742	2,694,515

		$6,417,132

Commercial Services & Supplies — 3.5%
Clean Harbors, Inc.(1)	59,530	$3,008,051
Team, Inc.(1)	94,901	3,592,003

		$6,600,054

Communications Equipment — 0.7%
Riverbed Technology, Inc.(1)	91,520	$1,424,051

		$1,424,051

Construction & Engineering — 3.3%
Foster Wheeler AG(1)	128,270	$2,784,742
MYR Group, Inc.(1)	175,050	3,404,722

		$6,189,464

Electrical Equipment — 1.6%
Generac Holdings, Inc.	83,560	$3,092,556

		$3,092,556

Security	Shares	Value

Electronic Equipment, Instruments & Components — 8.0%
FEI Co.	59,540	$4,345,825
FLIR Systems, Inc.	141,800	3,824,346
InvenSense, Inc.(1)	254,880	3,920,054
National Instruments Corp.	113,205	3,162,948

		$15,253,173

Energy Equipment & Services — 1.1%
Hornbeck Offshore Services, Inc.(1)	26,050	$1,393,675
Superior Energy Services, Inc.(1)	29,340	761,080

		$2,154,755

Food & Staples Retailing — 1.0%
United Natural Foods, Inc.(1)	34,760	$1,876,692

		$1,876,692

Food Products — 5.6%
Flowers Foods, Inc.	198,045	$4,366,892
Hain Celestial Group, Inc. (The)(1)	51,270	3,331,012
Pinnacle Foods, Inc.	121,490	2,933,984

		$10,631,888

Health Care Equipment & Supplies — 3.5%
Analogic Corp.	56,340	$4,103,242
Globus Medical, Inc., Class A(1)	61,400	1,035,204
Integra LifeSciences Holdings Corp.(1)	41,680	1,526,739

		$6,665,185

Health Care Providers & Services — 2.3%
MEDNAX, Inc.(1)	22,020	$2,016,592
Team Health Holdings, Inc.(1)	59,220	2,432,165

		$4,448,757

Hotels, Restaurants & Leisure — 2.2%
Krispy Kreme Doughnuts, Inc.(1)	240,950	$4,204,578

		$4,204,578

Household Durables — 1.6%
Ryland Group, Inc. (The)	74,250	$2,977,425

		$2,977,425

Household Products — 2.6%
Church & Dwight Co., Inc.	81,390	$5,022,577

		$5,022,577

5	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 5.5%
Allied World Assurance Co. Holdings, Ltd.	49,150	$4,497,716
HCC Insurance Holdings, Inc.	86,060	3,710,047
Stewart Information Services Corp.	87,870	2,301,315

		$10,509,078

IT Services — 4.7%
Euronet Worldwide, Inc.(1)	161,080	$5,132,009
Global Cash Access Holdings, Inc.(1)	385,030	2,410,288
WEX, Inc.(1)	19,530	1,497,951

		$9,040,248

Life Sciences Tools & Services — 1.4%
Bruker Corp.(1)	159,660	$2,578,509

		$2,578,509

Machinery — 6.8%
Colfax Corp.(1)	83,330	$4,342,326
RBC Bearings, Inc.(1)	78,990	4,103,531
Valmont Industries, Inc.	31,680	4,533,091

		$12,978,948

Marine — 2.1%
Kirby Corp.(1)	50,080	$3,983,363

		$3,983,363

Media — 0.5%
ReachLocal, Inc.(1)	70,590	$865,433

		$865,433

Oil, Gas & Consumable Fuels — 6.8%
Goodrich Petroleum Corp.(1)	194,360	$2,487,808
Kodiak Oil & Gas Corp.(1)	382,310	3,398,736
PDC Energy, Inc.(1)	84,460	4,348,001
Western Refining, Inc.	93,020	2,611,071

		$12,845,616

Paper & Forest Products — 0.8%
Boise Cascade Co.(1)	60,539	$1,538,296

		$1,538,296

Real Estate Investment Trusts (REITs) — 4.4%
Mid-America Apartment Communities, Inc.	43,240	$2,930,375
PS Business Parks, Inc.	55,199	3,983,712

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Sovran Self Storage, Inc.	22,160	$1,435,746

		$8,349,833

Semiconductors & Semiconductor Equipment — 2.4%
Cypress Semiconductor Corp.(1)	280,830	$3,013,306
Monolithic Power Systems, Inc.	62,260	1,501,088

		$4,514,394

Software — 2.3%
Mentor Graphics Corp.	224,510	$4,389,170

		$4,389,170

Specialty Retail — 5.5%
DSW, Inc., Class A	21,460	$1,576,666
GNC Holdings, Inc., Class A	127,900	5,654,459
Group 1 Automotive, Inc.	50,450	3,245,449

		$10,476,574

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	39,180	$965,787

		$965,787

Total Common Stocks (identified cost $141,800,862)		$183,428,336

Short-Term Investments — 3.0%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$5,804	$5,803,649

Total Short-Term Investments (identified cost $5,803,649)		$5,803,649

Total Investments — 99.5% (identified cost $147,604,511)		$189,231,985

Other Assets, Less Liabilities — 0.5%		$925,691

Net Assets — 100.0%		$190,157,676

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013.

6	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Unaffiliated investments, at value (identified cost, $141,800,862)	$183,428,336
Affiliated investment, at value (identified cost, $5,803,649)	5,803,649
Dividends receivable	70,065
Interest receivable from affiliated investment	480
Receivable for investments sold	1,169,737
Receivable for Fund shares sold	147,823
Tax reclaims receivable	4,915
Total assets	$190,625,005
Liabilities
Payable for investments purchased	$137,610
Payable for Fund shares redeemed	119,359
Payable to affiliates:
Investment adviser fee	116,962
Administration fee	23,392
Distribution and service fees	19,027
Trustees’ fees	1,863
Accrued expenses	49,116
Total liabilities	$467,329
Net Assets	$190,157,676
Sources of Net Assets
Paid-in capital	$142,868,430
Accumulated net realized gain	7,428,369
Accumulated distributions in excess of net investment income	(1,766,597)
Net unrealized appreciation	41,627,474
Net Assets	$190,157,676
Class A Shares
Net Assets	$32,541,278
Shares Outstanding	2,081,425
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.63
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.58
Class B Shares
Net Assets	$3,412,380
Shares Outstanding	223,335
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.28
Class C Shares
Net Assets	$11,538,417
Shares Outstanding	780,391
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.79
Class I Shares
Net Assets	$142,589,661
Shares Outstanding	8,765,540
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.27
Class R Shares
Net Assets	$75,940
Shares Outstanding	4,907
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.48

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends (net of foreign taxes, $3,686)	$943,555
Interest allocated from affiliated investment	3,577
Expenses allocated from affiliated investment	(407)
Total investment income	$946,725

Expenses
Investment adviser fee	$700,354
Administration fee	140,071
Distribution and service fees
Class A	41,300
Class B	17,352
Class C	57,653
Class R	178
Trustees’ fees and expenses	3,537
Custodian fee	49,722
Transfer and dividend disbursing agent fees	86,095
Legal and accounting services	21,875
Printing and postage	16,925
Registration fees	28,989
Miscellaneous	10,136
Total expenses	$1,174,187

Net investment loss	$(227,462)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$7,509,823
Investment transactions allocated from affiliated investment	113
Net realized gain	$7,509,936
Change in unrealized appreciation (depreciation) —
Investments	$11,046,426
Net change in unrealized appreciation (depreciation)	$11,046,426

Net realized and unrealized gain	$18,556,362

Net increase in net assets from operations	$18,328,900

8	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income (loss)	$(227,462)	$134,099
Net realized gain from investment transactions, capital gain distributions received and foreign currency transactions	7,509,936	5,929,907
Net change in unrealized appreciation (depreciation) from investments	11,046,426	15,416,135
Net increase in net assets from operations	$18,328,900	$21,480,141
Distributions to shareholders —
From net investment income
Class A	$—	$(273,951)
Class B	—	(1,028)
Class C	—	(11,512)
Class I	—	(1,430,352)
Class R	—	(525)
From net realized gain
Class A	—	(2,253,359)
Class B	—	(247,284)
Class C	—	(786,657)
Class I	—	(7,873,740)
Class R	—	(3,152)
Total distributions to shareholders	$—	$(12,881,560)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,680,614	$5,359,652
Class B	82,113	284,706
Class C	1,314,594	1,598,763
Class I	11,098,211	66,598,625
Class R	4,704	66,822
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	2,315,104
Class B	—	197,505
Class C	—	570,653
Class I	—	7,867,758
Class R	—	3,577
Cost of shares redeemed
Class A	(5,528,111)	(22,191,391)
Class B	(399,731)	(1,628,121)
Class C	(1,967,013)	(5,247,151)
Class I	(13,624,410)	(49,679,189)
Class R	—	(45,342)
Net asset value of shares exchanged
Class A	21,127	340,738
Class B	(21,127)	(340,738)
Net increase (decrease) in net assets from Fund share transactions	$(6,339,029)	$6,071,971

Net increase in net assets	$11,989,871	$14,670,552

Net Assets
At beginning of period	$178,167,805	$163,497,253
At end of period	$190,157,676	$178,167,805

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,766,597)	$(1,539,135)

9	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2013

Financial Highlights

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011	2010		2009		2008
Net asset value — Beginning of period	$14.170		$13.550		$14.390	$11.520		$8.260		$14.230

Income (Loss) From Operations
Net investment loss(1)	$(0.034)		$(0.008)		$(0.124)	$(0.130)		$(0.085)		$(0.100)
Net realized and unrealized gain (loss)	1.494		1.611		(0.716)	3.000		3.345		(5.114)

Total income (loss) from operations	$1.460		$1.603		$(0.840)	$2.870		$3.260		$(5.214)

Less Distributions
From net investment income	$—		$(0.124)		$—	$—		$—		$—
From net realized gain	—		(0.859)		—	—		—		(0.756)

Total distributions	$—		$(0.983)		$—	$—		$—		$(0.756)

Net asset value — End of period	$15.630		$14.170		$13.550	$14.390		$11.520		$8.260

Total Return(2)	10.30	%(3)	11.85%		(5.84)%	24.91%		39.47%		(38.36)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,541		$32,126		$44,565	$64,271		$54,950		$38,811
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.38	%(6)	1.40%		1.48%	1.50	%(7)	1.50	%(7)	1.70	%(7)
Net investment loss	(0.45	)%(6)	(0.06)%		(0.87)%	(1.07)%		(0.91)%		(0.89)%
Portfolio Turnover of the Portfolio(8)	—		31	%(3)	85%	96%		91%		94%
Portfolio Turnover of the Fund	21	%(3)	31	%(3)(9)	—	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.05%, 0.30% and 0.30% of average daily net assets for the years ended December 31, 2010, 2009 and 2008, respectively). Absent this waiver and/or subsidy, total return would be lower.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

10	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011	2010		2009		2008
Net asset value — Beginning of period	$13.900		$13.300		$14.230	$11.480		$8.290		$14.380

Income (Loss) From Operations
Net investment loss(1)	$(0.088)		$(0.111)		$(0.226)	$(0.221)		$(0.156)		$(0.209)
Net realized and unrealized gain (loss)	1.468		1.574		(0.704)	2.971		3.346		(5.125)

Total income (loss) from operations	$1.380		$1.463		$(0.930)	$2.750		$3.190		$(5.334)

Less Distributions
From net investment income	$—		$(0.004)		$—	$—		$—		$—
From net realized gain	—		(0.859)		—	—		—		(0.756)

Total distributions	$—		$(0.863)		$—	$—		$—		$(0.756)

Net asset value — End of period	$15.280		$13.900		$13.300	$14.230		$11.480		$8.290

Total Return(2)	9.93	%(3)	11.00%		(6.54)%	23.95%		38.48%		(38.81)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,412		$3,421		$4,724	$5,104		$3,674		$2,624
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.13	%(6)	2.16%		2.23%	2.25	%(7)	2.25	%(7)	2.45	%(7)
Net investment loss	(1.18	)%(6)	(0.81)%		(1.61)%	(1.82)%		(1.66)%		(1.75)%
Portfolio Turnover of the Portfolio(8)	—		31	%(3)	85%	96%		91%		94%
Portfolio Turnover of the Fund	21	%(3)	31	%(3)(9)	—	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.05%, 0.30% and 0.30% of average daily net assets for the years ended December 31, 2010, 2009 and 2008, respectively). Absent this waiver and/or subsidy, total return would be lower.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011	2010		2009		2008
Net asset value — Beginning of period	$13.450		$12.900		$13.800	$11.140		$8.040		$13.980

Income (Loss) From Operations
Net investment loss(1)	$(0.086)		$(0.107)		$(0.221)	$(0.213)		$(0.153)		$(0.180)
Net realized and unrealized gain (loss)	1.426		1.530		(0.679)	2.873		3.253		(5.004)

Total income (loss) from operations	$1.340		$1.423		$(0.900)	$2.660		$3.100		$(5.184)

Less Distributions
From net investment income	$—		$(0.014)		$—	$—		$—		$—
From net realized gain	—		(0.859)		—	—		—		(0.756)

Total distributions	$—		$(0.873)		$—	$—		$—		$(0.756)

Net asset value — End of period	$14.790		$13.450		$12.900	$13.800		$11.140		$8.040

Total Return(2)	9.96	%(3)	11.03%		(6.52)%	23.88%		38.39%		(38.78)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,538		$11,099		$13,663	$17,986		$15,030		$7,790
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.13	%(6)	2.16%		2.23%	2.25	%(7)	2.25	%(7)	2.45	%(7)
Net investment loss	(1.19	)%(6)	(0.80)%		(1.62)%	(1.81)%		(1.67)%		(1.66)%
Portfolio Turnover of the Portfolio(8)	—		31	%(3)	85%	96%		91%		94%
Portfolio Turnover of the Fund	21	%(3)	31	%(3)(9)	—	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.05%, 0.30% and 0.30% of average daily net assets for the years ended December 31, 2010, 2009 and 2008, respectively). Absent this waiver and/or subsidy, total return would be lower.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,							Period Ended December 31, 2008(1)
			2012		2011	2010		2009
Net asset value — Beginning of period	$14.720		$14.050		$14.880	$11.890		$8.500		$14.120

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.007)		$0.030		$(0.088)	$(0.101)		$(0.077)		$0.010
Net realized and unrealized gain (loss)	1.557		1.665		(0.742)	3.091		3.467		(5.630)

Total income (loss) from operations	$1.550		$1.695		$(0.830)	$2.990		$3.390		$(5.620)

Less Distributions
From net investment income	$—		$(0.166)		$—	$—		$—		$—
From net realized gain	—		(0.859)		—	—		—		—

Total distributions	$—		$(1.025)		$—	$—		$—		$—

Net asset value — End of period	$16.270		$14.720		$14.050	$14.880		$11.890		$8.500

Total Return(3)	10.53	%(4)	12.08%		(5.58)%	25.15%		39.88%		(39.80	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$142,590		$131,456		$100,509	$94,817		$39,921		$2,051
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.13	%(7)	1.15%		1.23%	1.25	%(8)	1.25	%(8)	1.25	%(7)(8)
Net investment income (loss)	(0.09	)%(7)	0.21%		(0.60)%	(0.80)%		(0.73)%		0.34	%(7)
Portfolio Turnover of the Portfolio(9)	—		31	%(4)	85%	96%		91%		94	%(10)
Portfolio Turnover of the Fund	21	%(4)	31	%(4)(11)	—	—		—		—

(1)	For the period from commencement of operations on September 2, 2008 to December 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The administrator of the Fund subsidized certain operating expenses (equal to 0.05%, 0.30% and 0.50% of average daily net assets for the years ended December 31, 2010 and 2009 and the period ended December 31, 2008, respectively). Absent this subsidy, total return would be lower.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the Portfolio’s year ended December 31, 2008.

(11)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2013

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,					Period Ended December 31, 2009(1)
			2012		2011	2010
Net asset value — Beginning of period	$14.040		$13.460		$14.330	$11.510		$9.820

Income (Loss) From Operations
Net investment loss(2)	$(0.042)		$(0.027)		$(0.159)	$(0.157)		$(0.061)
Net realized and unrealized gain (loss)	1.482		1.584		(0.711)	2.977		1.751

Total income (loss) from operations	$1.440		$1.557		$(0.870)	$2.820		$1.690

Less Distributions
From net investment income	$—		$(0.118)		$—	$—		$—
From net realized gain	—		(0.859)		—	—		—

Total distributions	$—		$(0.977)		$—	$—		$—

Net asset value — End of period	$15.480		$14.040		$13.460	$14.330		$11.510

Total Return(3)	10.26	%(4)	11.58%		(6.07)%	24.50%		17.21	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76		$65		$37	$50		$28
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.63	%(7)	1.65%		1.73%	1.75	%(8)	1.75	%(7)(8)
Net investment loss	(0.56	)%(7)	(0.19)%		(1.12)%	(1.28)%		(1.36	)%(7)
Portfolio Turnover of the Portfolio(9)	—		31	%(4)	85%	96%		91	%(10)
Portfolio Turnover of the Fund	21	%(4)	31	%(4)(11)	—	—		—

(1)	For the period from commencement of operations on August 3, 2009 to December 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The administrator of the Fund subsidized certain operating expenses (equal to 0.05% and 0.30% of average daily net assets for the year ended December 31, 2010 and the period ended December 31, 2009, respectively). Absent this subsidy, total return would be lower.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the Portfolio’s year ended December 31, 2009.

(11)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

14	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

15

Eaton Vance

Small-Cap Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

At December 31, 2012, the Fund had a net capital loss of $1,157,650 attributable to security transactions incurred after October 31, 20l2 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2013.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2013, the Fund’s investment adviser fee amounted to $700,354 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2013, the administration fee amounted to $140,071.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2013, EVM earned $3,849 in sub-transfer agent fees. The Fund was informed

16

Eaton Vance

Small-Cap Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,555 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2013. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2013 amounted to $41,300 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2013, the Fund paid or accrued to EVD $13,014 and $43,240 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2013, the Fund paid or accrued to EVD $89 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2013 amounted to $4,338, $14,413 and $89 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2013, the Fund was informed that EVD received approximately $800, $1,000 and $200 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $38,330,024 and $48,030,379, respectively, for the six months ended June 30, 2013.

17

Eaton Vance

Small-Cap Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	175,971	378,020
Issued to shareholders electing to receive payments of distributions in Fund shares	—	160,852
Redemptions	(363,181)	(1,585,791)
Exchange from Class B shares	1,367	24,584

Net decrease	(185,843)	(1,022,335)

Class B	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	5,394	20,449
Issued to shareholders electing to receive payments of distributions in Fund shares	—	13,982
Redemptions	(26,797)	(118,432)
Exchange to Class A shares	(1,399)	(25,142)

Net decrease	(22,802)	(109,143)

Class C	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	89,964	119,729
Issued to shareholders electing to receive payments of distributions in Fund shares	—	41,738
Redemptions	(134,791)	(395,431)

Net decrease	(44,827)	(233,964)

Class I	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	692,889	4,614,937
Issued to shareholders electing to receive payments of distributions in Fund shares	—	527,103
Redemptions	(854,850)	(3,369,837)

Net increase (decrease)	(161,961)	1,772,203

18

Eaton Vance

Small-Cap Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	309	4,693
Issued to shareholders electing to receive payments of distributions in Fund shares	—	251
Redemptions	—	(3,119)

Net increase	309	1,825

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$148,161,401

Gross unrealized appreciation	$44,009,415
Gross unrealized depreciation	(2,938,831)

Net unrealized appreciation	$41,070,584

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$183,428,336	*	$—	$—	$183,428,336
Short-Term Investments	—		5,803,649	—	5,803,649

Total Investments	$183,428,336		$5,803,649	$—	$189,231,985

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

Small-Cap Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance

Small-Cap Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Small-Cap Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

21

Eaton Vance

Small-Cap Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board noted the Fund’s favorable longer-term performance record, and considered various factors that contributed to the Fund’s underperformance during the three-year period, including industry selection. The Board also considered that the Adviser had taken steps to improve performance, including changes in the equity group’s staffing and methodology for determining analyst compensation, as well as enhancements to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the restructuring of the Fund and the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

22

Eaton Vance

Small-Cap Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Small-Cap Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Small-Cap Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

164-8/13	SCGSRC

Eaton Vance

Small-Cap Value Fund

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Eaton Vance

Small-Cap Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Performance1,2

Portfolio Managers Gregory R. Greene, CFA, J. Bradley Ohlmuller, CFA and Robert J. Milmore, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/28/2002	06/28/2002	13.84%	19.35%	6.79%	8.54%
Class A with 5.75% Maximum Sales Charge	—	—	7.28	12.49	5.54	7.91
Class B at NAV	07/09/2002	07/09/2002	13.40	18.49	5.99	7.74
Class B with 5% Maximum Sales Charge	—	—	8.40	13.49	5.67	7.74
Class C at NAV	07/03/2002	07/03/2002	13.45	18.47	6.00	7.73
Class C with 1% Maximum Sales Charge	—	—	12.45	17.47	6.00	7.73
Class I at NAV	10/01/2009	06/28/2002	14.01	19.63	6.99	8.64
Russell 2000 Value Index	—	—	14.39%	24.76%	8.59%	9.30%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			2.08%	2.83%	2.83%	1.83%
Net			1.45	2.20	2.20	1.20

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

MAXIMUS, Inc.	2.7%
Prosperity Bancshares, Inc.	2.6
Hornbeck Offshore Services, Inc.	2.6
Hanesbrands, Inc.	2.5
MasTec, Inc.	2.5
EMCOR Group, Inc.	2.3
Stone Energy Corp.	2.3
Iconix Brand Group, Inc.	2.3
Teleflex, Inc.	2.3
West Pharmaceutical Services, Inc.	2.2
Total	24.3%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

Russell 2000 Value Index is an unmanaged index of U.S. small-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table, the performance of Class I is linked to Class A.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/14. Without the reimbursement, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Fund Expenses

Example:   As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 –6/30/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,138.40	$7.69	**	1.45%
Class B	$1,000.00	$1,134.00	$11.64	**	2.20%
Class C	$1,000.00	$1,134.50	$11.64	**	2.20%
Class I	$1,000.00	$1,140.10	$6.37	**	1.20%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.25	**	1.45%
Class B	$1,000.00	$1,013.90	$10.99	**	2.20%
Class C	$1,000.00	$1,013.90	$10.99	**	2.20%
Class I	$1,000.00	$1,018.80	$6.01	**	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value

Airlines — 1.9%
Spirit Airlines, Inc.(1)	20,447	$649,601

		$649,601

Auto Components — 1.9%
Dana Holding Corp.	33,640	$647,906

		$647,906

Beverages — 2.0%
Cott Corp.	87,760	$685,406

		$685,406

Building Products — 2.1%
A.O. Smith Corp.	19,934	$723,205

		$723,205

Chemicals — 5.0%
Calgon Carbon Corp.(1)	36,427	$607,602
Innophos Holdings, Inc.	9,788	461,700
RPM International, Inc.	20,027	639,663

		$1,708,965

Commercial Banks — 9.1%
Bancorp, Inc. (The)(1)	24,190	$362,608
Bank of Marin Bancorp	6,160	246,400
Cardinal Financial Corp.	41,450	606,828
ConnectOne Bancorp, Inc.(1)	12,390	380,868
Eagle Bancorp, Inc.(1)	27,847	623,216
Prosperity Bancshares, Inc.	17,367	899,437

		$3,119,357

Construction & Engineering — 4.8%
EMCOR Group, Inc.	19,479	$791,821
MasTec, Inc.(1)	25,604	842,372

		$1,634,193

Containers & Packaging — 2.0%
AptarGroup, Inc.	12,296	$678,862

		$678,862

Security	Shares	Value

Distributors — 1.0%
Core-Mark Holding Co., Inc.	5,310	$337,185

		$337,185

Electric Utilities — 3.2%
Cleco Corp.	11,931	$553,956
Portland General Electric Co.	17,783	543,982

		$1,097,938

Electrical Equipment — 0.9%
General Cable Corp.	9,581	$294,616

		$294,616

Electronic Equipment, Instruments & Components — 1.4%
Itron, Inc.(1)	11,458	$486,163

		$486,163

Energy Equipment & Services — 2.6%
Hornbeck Offshore Services, Inc.(1)	16,806	$899,121

		$899,121

Food Products — 3.5%
Darling International, Inc.(1)	27,935	$521,267
Inventure Foods, Inc.(1)	42,510	355,384
Lancaster Colony Corp.	4,165	324,828

		$1,201,479

Health Care Equipment & Supplies — 4.5%
Teleflex, Inc.	10,017	$776,217
West Pharmaceutical Services, Inc.	10,976	771,174

		$1,547,391

Health Care Providers & Services — 1.8%
Magellan Health Services, Inc.(1)	11,294	$633,368

		$633,368

Insurance — 8.8%
Aspen Insurance Holdings, Ltd.	18,835	$698,590
National Financial Partners Corp.(1)	26,748	676,992
ProAssurance Corp.	10,128	528,276
Protective Life Corp.	12,211	469,025
Tower Group, Inc.	31,784	651,890

		$3,024,773

5	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services — 2.7%
MAXIMUS, Inc.	12,637	$941,204

		$941,204

Machinery — 6.4%
Barnes Group, Inc.	25,266	$757,727
Crane Co.	10,272	615,498
EnPro Industries, Inc.(1)	9,579	486,230
Titan International, Inc.	19,488	328,763

		$2,188,218

Oil, Gas & Consumable Fuels — 3.8%
Stone Energy Corp.(1)	35,385	$779,532
VAALCO Energy, Inc.(1)	93,850	536,822

		$1,316,354

Real Estate Investment Trusts (REITs) — 6.5%
Colony Financial, Inc.	8,520	$169,463
DuPont Fabros Technology, Inc.	24,276	586,265
LaSalle Hotel Properties	22,688	560,394
Pebblebrook Hotel Trust	14,779	382,037
PS Business Parks, Inc.	7,102	512,551

		$2,210,710

Road & Rail — 2.2%
Old Dominion Freight Line, Inc.(1)	18,406	$766,058

		$766,058

Semiconductors & Semiconductor Equipment — 5.7%
Entegris, Inc.(1)	68,920	$647,159
OmniVision Technologies, Inc.(1)	29,268	545,848
Photronics, Inc.(1)	93,920	756,995

		$1,950,002

Specialty Retail — 3.1%
Children’s Place Retail Stores, Inc. (The)(1)	12,610	$691,028
CST Brands, Inc.(1)	11,690	360,169

		$1,051,197

Textiles, Apparel & Luxury Goods — 4.8%
Hanesbrands, Inc.	16,757	$861,645
Iconix Brand Group, Inc.(1)	26,454	778,012

		$1,639,657

Security	Shares	Value

Thrifts & Mortgage Finance — 3.6%
Capitol Federal Financial, Inc.	34,490	$418,709
First Defiance Financial Corp.	16,330	368,241
Oritani Financial Corp.	28,910	453,309

		$1,240,259

Trading Companies & Distributors — 1.2%
CAI International, Inc.(1)	16,740	$394,562

		$394,562

Wireless Telecommunication Services — 1.1%
NII Holdings, Inc.(1)	54,470	$363,315

		$363,315

Total Common Stocks (identified cost $25,264,173)		$33,431,065

Short-Term Investments — 0.2%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/13	$77	$77,064

Total Short-Term Investments (identified cost $77,064)		$77,064

Total Investments — 97.8% (identified cost $25,341,237)		$33,508,129

Other Assets, Less Liabilities — 2.2%		$763,088

Net Assets — 100.0%		$34,271,217

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

6	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Investments, at value (identified cost, $25,341,237)	$33,508,129
Dividends receivable	21,686
Receivable for investments sold	892,287
Receivable for Fund shares sold	31,613
Receivable from affiliate	15,518
Total assets	$34,469,233

Liabilities
Demand note payable	$100,000
Payable for Fund shares redeemed	35,308
Payable to affiliates:
Investment adviser fee	28,561
Administration fee	4,284
Distribution and service fees	13,539
Trustees’ fees	425
Accrued expenses	15,899
Total liabilities	$198,016
Net Assets	$34,271,217

Sources of Net Assets
Paid-in capital	$24,116,136
Accumulated net realized gain	2,024,423
Accumulated net investment loss	(36,234)
Net unrealized appreciation	8,166,892
Net Assets	$34,271,217

Class A Shares
Net Assets	$21,436,027
Shares Outstanding	1,323,337
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.20
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.19

Class B Shares
Net Assets	$2,243,416
Shares Outstanding	146,440
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.32

Class C Shares
Net Assets	$8,657,220
Shares Outstanding	567,044
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.27

Class I Shares
Net Assets	$1,934,554
Shares Outstanding	118,273
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.36

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends (net of foreign taxes, $892)	$192,193
Interest	53
Total investment income	$192,246

Expenses
Investment adviser fee	$166,428
Administration fee	24,964
Distribution and service fees
Class A	25,936
Class B	10,816
Class C	42,728
Trustees’ fees and expenses	829
Custodian fee	19,026
Transfer and dividend disbursing agent fees	30,562
Legal and accounting services	14,930
Printing and postage	7,460
Registration fees	23,807
Miscellaneous	7,056
Total expenses	$374,542
Deduct —
Allocation of expenses to affiliates	$95,244
Reduction of custodian fee	2
Total expense reductions	$95,246

Net expenses	$279,296

Net investment loss	$(87,050)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,411,116
Foreign currency transactions	45
Net realized gain	$1,411,161
Change in unrealized appreciation (depreciation) —
Investments	$2,861,536
Net change in unrealized appreciation (depreciation)	$2,861,536

Net realized and unrealized gain	$4,272,697

Net increase in net assets from operations	$4,185,647

8	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment loss	$(87,050)	$(29,803)
Net realized gain from investment and foreign currency transactions and capital gain distributions received	1,411,161	3,474,935
Net change in unrealized appreciation (depreciation) from investments	2,861,536	(490,738)
Net increase in net assets from operations	$4,185,647	$2,954,394
Distributions to shareholders —
From net realized gain
Class A	$—	$(1,565,666)
Class B	—	(176,426)
Class C	—	(674,079)
Class I	—	(180,323)
Total distributions to shareholders	$—	$(2,596,494)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,520,969	$2,576,506
Class B	230,830	125,459
Class C	1,034,851	1,108,016
Class I	455,192	1,376,710
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	1,531,128
Class B	—	165,082
Class C	—	571,642
Class I	—	104,394
Cost of shares redeemed
Class A	(3,895,478)	(7,663,890)
Class B	(288,463)	(373,635)
Class C	(1,345,390)	(2,498,255)
Class I	(350,375)	(1,152,236)
Net asset value of shares exchanged
Class A	4,467	263,975
Class B	(4,467)	(263,975)
Net decrease in net assets from Fund share transactions	$(637,864)	$(4,129,079)

Net increase (decrease) in net assets	$3,547,783	$(3,771,179)

Net Assets
At beginning of period	$30,723,434	$34,494,613
At end of period	$34,271,217	$30,723,434

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(36,234)	$50,816

9	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Financial Highlights

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010		2009	2008
Net asset value — Beginning of period	$14.230		$14.120	$14.510	$12.320		$9.910	$13.500

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.023)		$0.020	$(0.012)	$0.003	(2)	$0.027	$0.018
Net realized and unrealized gain (loss)	1.993		1.341	(0.233)	2.187		2.383	(3.608)

Total income (loss) from operations	$1.970		$1.361	$(0.245)	$2.190		$2.410	$(3.590)

Less Distributions
From net realized gain	$—		$(1.251)	$(0.145)	$—		$—	$—

Total distributions	$—		$(1.251)	$(0.145)	$—		$—	$—

Net asset value — End of period	$16.200		$14.230	$14.120	$14.510		$12.320	$9.910

Total Return(3)(4)	13.84	%(5)	9.59%	(1.68)%	17.78%		24.32%	(26.59)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,436		$19,174	$22,099	$25,220		$18,471	$11,005
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	1.45	%(7)	1.45%	1.56%	1.65%		1.65%	1.65%
Net investment income (loss)	(0.29	)%(7)	0.14%	(0.09)%	0.03	%(2)	0.26%	0.15%
Portfolio Turnover	26	%(5)	36%	30%	42%		48%	76%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.026 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.17)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and/or administrator subsidized certain operating expenses (equal to 0.57%, 0.63%, 0.49%, 0.39%, 0.74% and 0.62% of average daily net assets for the six months ended June 30, 2013 and the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Financial Highlights — continued

			Class B
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010		2009	2008
Net asset value — Beginning of period	$13.510		$13.560	$14.050	$12.020		$9.740	$13.370

Income (Loss) From Operations
Net investment loss(1)	$(0.077)		$(0.088)	$(0.117)	$(0.094	)(2)	$(0.046)	$(0.080)
Net realized and unrealized gain (loss)	1.887		1.289	(0.228)	2.124		2.326	(3.550)

Total income (loss) from operations	$1.810		$1.201	$(0.345)	$2.030		$2.280	$(3.630)

Less Distributions
From net realized gain	$—		$(1.251)	$(0.145)	$—		$—	$—

Total distributions	$—		$(1.251)	$(0.145)	$—		$—	$—

Net asset value — End of period	$15.320		$13.510	$13.560	$14.050		$12.020	$9.740

Total Return(3)(4)	13.40	%(5)	8.80%	(2.45)%	16.89%		23.41%	(27.15)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,243		$2,041	$2,371	$2,666		$2,277	$2,122
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	2.20	%(7)	2.20%	2.31%	2.40%		2.40%	2.40%
Net investment loss	(1.05	)%(7)	(0.62)%	(0.84)%	(0.74	)%(2)	(0.46)%	(0.66)%
Portfolio Turnover	26	%(5)	36%	30%	42%		48%	76%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends which amounted to $0.023 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.93)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and/or administrator subsidized certain operating expenses (equal to 0.57%, 0.63%, 0.49%, 0.39%, 0.74% and 0.62% of average daily net assets for the six months ended June 30, 2013 and the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010		2009	2008
Net asset value — Beginning of period	$13.460		$13.520	$14.000	$11.980		$9.720	$13.330

Income (Loss) From Operations
Net investment loss(1)	$(0.077)		$(0.086)	$(0.115)	$(0.093	)(2)	$(0.049)	$(0.075)
Net realized and unrealized gain (loss)	1.887		1.277	(0.220)	2.113		2.309	(3.535)

Total income (loss) from operations	$1.810		$1.191	$(0.335)	$2.020		$2.260	$(3.610)

Less Distributions
From net realized gain	$—		$(1.251)	$(0.145)	$—		$—	$—

Total distributions	$—		$(1.251)	$(0.145)	$—		$—	$—

Net asset value — End of period	$15.270		$13.460	$13.520	$14.000		$11.980	$9.720

Total Return(3)(4)	13.45	%(5)	8.76%	(2.39)%	16.86%		23.38%	(27.16)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,657		$7,911	$8,702	$9,225		$8,056	$4,936
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	2.20	%(7)	2.20%	2.31%	2.40%		2.40%	2.40%
Net investment loss	(1.05	)%(7)	(0.61)%	(0.83)%	(0.74	)%(2)	(0.49)%	(0.63)%
Portfolio Turnover	26	%(5)	36%	30%	42%		48%	76%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends which amounted to $0.023 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.93)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and/or administrator subsidized certain operating expenses (equal to 0.57%, 0.63%, 0.49%, 0.39%, 0.74% and 0.62% of average daily net assets for the six months ended June 30, 2013 and the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2009(1)
			2012	2011	2010
Net asset value — Beginning of period	$14.350		$14.190	$14.550	$12.330		$11.600

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.003)		$0.061	$0.035	$0.044	(3)	$0.008
Net realized and unrealized gain (loss)	2.013		1.350	(0.250)	2.176		0.722

Total income (loss) from operations	$2.010		$1.411	$(0.215)	$2.220		$0.730

Less Distributions
From net realized gain	$—		$(1.251)	$(0.145)	$—		$—

Total distributions	$—		$(1.251)	$(0.145)	$—		$—

Net asset value — End of period	$16.360		$14.350	$14.190	$14.550		$12.330

Total Return(4)(5)	14.01	%(6)	9.89%	(1.47)%	18.00%		6.29	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,935		$1,598	$1,322	$468		$103
Ratios (as a percentage of average daily net assets):
Expenses(5)(7)	1.20	%(8)	1.20%	1.28%	1.40%		1.40	%(8)
Net investment income (loss)	(0.04	)%(8)	0.41%	0.24%	0.34	%(3)	0.28	%(8)
Portfolio Turnover	26	%(6)	36%	30%	42%		48	%(9)

(1)	For the period from the start of business, October 1, 2009, to December 31, 2009.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends which amounted to $0.033 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.09%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The investment adviser and/or administrator subsidized certain operating expenses (equal to 0.57%, 0.63%, 0.49%, 0.39% and 0.74% of average daily net assets for the six months ended June 30, 2013, the years ended December 31, 2012, 2011 and 2010 and the period ended December 31, 2009, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the year ended December 31, 2009.

13	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

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Eaton Vance

Small-Cap Value Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2013, the investment adviser fee amounted to $166,428 or 1.00% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2013, the administration fee amounted to $24,964. BMR and EVM have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.45%, 2.20%, 2.20% and 1.20% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2014. Pursuant to this agreement, BMR and EVM were allocated $95,244 in total of the Fund’s operating expenses for the six months ended June 30, 2013. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2013, EVM earned $1,844 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,729 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid

15

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

or accrued to EVD for the six months ended June 30, 2013 amounted to $25,936 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2013, the Fund paid or accrued to EVD $8,112 and $32,046 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2013 amounted to $2,704 and $10,682 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2013, the Fund was informed that EVD received less than $100, approximately $1,000 and less than $100 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $9,325,609 and $8,315,855, respectively, for the six months ended June 30, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	223,364	173,756
Issued to shareholders electing to receive payments of distributions in Fund shares	–	106,997
Redemptions	(247,976)	(516,299)
Exchange from Class B shares	280	17,738

Net decrease	(24,332)	(217,808)

Class B	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	14,929	8,930
Issued to shareholders electing to receive payments of distributions in Fund shares	–	12,147
Redemptions	(19,302)	(26,291)
Exchange to Class A shares	(296)	(18,532)

Net decrease	(4,669)	(23,746)

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Eaton Vance

Small-Cap Value Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	69,976	78,776
Issued to shareholders electing to receive payments of distributions in Fund shares	–	42,219
Redemptions	(90,717)	(177,017)

Net decrease	(20,741)	(56,022)

Class I	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	28,961	90,071
Issued to shareholders electing to receive payments of distributions in Fund shares	–	7,230
Redemptions	(22,062)	(79,105)

Net increase	6,899	18,196

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$25,305,436

Gross unrealized appreciation	$8,846,038
Gross unrealized depreciation	(643,345)

Net unrealized appreciation	$8,202,693

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At June 30, 2013, the Fund had a balance outstanding pursuant to this line of credit of $100,000 at an interest rate of 1.09%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2013. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at June 30, 2013. The Fund’s average borrowings or allocated fees during the six months ended June 30, 2013 were not significant.

17

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$33,431,065	*	$–	$–	$33,431,065
Short-Term Investments	–		77,064	–	77,064

Total Investments	$33,431,065		$77,064	$–	$33,508,129

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

18

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Small-Cap Value Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

20

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board noted that actions are being taken by the Adviser to improve Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

21

Eaton Vance

Small-Cap Value Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Small-Cap Value Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Small-Cap Value Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1303-8/13	SCVSRC

Eaton Vance

Special Equities Fund

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Eaton Vance

Special Equities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance

Special Equities Fund

June 30, 2013

Performance1,2

Portfolio Manager Nancy B. Tooke, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/22/1968	04/22/1968	12.98%	17.23%	0.68%	7.61%
Class A with 5.75% Maximum Sales Charge	—	—	6.49	10.46	–0.50	6.98
Class C at NAV	11/17/1994	04/22/1968	12.61	16.39	–0.07	6.81
Class C with 1% Maximum Sales Charge	—	—	11.61	15.39	–0.07	6.81
Class I at NAV	07/29/2011	04/22/1968	13.17	17.57	0.79	7.67
Russell 2500 Index	—	—	15.42%	25.61%	9.21%	10.33%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.43%	2.19%	1.18%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Perrigo Co.	2.5%
GNC Holdings, Inc., Class A	2.5
Church & Dwight Co., Inc.	2.5
Affiliated Managers Group, Inc.	2.4
Colfax Corp.	2.3
Krispy Kreme Doughnuts, Inc.	2.3
Dana Holding Corp.	2.2
PDC Energy, Inc.	2.1
InvenSense, Inc.	2.1
Kirby Corp.	2.0

Total	22.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Special Equities Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

Russell 2500 Index is an unmanaged index of approximately 2,500 small- and mid-cap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table, the performance of Class I is linked to Class A.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Special Equities Fund

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,129.80	$7.29	1.38%
Class C	$1,000.00	$1,126.10	$11.23	2.13%
Class I	$1,000.00	$1,131.70	$5.97	1.13%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$6.90	1.38%
Class C	$1,000.00	$1,014.20	$10.64	2.13%
Class I	$1,000.00	$1,019.20	$5.66	1.13%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012.

4

Eaton Vance

Special Equities Fund

June 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value

Auto Components — 2.2%
Dana Holding Corp.	60,410	$1,163,497

		$1,163,497

Building Products — 1.7%
Armstrong World Industries, Inc.(1)	18,940	$905,143

		$905,143

Capital Markets — 4.2%
Affiliated Managers Group, Inc.(1)	8,000	$1,311,520
Lazard, Ltd., Class A	30,230	971,894

		$2,283,414

Chemicals — 3.4%
Cytec Industries, Inc.	13,890	$1,017,442
FMC Corp.	13,300	812,098

		$1,829,540

Commercial Banks — 5.0%
First Republic Bank	21,650	$833,092
Signature Bank(1)	13,160	1,092,543
Texas Capital Bancshares, Inc.(1)	17,768	788,189

		$2,713,824

Commercial Services & Supplies — 1.6%
Clean Harbors, Inc.(1)	16,830	$850,420

		$850,420

Communications Equipment — 0.8%
Riverbed Technology, Inc.(1)	26,180	$407,361

		$407,361

Computers & Peripherals — 1.6%
NCR Corp.(1)	26,810	$884,462

		$884,462

Construction & Engineering — 3.3%
Foster Wheeler AG(1)	36,910	$801,316
Quanta Services, Inc.(1)	37,290	986,693

		$1,788,009

Security	Shares	Value

Containers & Packaging — 1.8%
AptarGroup, Inc.	17,120	$945,195

		$945,195

Electrical Equipment — 3.2%
AMETEK, Inc.	19,685	$832,676
Generac Holdings, Inc.	23,630	874,546

		$1,707,222

Electronic Equipment, Instruments & Components — 7.2%
FLIR Systems, Inc.	40,280	$1,086,351
InvenSense, Inc.(1)	72,010	1,107,514
National Instruments Corp.	32,390	904,977
Trimble Navigation, Ltd.(1)	29,630	770,676

		$3,869,518

Energy Equipment & Services — 1.2%
Hornbeck Offshore Services, Inc.(1)	7,540	$403,390
Superior Energy Services, Inc.(1)	8,450	219,193

		$622,583

Food & Staples Retailing — 1.0%
United Natural Foods, Inc.(1)	9,950	$537,201

		$537,201

Food Products — 5.4%
Flowers Foods, Inc.	49,005	$1,080,560
Hain Celestial Group, Inc. (The)(1)	15,010	975,200
Pinnacle Foods, Inc.	35,110	847,906

		$2,903,666

Health Care Providers & Services — 2.4%
MEDNAX, Inc.(1)	6,350	$581,533
Team Health Holdings, Inc.(1)	16,940	695,726

		$1,277,259

Hotels, Restaurants & Leisure — 2.3%
Krispy Kreme Doughnuts, Inc.(1)	69,510	$1,212,950

		$1,212,950

Household Durables — 1.6%
Ryland Group, Inc. (The)	21,510	$862,551

		$862,551

5	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Products — 2.5%
Church & Dwight Co., Inc.	21,448	$1,323,556

		$1,323,556

Insurance — 3.9%
HCC Insurance Holdings, Inc.	24,490	$1,055,764
WR Berkley Corp.	26,040	1,063,994

		$2,119,758

Internet Software & Services — 1.8%
VeriSign, Inc.(1)	21,190	$946,345

		$946,345

IT Services — 2.7%
Teradata Corp.(1)	20,940	$1,051,816
WEX, Inc.(1)	5,590	428,753

		$1,480,569

Leisure Equipment & Products — 1.6%
Polaris Industries, Inc.	9,300	$883,500

		$883,500

Life Sciences Tools & Services — 1.4%
Bruker Corp.(1)	45,800	$739,670

		$739,670

Machinery — 6.8%
Colfax Corp.(1)	24,080	$1,254,809
Pall Corp.	11,540	766,602
RBC Bearings, Inc.(1)	16,571	860,863
Valmont Industries, Inc.	5,510	788,426

		$3,670,700

Marine — 2.0%
Kirby Corp.(1)	13,740	$1,092,880

		$1,092,880

Multiline Retail — 1.9%
Dollar Tree, Inc.(1)	20,320	$1,033,069

		$1,033,069

Security	Shares	Value

Oil, Gas & Consumable Fuels — 6.7%
Gulfport Energy Corp.(1)	17,170	$808,192
Kodiak Oil & Gas Corp.(1)	106,590	947,585
PDC Energy, Inc.(1)	21,640	1,114,027
Western Refining, Inc.	26,540	744,978

		$3,614,782

Paper & Forest Products — 0.8%
Boise Cascade Co.(1)	17,545	$445,818

		$445,818

Pharmaceuticals — 2.5%
Perrigo Co.	11,280	$1,364,880

		$1,364,880

Real Estate Investment Trusts (REITs) — 3.1%
Essex Property Trust, Inc.	5,320	$845,455
Mid-America Apartment Communities, Inc.	11,820	801,041

		$1,646,496

Road & Rail — 1.8%
Kansas City Southern	8,920	$945,163

		$945,163

Semiconductors & Semiconductor Equipment — 2.4%
Cypress Semiconductor Corp.(1)	81,800	$877,714
Monolithic Power Systems, Inc.	17,690	426,506

		$1,304,220

Specialty Retail — 3.3%
DSW, Inc., Class A	6,170	$453,310
GNC Holdings, Inc., Class A	30,410	1,344,426

		$1,797,736

Textiles, Apparel & Luxury Goods — 1.5%
Hanesbrands, Inc.	16,240	$835,061

		$835,061

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	11,220	$276,573

		$276,573

Total Common Stocks (identified cost $40,068,031)		$52,284,591

6	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$1,367	$1,367,046

Total Short-Term Investments (identified cost $1,367,046)		$1,367,046

Total Investments — 99.6% (identified cost $41,435,077)		$53,651,637

Other Assets, Less Liabilities — 0.4%		$213,517

Net Assets — 100.0%		$53,865,154

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013.

7	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Unaffiliated investments, at value (identified cost, $40,068,031)	$52,284,591
Affiliated investment, at value (identified cost, $1,367,046)	1,367,046
Dividends receivable	24,493
Interest receivable from affiliated investment	107
Receivable for investments sold	289,598
Receivable for Fund shares sold	43,706
Total assets	$54,009,541

Liabilities
Payable for Fund shares redeemed	$68,822
Payable to affiliates:
Investment adviser fee	28,192
Distribution and service fees	10,269
Trustees’ fees	648
Accrued expenses	36,456
Total liabilities	$144,387
Net Assets	$53,865,154

Sources of Net Assets
Paid-in capital	$56,381,102
Accumulated net realized loss	(14,520,658)
Accumulated net investment loss	(211,850)
Net unrealized appreciation	12,216,560
Net Assets	$53,865,154

Class A Shares
Net Assets	$37,945,563
Shares Outstanding	2,065,449
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.37
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.49

Class C Shares
Net Assets	$2,902,937
Shares Outstanding	167,498
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.33

Class I Shares
Net Assets	$13,016,654
Shares Outstanding	704,781
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.47

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends	$273,265
Interest allocated from affiliated investment	721
Expenses allocated from affiliated investment	(80)
Total investment income	$273,906

Expenses
Investment adviser fee	$169,393
Distribution and service fees
Class A	47,474
Class B	1,489
Class C	14,755
Trustees’ fees and expenses	1,240
Custodian fee	23,726
Transfer and dividend disbursing agent fees	41,550
Legal and accounting services	26,516
Printing and postage	11,196
Registration fees	24,870
Miscellaneous	6,502
Total expenses	$368,711

Net investment loss	$(94,805)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$4,375,085
Investment transactions allocated from affiliated investment	23
Net realized gain	$4,375,108
Change in unrealized appreciation (depreciation) —
Investments	$2,253,097
Net change in unrealized appreciation (depreciation)	$2,253,097

Net realized and unrealized gain	$6,628,205

Net increase in net assets from operations	$6,533,400

9	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment loss	$(94,805)	$(110,982)
Net realized gain from investment and foreign currency transactions	4,375,108	2,642,961
Net change in unrealized appreciation (depreciation) from investments	2,253,097	957,243
Net increase in net assets from operations	$6,533,400	$3,489,222
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,038,903	$5,439,576
Class B	16,684	12,003
Class C	227,646	180,731
Class I	1,542,672	8,330,975
Cost of shares redeemed
Class A	(4,256,619)	(12,513,353)
Class B	(52,020)	(533,327)
Class C	(489,449)	(1,730,123)
Class I	(1,601,336)	(6,518,941)
Net asset value of shares exchanged
Class A	—	85,386
Class B	—	(85,386)
Net asset value of shares merged*
Class A	991,434	—
Class B	(991,434)	—
Net decrease in net assets from Fund share transactions	$(3,573,519)	$(7,332,459)

Net increase (decrease) in net assets	$2,959,881	$(3,843,237)

Net Assets
At beginning of period	$50,905,273	$54,748,510
At end of period	$53,865,154	$50,905,273

Accumulated net investment loss included in net assets
At end of period	$(211,850)	$(117,045)

*	At the close of business on February 22, 2013, Class B shares were merged into Class A shares.

10	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2013

Financial Highlights

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011		2010		2009	2008
Net asset value — Beginning of period	$16.260		$15.250		$15.940		$12.860		$9.520	$16.420

Income (Loss) From Operations
Net investment loss(1)	$(0.034)		$(0.030)		$(0.106	)(2)	$(0.013	)(3)	$(0.091)	$(0.114)
Net realized and unrealized gain (loss)	2.144		1.040		(0.584)		3.093		3.431	(6.786)

Total income (loss) from operations	$2.110		$1.010		$(0.690)		$3.080		$3.340	$(6.900)

Net asset value — End of period	$18.370		$16.260		$15.250		$15.940		$12.860	$9.520

Total Return(4)	12.98	%(5)	6.62%		(4.33)%		23.95%		35.08%	(42.02)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,946		$35,592		$40,087		$66,278		$58,962	$52,978
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.38	%(8)	1.43%		1.40%		1.39%		1.57%	1.43%
Net investment loss	(0.39	)%(8)	(0.18)%		(0.65	)%(2)	(0.09	)%(3)	(0.87)%	(0.80)%
Portfolio Turnover of the Portfolio(9)	—		26	%(5)	84%		78%		77%	95%
Portfolio Turnover of the Fund	29	%(5)	37	%(5)(10)	—		—		—	—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.023 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (0.80)%.

(3)

Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.021 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (0.24)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012		2011		2010		2009	2008
Net asset value — Beginning of period	$15.390		$14.550		$15.320		$12.450		$9.290	$16.130

Income (Loss) From Operations
Net investment loss(1)	$(0.096)		$(0.146)		$(0.219	)(2)	$(0.111	)(3)	$(0.165)	$(0.205)
Net realized and unrealized gain (loss)	2.036		0.986		(0.551)		2.981		3.325	(6.635)

Total income (loss) from operations	$1.940		$0.840		$(0.770)		$2.870		$3.160	$(6.840)

Net asset value — End of period	$17.330		$15.390		$14.550		$15.320		$12.450	$9.290

Total Return(4)	12.61	%(5)	5.77%		(5.03)%		23.05%		34.02%	(42.41)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,903		$2,818		$4,146		$7,300		$6,930	$5,961
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.13	%(8)	2.19%		2.15%		2.14%		2.32%	2.18%
Net investment loss	(1.14	)%(8)	(0.96)%		(1.41	)%(2)	(0.84	)%(3)	(1.62)%	(1.52)%
Portfolio Turnover of the Portfolio(9)	—		26	%(5)	84%		78%		77%	95%
Portfolio Turnover of the Fund	29	%(5)	37	%(5)(10)	—		—		—	—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.021 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (1.55)%.

(3)

Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.020 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (0.99)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Period Ended December 31, 2011(1)
Net asset value — Beginning of period	$16.320		$15.270		$16.300

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.003)		$0.010		$(0.021)
Net realized and unrealized gain (loss)	2.153		1.040		(1.009)

Total income (loss) from operations	$2.150		$1.050		$(1.030)

Net asset value — End of period	$18.470		$16.320		$15.270

Total Return(3)	13.17	%(4)	6.88%		(6.32	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,017		$11,550		$9,042
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.13	%(7)	1.18%		1.15	%(7)
Net investment income (loss)	(0.03	)%(7)	0.06%		(0.32	)%(7)
Portfolio Turnover of the Portfolio(8)	—		26	%(4)	84	%(9)
Portfolio Turnover of the Fund	29	%(4)	37	%(4)(10)	—

(1)	For the period from commencement of operations on July 29, 2011 to December 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the Portfolio’s year ended December 31, 2011.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide growth of capital. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. At the close of business on February 22, 2013, Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $18,672,727 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on December 31, 2017. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2012.

Additionally, at December 31, 2012, the Fund had a net capital loss of $709,813 attributable to security transactions incurred after October 31, 2012 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2013.

14

Eaton Vance

Special Equities Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications  — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2013, the Fund’s investment adviser fee amounted to $169,393. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2013, EVM earned $5,361 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $869 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

15

Eaton Vance

Special Equities Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2013 amounted to $47,474 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) and prior to the close of business on February 22, 2013, Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund paid/pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2013, the Fund paid or accrued to EVD $1,117 and $11,066 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares.

Pursuant to the Class B (prior to the close of business on February 22, 2013) and Class C Plans, the Fund also made/makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2013 amounted to $372 and $3,689 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, were further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and, prior to the close of business on February 22, 2013, on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2013, the Fund was informed that EVD received approximately $500, $600 and $20 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $15,308,106 and $19,512,521, respectively, for the six months ended June 30, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	58,330	331,318
Redemptions	(238,074)	(776,732)
Merger from Class B shares	56,013	—
Exchange from Class B shares	—	5,237

Net decrease	(123,731)	(440,177)

16

Eaton Vance

Special Equities Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended June 30, 2013 (Unaudited)(1)	Year Ended December 31, 2012

Sales	1,009	807
Redemptions	(3,157)	(35,205)
Merger to Class A shares	(59,213)	—
Exchange to Class A shares	—	(5,502)

Net decrease	(61,361)	(39,900)

Class C	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	13,419	11,832
Redemptions	(28,996)	(113,779)

Net decrease	(15,577)	(101,947)

Class I	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	86,634	510,070
Redemptions	(89,409)	(394,761)

Net increase (decrease)	(2,775)	115,309

(1)	Offering of Class B shares was discontinued during the six months ended June 30, 2013 (see Note 1).

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,406,512

Gross unrealized appreciation	$12,676,681
Gross unrealized depreciation	(431,556)

Net unrealized appreciation	$12,245,125

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

17

Eaton Vance

Special Equities Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$52,284,591	*	$—	$—	$52,284,591
Short-Term Investments	—		1,367,046	—	1,367,046

Total Investments	$52,284,591		$1,367,046	$—	$53,651,637

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

18

Eaton Vance

Special Equities Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance

Special Equities Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Special Equities Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

20

Eaton Vance

Special Equities Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board considered various factors that contributed to the Fund’s underperformance during the three-year period, including stock selection and sector allocation. The Board also considered that the Adviser had taken steps to improve performance, including changes in the equity group’s staffing and methodology for determining analyst compensation, as well as enhancements to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

21

Eaton Vance

Special Equities Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Special Equities Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Special Equities Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

172-8/13	SESRC

Parametric Absolute Return Fund

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Parametric Absolute Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	21

Officers and Trustees	24

Important Notices	25

Parametric Absolute Return Fund

June 30, 2013

Performance1,2

Portfolio Managers Ken Everding, Ph.D. and Jonathan Orseck, each of Parametric Risk Advisors LLC; Thomas H. Luster, CFA and Maria Cappellano

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Since Inception
Investor Class at NAV	09/30/2010	09/30/2010	–3.73%	0.28%	2.90%
Institutional Class at NAV	09/30/2010	09/30/2010	–3.71	0.47	3.11
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	09/30/2010	0.04%	0.11%	0.11%

% Total Annual Operating Expense Ratios[3]				Investor Class	Institutional Class
Gross				1.82%	1.57%
Net				1.45	1.20

Fund Profile

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Parametric Absolute Return Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/14. Without the reimbursement, performance would have been lower.

Fund profile subject to change due to active management.

3

Parametric Absolute Return Fund

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$962.70	$7.06	**	1.45%
Institutional Class	$1,000.00	$962.90	$5.84	**	1.20%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,017.60	$7.25	**	1.45%
Institutional Class	$1,000.00	$1,018.80	$6.01	**	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric Absolute Return Fund

June 30, 2013

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 50.6%

Security	Principal Amount (000’s omitted)	Value

Auto Manufacturers — 2.0%
Daimler Finance North America, LLC, 1.25%, 1/11/16(1)	$300	$298,190
Daimler Finance North America, LLC, 6.50%, 11/15/13	700	714,692
Volkswagen International Finance NV, 1.15%, 11/20/15(1)	350	351,209

		$1,364,091

Banks — 17.9%
American Express Centurion Bank, 0.875%, 11/13/15	$380	$379,218
Australia & New Zealand Banking Group, Ltd., 0.943%, 9/24/13(1)(2)	700	701,063
Bank of America Corp., 1.696%, 1/30/14(2)	380	382,146
Bank of Montreal, 0.455%, 7/24/14(2)	250	250,440
Bank of Montreal, 0.80%, 11/6/15	250	249,807
Bank of New York Mellon Corp. (The), 0.70%, 10/23/15	250	249,240
Bank of Nova Scotia, 0.75%, 10/9/15	380	378,517
Barclays Bank PLC, 2.375%, 1/13/14	250	252,105
BB&T Corp., 3.375%, 9/25/13	1,060	1,067,027
BB&T Corp., 5.70%, 4/30/14	240	249,855
Capital One Financial Corp., 1.00%, 11/6/15	125	123,358
Citigroup, Inc., 1.25%, 1/15/16	380	375,640
Citigroup, Inc., 5.85%, 7/2/13	100	100,000
Credit Suisse USA, Inc., 2.20%, 1/14/14	200	201,752
Goldman Sachs Group, Inc., 0.876%, 9/29/14(2)	255	254,608
Goldman Sachs Group, Inc., 1.273%, 2/7/14(2)	125	125,344
HSBC Finance Corp., 0.527%, 1/15/14(2)	260	259,786
JPMorgan Chase & Co., 1.026%, 9/30/13(2)	1,620	1,622,914
JPMorgan Chase & Co., 1.075%, 1/24/14(2)	200	200,803
JPMorgan Chase & Co., 1.10%, 10/15/15	250	248,580
Morgan Stanley, 0.579%, 1/9/14(2)	380	379,033
PNC Bank NA, 0.80%, 1/28/16	250	248,453
Royal Bank of Canada, 0.475%, 9/3/13(2)	750	750,630
Royal Bank of Canada, 0.80%, 10/30/15	250	249,751
Royal Bank of Canada, 1.125%, 1/15/14	250	250,906
State Street Corp., 0.474%, 12/8/15(2)	200	199,455
State Street Corp., 0.625%, 3/7/14(2)	150	150,288
Toronto-Dominion Bank (The), 0.456%, 7/26/13(2)	900	900,132
Toronto-Dominion Bank (The), 0.724%, 11/1/13(2)	200	200,340
US Bank NA, 0.557%, 10/14/14(2)	125	125,263
US Bank NA, 1.375%, 9/13/13	570	570,713
US Bank NA, 4.95%, 10/30/14	150	158,344
Wachovia Corp., 0.653%, 11/3/14(2)	375	375,238
Westpac Banking Corp., 0.95%, 1/12/16	300	299,071

		$12,529,820

Security	Principal Amount (000’s omitted)	Value

Beverages — 4.2%
Anheuser-Busch InBev Finance, Inc., 0.80%, 1/15/16	$350	$348,212
Anheuser-Busch InBev Worldwide, Inc., 0.637%, 7/14/14(2)	55	55,127
Coca-Cola Co. (The), 0.223%, 3/14/14(2)	750	749,800
Coca-Cola Refreshments USA, Inc., 0.75%, 3/13/15	350	351,336
Coca-Cola Refreshments USA, Inc., 1.125%, 11/12/13	1,060	1,062,354
PepsiCo, Inc., 0.70%, 8/13/15	380	380,053

		$2,946,882

Business Equipment and Services — 0.5%
eBay, Inc., 0.875%, 10/15/13	$380	$380,681

		$380,681

Chemicals — 0.5%
Praxair, Inc., 4.375%, 3/31/14	$368	$378,169

		$378,169

Computers — 2.7%
IBM Corp., 0.55%, 2/6/15	$400	$399,789
IBM Corp., 6.50%, 10/15/13	1,450	1,475,340

		$1,875,129

Cosmetics & Personal Care — 0.5%
Procter & Gamble Co. (The), 3.50%, 2/15/15	$350	$366,633

		$366,633

Diversified Financial Services — 1.5%
American Express Credit Corp., 7.30%, 8/20/13	$1,050	$1,059,623

		$1,059,623

Drugs — 0.8%
Johnson & Johnson, 0.365%, 5/15/14(2)	$580	$580,868

		$580,868

Electric — 1.3%
Florida Power Corp., 0.65%, 11/15/15	$275	$273,564
Georgia Power Co., 0.625%, 11/15/15	250	247,967
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	375	377,032

		$898,563

Financial Services — 8.7%
Caterpillar Financial Services Corp., 0.70%, 11/6/15	$380	$379,354
Caterpillar Financial Services Corp., 6.20%, 9/30/13	250	253,496

5	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Financial Services (continued)
Charles Schwab Corp. (The), 0.85%, 12/4/15	$380	$379,008
General Electric Capital Corp., 1.00%, 1/8/16	380	378,080
General Electric Capital Corp., 1.13%, 1/7/14(2)	876	879,513
John Deere Capital Corp., 0.495%, 3/3/14(2)	500	500,811
John Deere Capital Corp., 0.682%, 10/4/13(2)	1,250	1,251,440
John Deere Capital Corp., 0.70%, 9/4/15	250	249,660
Toyota Motor Credit Corp., 0.728%, 10/11/13(2)	1,250	1,251,488
Toyota Motor Credit Corp., 0.875%, 7/17/15	350	351,356
Toyota Motor Credit Corp., 1.375%, 8/12/13	250	250,307

		$6,124,513

Foods — 0.4%
Unilever Capital Corp., 0.45%, 7/30/15	$250	$248,493

		$248,493

Insurance — 4.7%
Berkshire Hathaway Financial Corp., 5.00%, 8/15/13	$300	$301,692
MetLife, Inc., 1.523%, 8/6/13(2)	325	325,366
MetLife, Inc., 2.375%, 2/6/14	200	202,212
MetLife, Inc., 5.00%, 11/24/13	1,050	1,069,581
Prudential Financial, Inc., 4.50%, 7/15/13	1,050	1,050,979
Prudential Financial, Inc., 4.75%, 4/1/14	350	360,444

		$3,310,274

Machinery – Construction & Mining — 0.9%
Caterpillar, Inc., 7.00%, 12/15/13	$625	$643,429

		$643,429

Media — 1.6%
Walt Disney Co. (The), 0.45%, 12/1/15	$380	$378,426
Walt Disney Co. (The), 4.50%, 12/15/13	750	763,626

		$1,142,052

Oil & Gas — 1.4%
Chevron Corp., 0.889%, 6/24/16	$730	$731,378
Shell International Finance B.V., 4.00%, 3/21/14	250	256,283

		$987,661

Pharmaceuticals — 0.5%
Merck & Co., Inc., 0.464%, 5/18/16(2)	$325	$325,188

		$325,188

Security	Principal Amount (000’s omitted)	Value

Retail — 0.3%
Walgreen Co., 4.875%, 8/1/13	$220	$220,718

		$220,718

Utilities — 0.2%
Alabama Power Co., 5.80%, 11/15/13	$114	$116,239

		$116,239

Total Corporate Bonds & Notes (identified cost $35,467,935)		$35,499,026

Commercial Mortgage-Backed Securities — 5.2%

Security	Principal Amount (000’s omitted)	Value
BACM, Series 2004-4, Class A6, 4.877%, 7/10/42(3)	$500	$515,108
BACM, Series 2004-5, Class A4, 4.936%, 11/10/41(3)	487	503,802
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	1	1,282
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41	237	240,662
GMACC, Series 2004-C1, Class A4, 4.908%, 3/10/38	250	255,198
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(3)	500	514,565
JPMCC, Series 2003-PM1A, Class A4, 5.326%, 8/12/40(3)	16	15,665
LB-UBS, Series 2004-C4, Class A4, 5.712%, 6/15/29(3)	200	205,848
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(3)	195	195,881
MSC, Series 2003-IQ5, Class A4, 5.01%, 4/15/38	11	11,207
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(3)	238	244,512
MSC, Series 2005-T17, Class A5, 4.78%, 12/13/41	492	513,181
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	403	408,717

Total Commercial Mortgage-Backed Securities (identified cost $3,650,211)		$3,625,628

Collateralized Mortgage Obligations — 5.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Banks, Series QB-2015, Class 1, 4.91%, 4/28/15	$303	$317,308
Federal Home Loan Mortgage Corp., Series 2517, Class BH, 5.50%, 10/15/17	121	128,210
Federal Home Loan Mortgage Corp., Series 2621, Class QG, 5.00%, 8/15/31	38	38,180
Federal Home Loan Mortgage Corp., Series 2638, Class CE, 3.75%, 8/15/32	223	228,195
Federal Home Loan Mortgage Corp., Series 2649, Class QH, 4.50%, 7/15/18	91	95,916

6	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp., Series 2840, Class OE, 5.00%, 2/15/33	$81	$82,784
Federal Home Loan Mortgage Corp., Series 2889, Class OG, 5.00%, 5/15/33	203	207,883
Federal Home Loan Mortgage Corp., Series 2971, Class GC, 5.00%, 7/15/18	196	198,656
Federal Home Loan Mortgage Corp., Series 3047, Class OB, 5.50%, 12/15/33	59	59,884
Federal Home Loan Mortgage Corp., Series 3549, Class JA, 4.50%, 3/15/36	55	54,660
Federal Home Loan Mortgage Corp., Series 3706, Class C, 2.00%, 8/15/20	271	273,570
Federal Home Loan Mortgage Corp., Series 3787, Class TB, 1.75%, 1/15/17	320	323,691
Federal National Mortgage Association, Series 2003-24, Class PD, 5.00%, 4/25/18	222	235,180
Federal National Mortgage Association, Series 2004-81, Class KD, 4.50%, 7/25/18	66	66,475
Federal National Mortgage Association, Series 2005-84, Class YG, 5.00%, 9/25/35	92	94,078
Federal National Mortgage Association, Series 2009-88, Class EA, 4.50%, 5/25/23	124	126,281
Federal National Mortgage Association, Series 2010-9, Class A, 4.00%, 11/25/23	65	67,170
Federal National Mortgage Association, Series 2010-155, Class A, 3.50%, 9/25/25	266	272,914
Federal National Mortgage Association, Series 2011-66, Class AB, 4.00%, 11/25/39	203	205,505
Federal National Mortgage Association, Series 2011-76, Class PB, 2.50%, 4/25/39	156	159,144
Government National Mortgage Association, Series 2008-17, Class EH, 5.25%, 1/16/32	92	93,035
Government National Mortgage Association, Series 2009-93, Class EJ, 3.50%, 5/20/35	118	119,200
Government National Mortgage Association, Series 2009-122, Class MT, 2.25%, 10/20/32	136	137,738

Total Collateralized Mortgage Obligations (identified cost $3,624,295)		$3,585,657

Asset-Backed Securities — 5.5%

Security	Principal Amount (000’s omitted)	Value
ALLYL, Series 2013-SN1, Class A2, 0.52%, 5/20/15	$500	$500,011
AMCAR, Series 2013-3, Class A2, 0.68%, 10/11/16	500	499,610
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	140	138,650
CARMX, Series 2013-2, Class A2, 0.42%, 6/15/16	700	698,743
CNH, Series 2013-B, Class A2, 0.44%, 10/17/16	500	498,783

Security	Principal Amount (000’s omitted)	Value

FORDO, Series 2013-B, Class A2, 0.38%, 2/15/16	$500	$499,213
NALT, Series 2013-A, Class A2B, 0.323%, 9/15/15(3)	500	498,673
WOART, Series 2013-A, Class A2, 0.43%, 5/16/16	500	499,087

Total Asset-Backed Securities (identified cost $3,839,860)		$3,832,770

U.S. Government Agency Obligations — 20.4%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank, 0.21%, 3/26/14(2)	$1,250	$1,250,873
Federal Farm Credit Bank, 0.30%, 7/29/13(2)	1,000	1,000,172
Federal Home Loan Bank, 0.30%, 1/23/14	750	750,470
Federal Home Loan Mortgage Corp., 0.30%, 3/21/14	1,250	1,251,397
Federal Home Loan Mortgage Corp., 0.35%, 11/26/14	1,500	1,500,168
Federal Home Loan Mortgage Corp., 0.375%, 11/27/13	2,500	2,502,635
Federal Home Loan Mortgage Corp., 1.00%, 7/30/14	1,000	1,008,623
Federal National Mortgage Association, 0.36%, 1/27/15(2)	5,000	5,019,870

Total U.S. Government Agency Obligations (identified cost $14,274,934)		$14,284,208

Call Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	73	$1,755	7/5/13	$183
S&P 500 Index	74	1,760	7/12/13	555
S&P 500 Index	73	1,710	7/20/13	3,468
S&P 500 Index	72	1,735	7/26/13	17,640
S&P 500 Index FLEX	75	1,747	7/1/13	0
S&P 500 Index FLEX	75	1,740	7/3/13	0
S&P 500 Index FLEX	73	1,770	7/8/13	0
S&P 500 Index FLEX	74	1,750	7/10/13	9
S&P 500 Index FLEX	74	1,765	7/15/13	42
S&P 500 Index FLEX	73	1,775	7/17/13	49
S&P 500 Index FLEX	74	1,695	7/22/13	8,805
S&P 500 Index FLEX	73	1,730	7/24/13	2,048

Total Call Options Purchased (identified cost $20,422)				$32,799

7	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	73	$1,475	7/5/13	$1,278
S&P 500 Index	74	1,470	7/12/13	6,290
S&P 500 Index	73	1,410	7/20/13	2,920
S&P 500 Index	72	1,450	7/26/13	20,340
S&P 500 Index FLEX	75	1,455	7/1/13	0
S&P 500 Index FLEX	75	1,450	7/3/13	2
S&P 500 Index FLEX	73	1,490	7/8/13	1,662
S&P 500 Index FLEX	74	1,450	7/10/13	717
S&P 500 Index FLEX	74	1,475	7/15/13	5,891
S&P 500 Index FLEX	73	1,480	7/17/13	8,965
S&P 500 Index FLEX	74	1,397	7/22/13	2,401
S&P 500 Index FLEX	73	1,430	7/24/13	6,929

Total Put Options Purchased (identified cost $205,992)				$57,395

Short-Term Investments — 15.9%

Corporate Bonds & Notes — 9.6%

Security	Principal Amount (000’s omitted)	Value

Auto Manufacturers — 1.1%
BMW US Capital, LLC, 0.175%, 11/4/13(1)	$750	$749,215

		$749,215

Banks — 1.0%
Royal Bank of Canada, 0.12%, 8/26/13	$700	$699,920

		$699,920

Beverages — 1.2%
Coca-Cola Co. (The), 0.11%, 8/6/13(1)	$850	$849,950

		$849,950

Financial Services — 2.3%
Metlife Funding, Inc., 0.14%, 8/12/13(1)	$500	$499,900
National Australia Funding, 0.17%, 9/17/13(1)	1,100	1,099,609

		$1,599,509

Security	Principal Amount (000’s omitted)	Value

Foods — 1.9%
Nestle Capital Corp., 0.12%, 9/4/13(1)	$1,300	$1,299,828

		$1,299,828

Utilities — 2.1%
Southern Co., 0.20%, 8/1/13(1)	$1,500	$1,499,654

		$1,499,654

Total Corporate Bonds & Notes (identified cost $6,698,289)		$6,698,076

Other — 6.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(5)	$4,437	$4,438,405

Total Other (identified cost $4,438,405)		$4,438,405

Total Short-Term Investments (identified cost $11,136,694)		$11,136,481

Total Investments — 102.8% (identified cost $72,220,343)		$72,053,964

Call Options Written — (0.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	73	$1,675	7/5/13	$(913)
S&P 500 Index	74	1,680	7/12/13	(3,330)
S&P 500 Index	73	1,635	7/20/13	(63,510)
S&P 500 Index	72	1,655	7/26/13	(44,280)
S&P 500 Index FLEX	75	1,667	7/1/13	(56)
S&P 500 Index FLEX	75	1,660	7/3/13	(1,648)
S&P 500 Index FLEX	73	1,690	7/8/13	(680)
S&P 500 Index FLEX	74	1,670	7/10/13	(7,384)
S&P 500 Index FLEX	74	1,685	7/15/13	(6,409)
S&P 500 Index FLEX	73	1,695	7/17/13	(4,651)
S&P 500 Index FLEX	74	1,620	7/22/13	(157,646)
S&P 500 Index FLEX	73	1,650	7/24/13	(68,741)

Total Call Options Written (premiums received $643,598)				$(359,248)

8	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Put Options Written — (0.4)%

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	73	$1,555	7/5/13	$(15,330)
S&P 500 Index	74	1,550	7/12/13	(39,220)
S&P 500 Index	73	1,485	7/20/13	(16,425)
S&P 500 Index	72	1,530	7/26/13	(64,440)
S&P 500 Index FLEX	75	1,535	7/1/13	(113)
S&P 500 Index FLEX	75	1,530	7/3/13	(858)
S&P 500 Index FLEX	73	1,570	7/8/13	(29,873)
S&P 500 Index FLEX	74	1,530	7/10/13	(11,497)
S&P 500 Index FLEX	74	1,555	7/15/13	(42,140)
S&P 500 Index FLEX	73	1,560	7/17/13	(53,780)
S&P 500 Index FLEX	74	1,472	7/22/13	(13,753)
S&P 500 Index FLEX	73	1,510	7/24/13	(32,666)

Total Put Options Written (premiums received $641,823)				$(320,095)

Other Assets, Less Liabilities — (1.9)%				$(1,302,937)

Net Assets — 100.0%				$70,071,684

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ALLYL	–	Ally Auto Receivables Trust Lease
AMCAR	–	AmeriCredit Automobile Receivables Trust
BACM	–	Banc of America Commercial Mortgage Trust
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CARMX	–	CarMax Auto Owner Trust
CNH	–	CNH Equipment Trust
FLEX	–	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.
FORDO	–	Ford Credit Auto Owner Trust
GMACC	–	GMAC Commercial Mortgage Securities, Inc. Trust
GSMS	–	Goldman Sachs Mortgage Securities Corp. II
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
LB-UBS	–	LB-UBS Commercial Mortgage Trust
MLMT	–	Merrill Lynch Mortgage Trust
MSC	–	Morgan Stanley Capital I Trust
NALT	–	Nissan Auto Lease Trust
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WOART	–	World Omni Auto Receivables Trust
(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2013, the aggregate value of these securities is $7,348,618 or 10.5% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2013.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Amount is less than 0.05%.

(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013.

9	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Unaffiliated investments, at value (identified cost, $67,781,938)	$67,615,559
Affiliated investment, at value (identified cost, $4,438,405)	4,438,405
Cash	14,480
Interest receivable	209,166
Interest receivable from affiliated investment	250
Receivable for investments sold	102,396
Receivable for Fund shares sold	508,164
Receivable from affiliate	17,591
Total assets	$72,906,011

Liabilities
Written options outstanding, at value (premiums received, $1,285,421)	$679,343
Payable for investments purchased	1,236,776
Payable for Fund shares redeemed	792,707
Payable to affiliates:
Investment adviser and administration fee	65,167
Distribution and service fees	7,958
Trustees’ fees	703
Accrued expenses	51,673
Total liabilities	$2,834,327
Net Assets	$70,071,684

Sources of Net Assets
Paid-in capital	$71,891,385
Accumulated net realized loss	(1,966,923)
Accumulated net investment loss	(292,477)
Net unrealized appreciation	439,699
Net Assets	$70,071,684

Investor Class Shares
Net Assets	$36,699,040
Shares Outstanding	3,737,892
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.82

Institutional Class Shares
Net Assets	$33,372,644
Shares Outstanding	3,386,206
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.86

10	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Interest	$147,824
Interest allocated from affiliated investment	1,862
Expenses allocated from affiliated investment	(213)
Total investment income	$149,473

Expenses
Investment adviser and administration fee	$363,653
Distribution and service fees
Investor Class	40,789
Class C	3,180
Trustees’ fees and expenses	1,549
Custodian fee	49,058
Transfer and dividend disbursing agent fees	24,395
Legal and accounting services	26,616
Printing and postage	13,115
Registration fees	22,941
Miscellaneous	5,340
Total expenses	$550,636
Deduct —
Allocation of expenses to affiliates	$108,679
Reduction of custodian fee	7
Total expense reductions	$108,686

Net expenses	$441,950

Net investment loss	$(292,477)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,024,887)
Investment transactions allocated from affiliated investment	32
Written options	(1,142,341)
Net realized loss	$(2,167,196)
Change in unrealized appreciation (depreciation) —
Investments	$(115,218)
Written options	280,168
Net change in unrealized appreciation (depreciation)	$164,950

Net realized and unrealized loss	$(2,002,246)

Net decrease in net assets from operations	$(2,294,723)

11	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment loss	$(292,477)	$(442,503)
Net realized gain (loss) from investment transactions and written options	(2,167,196)	4,117,616
Net change in unrealized appreciation (depreciation) from investments and written options	164,950	97,181
Net increase (decrease) in net assets from operations	$(2,294,723)	$3,772,294
Distributions to shareholders —
From net investment income
Investor Class	$—	$(19,945)
Institutional Class	—	(119,079)
From net realized gain
Investor Class	—	(2,048,197)
Class C	—	(130,651)
Institutional Class	—	(2,882,714)
Total distributions to shareholders	$—	$(5,200,586)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$27,906,235	$20,210,580
Class C	202,043	1,257,020
Institutional Class	13,084,743	20,426,764
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	—	2,039,350
Class C	—	106,396
Institutional Class	—	1,521,177
Cost of shares redeemed
Investor Class	(15,304,432)	(32,165,006)
Class C	(348 849)	(70,815)
Institutional Class	(11,903,235)	(26,451,361)
Net asset value of shares merged*
Investor Class	1,315,980	—
Class C	(1,315,980)	—
Net increase (decrease) in net assets from Fund share transactions	$13,636,505	$(13,125,895)

Net increase (decrease) in net assets	$11,341,782	$(14,554,187)

Net Assets
At beginning of period	$58,729,902	$73,284,089
At end of period	$70,071,684	$58,729,902

Accumulated net investment loss included in net assets
At end of period	$(292,477)	$—

*	At the close of business on March 15, 2013, Class C shares were merged into Investor Class shares.

12	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2013

Financial Highlights

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,		Period Ended December 31, 2010(1)
			2012	2011
Net asset value — Beginning of period	$10.200		$10.410	$10.040	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.049)		$(0.095)	$(0.100)	$(0.028)
Net realized and unrealized gain (loss)	(0.331)		0.871	0.488	0.085

Total income (loss) from operations	$(0.380)		$0.776	$0.388	$0.057

Less Distributions
From net investment income	$—		$(0.010)	$—	$—
From net realized gain	—		(0.976)	(0.018)	(0.017)

Total distributions	$—		$(0.986)	$(0.018)	$(0.017)

Net asset value — End of period	$9.820		$10.200	$10.410	$10.040

Total Return(3)	(3.73	)%(4)	7.56%	3.87%	0.57	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,699		$23,812	$34,003	$7,080
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.45	%(7)	1.54%	1.75%	1.75	%(7)
Net investment loss	(1.00	)%(7)	(0.90)%	(0.98)%	(1.10	)%(7)
Portfolio Turnover	45	%(4)	62%	103%	31	%(4)

(1)	For the period from the start of business, September 30, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.33%, 0.28%, 0.05% and 1.45% of average daily net assets for the six months ended June 30, 2013, the years ended December 31, 2012 and 2011 and the period ended December 31, 2010, respectively). Absent these reimbursements, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

13	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2013

Financial Highlights — continued

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,		Period Ended December 31, 2010(1)
			2012	2011
Net asset value — Beginning of period	$10.230		$10.440	$10.050	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.037)		$(0.071)	$(0.076)	$(0.028)
Net realized and unrealized gain (loss)	(0.333)		0.877	0.484	0.095

Total income (loss) from operations	$(0.370)		$0.806	$0.408	$0.067

Less Distributions
From net investment income	$—		$(0.040)	$—	$—
From net realized gain	—		(0.976)	(0.018)	(0.017)

Total distributions	$—		$(1.016)	$(0.018)	$(0.017)

Net asset value — End of period	$9.860		$10.230	$10.440	$10.050

Total Return(3)	(3.71	)%(4)	7.84%	4.06%	0.67	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,373		$33,412	$38,998	$25,112
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.20	%(7)	1.29%	1.50%	1.50	%(7)
Net investment loss	(0.75	)%(7)	(0.66)%	(0.74)%	(1.09	)%(7)
Portfolio Turnover	45	%(4)	62%	103%	31	%(4)

(1)	For the period from the start of business, September 30, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.33%, 0.28%, 0.05% and 1.45% of average daily net assets for the six months ended June 30, 2013, the years ended December 31, 2012 and 2011 and the period ended December 31, 2010, respectively). Absent these reimbursements, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

14	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Absolute Return Fund (formerly, Eaton Vance Parametric Option Absolute Return Strategy Fund) (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers two classes of shares. Investor Class (renamed from Class A effective March 1, 2013) and Institutional Class (renamed from Class I effective March 1, 2013) shares are sold at net asset value and are not subject to a sales charge. Prior to March 1, 2013, the date the sales charge was eliminated and the share class was renamed, Investor Class shares were generally sold subject to a sales charge of 4.75% imposed at the time of purchase. The Fund previously offered Class C shares. At the close of business on March 15, 2013, Class C shares were merged into Investor Class shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities and indices) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

15

Parametric Absolute Return Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Written Options — Upon the writing of a call or put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for management, investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.10% of the Fund’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. For the six months ended June 30, 2013, the Fund’s investment adviser and administration fee amounted to $363,653 or 1.10% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has

16

Parametric Absolute Return Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM. EVM pays PRA a portion of its adviser and administration fee for sub-advisory services provided to the Fund. EVM and PRA have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.45% and 1.20% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively, and prior to the close of business on March 15, 2013, 2.20% of the Fund’s average daily net assets for Class C. This agreement may be changed or terminated after April 30, 2014. Pursuant to this agreement, EVM and PRA were allocated $108,679 in total of the Fund’s operating expenses for the six months ended June 30, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2013, EVM earned $1,713 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $525 as its portion of the sales charge on sales of Investor Class shares for the six months ended June 30, 2013. EVD also received distribution and service fees from Investor Class, Class C (prior to the close of business on March 15, 2013) and Institutional Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fee paid or accrued to EVD for the six months ended June 30, 2013 amounted to $40,789 for Investor Class shares.

Prior to the close of business on March 15, 2013, the Fund also had in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund paid EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2013, the Fund paid or accrued to EVD $2,385 for Class C shares.

Pursuant to the Class C Plan (prior to the close of business on March 15, 2013), the Fund also made payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2013 amounted to $795 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Prior to the close of business on March 15, 2013, a contingent deferred sales charge (CDSC) of 1% generally was imposed on redemptions of Class C shares made within one year of purchase. Prior to March 1, 2013, Investor Class shares may have been subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC was based upon the lower of the net asset value at date of redemption or date of purchase. No charge was levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC was levied on shares which had been sold to EVM or its affiliates or to their respective employees or clients and may have been waived under certain other limited conditions. For the six months ended June 30, 2013, the Fund was informed that EVD received no CDSCs paid by Investor Class and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, for the six months ended June 30, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$11,261,864	$6,880,271
U.S. Government and Agency Securities	17,438,550	28,822,812

	$28,700,414	$35,703,083

17

Parametric Absolute Return Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	2,818,636	1,901,645
Issued to shareholders electing to receive payments of distributions in Fund shares	—	202,316
Redemptions	(1,547,871)	(3,035,436)
Merger from Class C shares	132,496	—

Net increase (decrease)	1,403,261	(931,475)

Class C	Six Months Ended June 30, 2013 (Unaudited)(1)	Year Ended December 31, 2012

Sales	20,425	118,695
Issued to shareholders electing to receive payments of distributions in Fund shares	—	10,725
Redemptions	(35,647)	(6,817)
Merger to Investor Class shares	(134,787)	—

Net increase (decrease)	(150,009)	122,603

Institutional Class	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	1,312,367	1,909,171
Issued to shareholders electing to receive payments of distributions in Fund shares	—	150,612
Redemptions	(1,193,803)	(2,527,319)

Net increase (decrease)	118,564	(467,536)

(1)	Offering of Class C shares was discontinued during the six months ended June 30, 2013 (see Note 1).

At June 30, 2013, accounts advised by EVM and donor advised and pooled income funds managed by EVM owned approximately 21% and 17%, respectively, of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$72,153,165

Gross unrealized appreciation	$137,428
Gross unrealized depreciation	(236,629)

Net unrealized depreciation	$(99,201)

18

Parametric Absolute Return Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at June 30, 2013 is included in the Portfolio of Investments.

Written options activity for the six months ended June 30, 2013 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	1,606	$1,134,430
Options written	10,934	6,356,176
Options exercised	(3,148)	(1,950,184)
Options expired	(7,626)	(4,255,001)

Outstanding, end of period	1,766	$1,285,421

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting its maximum option loss potential. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Purchased options	$90,194	(1)	$—
Written options	—		(679,343	)(2)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(1,037,607)	$(20,673)
Written options	(1,142,341)	280,168

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

19

Parametric Absolute Return Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

The average number of purchased options contracts outstanding during the six months ended June 30, 2013, which is indicative of the volume of this derivative type, was approximately 1,700 contracts.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$35,499,026	$—	$35,499,026
Commercial Mortgage-Backed Securities	—	3,625,628	—	3,625,628
Collateralized Mortgage Obligations	—	3,585,657	—	3,585,657
Asset-Backed Securities	—	3,832,770	—	3,832,770
U.S. Government Agency Obligations	—	14,284,208	—	14,284,208
Call Options Purchased	21,846	10,953	—	32,799
Put Options Purchased	30,828	26,567	—	57,395
Short-Term Investments —
Corporate Bonds & Notes	—	6,698,076	—	6,698,076
Other	—	4,438,405	—	4,438,405

Total Investments	$52,674	$72,001,290	$—	$72,053,964

Liability Description

Call Options Written	$(112,033)	$(247,215)	$—	$(359,248)
Put Options Written	(135,415)	(184,680)	—	(320,095)

Total	$(247,448)	$(431,895)	$—	$(679,343)

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

12  Name Change

Effective March 1, 2013, the name of the Parametric Absolute Return Fund was changed from Eaton Vance Parametric Option Absolute Return Strategy Fund.

20

Parametric Absolute Return Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

21

Parametric Absolute Return Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Absolute Return Fund (formerly Eaton Vance Parametric Option Absolute Return Strategy Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement as well as the Sub-adviser’s business reputation. The Board considered the Sub-adviser’s options strategy, as well as its past experience in implementing such strategy. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

22

Parametric Absolute Return Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory and administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

23

Parametric Absolute Return Fund

June 30, 2013

Officers and Trustees

Officers of Parametric Absolute Return Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Absolute Return Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Risk Advisors LLC

518 Riverside Avenue

Westport, CT 06880

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4967-8/13	OARSSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 19, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 19, 2013